UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.4	8.6
Microsoft Corp.	5.6	5.6
Amazon.com, Inc.	4.6	4.0
Facebook, Inc. Class A	3.7	3.0
Alphabet, Inc. Class C	3.4	3.3
Alphabet, Inc. Class A	2.9	2.8
Comcast Corp. Class A	2.1	1.7
Intel Corp.	2.0	2.1
Cisco Systems, Inc.	2.0	1.8
Gilead Sciences, Inc.	1.6	2.0
	35.3

Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	45.7	46.5
Consumer Discretionary	18.7	18.0
Health Care	14.5	16.1
Financials	8.5	6.9
Consumer Staples	5.6	5.5
Industrials	4.3	4.0
Telecommunication Services	1.2	1.1
Energy	0.5	0.5
Materials	0.5	0.4
Utilities	0.1	0.1

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.7%

As of November 30, 2015 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	9,677	$38,321
China XD Plastics Co. Ltd. (a)	13,378	50,435
Dorman Products, Inc. (a)(b)	11,157	615,978
Federal-Mogul Corp. Class A (a)	54,919	465,713
Fox Factory Holding Corp. (a)	11,959	198,998
Fuel Systems Solutions, Inc. (a)	5,576	29,162
Gentex Corp.	89,777	1,488,503
Gentherm, Inc. (a)	11,810	432,010
Kandi Technolgies, Inc. (a)(b)	14,193	98,925
Motorcar Parts of America, Inc. (a)	5,713	171,161
Shiloh Industries, Inc. (a)	8,773	49,217
SORL Auto Parts, Inc. (a)	1,464	2,503
Spartan Motors, Inc.	15,102	96,653
Strattec Security Corp.	1,501	69,436
Sypris Solutions, Inc. (a)	1,434	1,434
The Goodyear Tire & Rubber Co.	84,400	2,360,668
Workhorse Group, Inc. (a)(b)	7,268	50,803
		6,219,920
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	41,858	9,343,961
Distributors - 0.2%
Core-Mark Holding Co., Inc.	7,391	632,817
Educational Development Corp.	1,826	19,447
Fenix Parts, Inc. (b)	9,442	36,541
LKQ Corp. (a)	96,373	3,187,055
Pool Corp.	12,825	1,174,385
VOXX International Corp. (a)(b)	10,039	33,229
Weyco Group, Inc.	4,744	130,745
		5,214,219
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	14,469	402,817
American Public Education, Inc. (a)	5,267	148,845
Apollo Education Group, Inc. Class A (non-vtg.) (a)	33,121	304,382
Ascent Capital Group, Inc. (a)(b)	3,915	73,367
ATA, Inc. ADR (a)(b)	2,232	10,937
Cambium Learning Group, Inc. (a)	16,088	74,166
Capella Education Co.	3,864	202,744
Career Education Corp. (a)	23,870	140,356
Collectors Universe, Inc.	3,024	58,847
Grand Canyon Education, Inc. (a)	14,735	615,334
Houghton Mifflin Harcourt Co. (a)	39,220	674,584
Liberty Tax, Inc. (b)	4,498	52,627
Lincoln Educational Services Corp. (a)	11,240	16,972
National American University Holdings, Inc.	1,829	3,658
Strayer Education, Inc. (a)	3,733	179,819
Tarena International, Inc. ADR	10,560	112,253
		3,071,708
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)	46,687	693,888
BJ's Restaurants, Inc. (a)	7,534	337,523
Bloomin' Brands, Inc.	36,662	698,411
Bob Evans Farms, Inc.	6,331	282,426
Bojangles', Inc. (a)(b)	11,915	208,513
Bravo Brio Restaurant Group, Inc. (a)	5,313	39,422
Buffalo Wild Wings, Inc. (a)(b)	5,793	842,244
Caesars Acquisition Co. (a)(b)	43,503	432,420
Caesars Entertainment Corp. (a)(b)	47,043	344,825
Carrols Restaurant Group, Inc. (a)	11,201	135,756
Century Casinos, Inc. (a)	11,415	65,066
China Lodging Group Ltd. ADR	9,897	335,607
China Yida Holding Co. (a)	388	1,086
Churchill Downs, Inc.	5,311	666,584
Chuy's Holdings, Inc. (a)(b)	5,362	176,678
Cosi, Inc. (a)(b)	12,944	7,078
Cracker Barrel Old Country Store, Inc. (b)	7,503	1,136,554
Dave & Buster's Entertainment, Inc. (a)	12,817	500,248
Del Frisco's Restaurant Group, Inc. (a)	7,307	112,966
Del Taco Restaurants, Inc. (a)	11,946	111,576
Denny's Corp. (a)	25,042	268,701
Diversified Restaurant Holdings, Inc. (a)	7,360	11,702
Dunkin' Brands Group, Inc.	28,242	1,222,596
El Pollo Loco Holdings, Inc. (a)(b)	12,071	134,350
Eldorado Resorts, Inc. (a)	15,001	223,515
Empire Resorts, Inc. (a)(b)	9,785	190,710
Famous Dave's of America, Inc. (a)	1,737	9,866
Fiesta Restaurant Group, Inc. (a)	8,876	223,054
Fogo de Chao, Inc. (b)	9,961	133,876
Gaming Partners International Corp. (a)	2,789	25,129
Golden Entertainment, Inc. (a)	8,990	110,217
Good Times Restaurants, Inc. (a)(b)	8,038	27,168
Habit Restaurants, Inc. Class A (a)(b)	4,506	80,612
Iao Kun Group Holding Co. Ltd. (b)	14,955	24,377
Icahn Enterprises LP	41,996	2,281,223
Ignite Restaurant Group, Inc. (a)(b)	10,009	22,520
International Speedway Corp. Class A	8,895	294,247
Interval Leisure Group, Inc.	41,311	593,226
Isle of Capri Casinos, Inc. (a)	13,455	213,800
Jack in the Box, Inc.	10,960	933,792
Jamba, Inc. (a)(b)	4,597	52,452
Kona Grill, Inc. (a)(b)	3,779	47,653
Lindblad Expeditions Holdings (a)	18,088	180,880
Marriott International, Inc. Class A (b)	80,045	5,286,172
Melco Crown Entertainment Ltd. sponsored ADR	54,050	782,104
Monarch Casino & Resort, Inc. (a)	6,333	133,753
Morgans Hotel Group Co. (a)	9,232	20,218
Nathan's Famous, Inc. (a)	1,506	64,125
Noodles & Co. (a)(b)	9,877	92,646
Norwegian Cruise Line Holdings Ltd. (a)(b)	72,261	3,353,633
Panera Bread Co. Class A (a)(b)	7,230	1,584,455
Papa John's International, Inc.	12,027	761,790
Papa Murphy's Holdings, Inc. (a)(b)	5,342	40,065
Peak Resorts, Inc.	8,205	35,528
Penn National Gaming, Inc. (a)	25,251	395,683
Pinnacle Entertainment, Inc.	19,263	216,901
Popeyes Louisiana Kitchen, Inc. (a)(b)	7,112	413,349
Potbelly Corp. (a)	7,806	103,195
Rave Restaurant Group, Inc. (a)	4,931	20,365
RCI Hospitality Holdings, Inc.	6,204	67,375
Red Robin Gourmet Burgers, Inc. (a)	4,333	219,726
Red Rock Resorts, Inc.	12,000	244,680
Ruth's Hospitality Group, Inc.	10,732	178,259
Scientific Games Corp. Class A (a)(b)	27,135	265,652
Sonic Corp.	15,238	453,940
Starbucks Corp.	468,894	25,737,592
Texas Roadhouse, Inc. Class A (b)	22,419	1,004,595
The Cheesecake Factory, Inc.	14,189	707,605
Town Sports International Holdings, Inc. (a)	11,510	35,106
Tuniu Corp. Class A sponsored ADR (a)(b)	9,872	91,267
Wendy's Co.	84,601	869,698
Wingstop, Inc. (b)	9,209	256,931
Wynn Resorts Ltd.	32,210	3,097,958
		60,968,903
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	3,729	104,076
Cavco Industries, Inc. (a)	2,744	272,534
Dixie Group, Inc. (a)(b)	3,770	12,780
Flexsteel Industries, Inc.	2,745	112,271
Garmin Ltd. (b)	59,799	2,542,653
GoPro, Inc. Class A (a)(b)	32,075	329,410
Green Brick Partners, Inc. (a)(b)	16,112	115,040
Helen of Troy Ltd. (a)	8,812	906,138
Hooker Furniture Corp.	3,483	84,254
iRobot Corp. (a)(b)	9,054	348,579
LGI Homes, Inc. (a)(b)	6,216	167,956
Lifetime Brands, Inc.	5,439	79,301
Live Ventures, Inc. (a)(b)	1,819	3,165
Nova LifeStyle, Inc. (a)	3,428	1,889
SGOCO Technology Ltd. (a)	250	1,008
Skullcandy, Inc. (a)	12,638	49,162
SodaStream International Ltd. (a)(b)	7,370	152,780
Stanley Furniture Co., Inc. (a)	825	2,170
Turtle Beach Corp. (a)(b)	11,150	10,871
Universal Electronics, Inc. (a)	4,451	289,003
Vuzix Corp. (a)(b)	6,024	35,542
Zagg, Inc. (a)(b)	8,826	42,718
		5,663,300
Internet & Catalog Retail - 7.3%
1-800-FLOWERS.com, Inc. Class A (a)	12,682	102,217
Amazon.com, Inc. (a)	149,373	107,965,311
Blue Nile, Inc.	3,584	94,510
CafePress, Inc. (a)	1,330	4,429
Cnova NV (a)(b)	144,509	750,002
Ctrip.com International Ltd. ADR (a)	109,247	4,999,143
Duluth Holdings, Inc. (b)	9,739	258,084
eLong, Inc. sponsored ADR (a)(b)	6,258	112,644
Etsy, Inc. (a)	34,429	318,468
EVINE Live, Inc. (a)	15,769	24,205
Expedia, Inc.	43,550	4,844,502
FTD Companies, Inc. (a)(b)	9,560	260,414
Gaiam, Inc. Class A (a)	9,607	72,821
Groupon, Inc. Class A (a)(b)	186,041	658,585
HSN, Inc.	16,740	876,674
JD.com, Inc. sponsored ADR (a)(b)	277,064	6,818,545
Lands' End, Inc. (a)(b)	10,395	174,324
Liberty Interactive Corp.:
(Venture Group) Series A (a)	44,707	1,668,018
QVC Group Series A (a)	151,248	4,080,671
Liberty TripAdvisor Holdings, Inc. (a)	23,463	538,945
MakeMyTrip Ltd. (a)(b)	13,385	195,689
Netflix, Inc. (a)(b)	135,764	13,925,313
NutriSystem, Inc.	9,742	264,398
Overstock.com, Inc. (a)	8,867	151,182
PetMed Express, Inc. (b)	7,027	132,318
Priceline Group, Inc. (a)	15,730	19,887,911
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	20,875	678,020
Shutterfly, Inc. (a)	11,027	532,604
TripAdvisor, Inc. (a)	42,083	2,850,702
U.S. Auto Parts Network, Inc. (a)	5,624	21,765
		173,262,414
Leisure Products - 0.3%
Arctic Cat, Inc. (b)	4,512	71,199
Black Diamond, Inc. (a)	14,880	62,050
Escalade, Inc.	5,185	58,953
Hasbro, Inc.	39,301	3,430,584
JAKKS Pacific, Inc. (a)(b)	8,850	66,021
Johnson Outdoors, Inc. Class A	4,224	111,345
Malibu Boats, Inc. Class A (a)	5,676	77,194
Mattel, Inc. (b)	107,707	3,433,699
MCBC Holdings, Inc. (a)	6,935	106,660
Smith & Wesson Holding Corp. (a)(b)	16,633	405,346
Summer Infant, Inc. (a)	1,750	2,538
		7,825,589
Media - 5.1%
AirMedia Group, Inc. ADR (a)	11,144	46,916
AMC Networks, Inc. Class A (a)(b)	19,241	1,230,270
Beasley Broadcast Group, Inc. Class A	689	3,238
Carmike Cinemas, Inc. (a)	7,720	230,674
Central European Media Enterprises Ltd. Class A (a)(b)	48,238	128,313
Charter Communications, Inc. (a)	32,137	7,036,075
Cinedigm Corp. (a)(b)	1,960	2,666
Comcast Corp. Class A (b)	771,818	48,856,079
Cumulus Media, Inc. Class A (a)(b)	60,579	19,373
Daily Journal Corp. (a)	588	116,012
Discovery Communications, Inc.:
Class A (a)(b)	47,911	1,334,321
Class B (a)	715	19,827
Class C (non-vtg.) (a)(b)	81,165	2,172,787
DISH Network Corp. Class A (a)	71,379	3,561,812
DreamWorks Animation SKG, Inc. Class A (a)(b)	24,721	994,773
Emmis Communications Corp. Class A (a)	2,486	1,305
Global Eagle Entertainment, Inc. (a)	25,446	184,484
Hemisphere Media Group, Inc. (a)(b)	7,054	76,959
Insignia Systems, Inc. (a)	738	1,756
Liberty Broadband Corp.:
Class A (a)	8,148	470,954
Class C (a)	23,855	1,379,535
Liberty Global PLC:
Class A (a)	80,807	3,018,141
Class B (a)	247	9,065
Class C (a)(b)	184,964	6,682,749
LiLAC Class A (a)	9,185	377,320
LiLAC Class C (a)(b)	6,677	285,175
Liberty Media Corp.:
rights 6/16/16 (a)(b)	4,887	10,703
Liberty Braves Class A (a)	3,675	57,183
Liberty Braves Class C (a)	6,724	100,860
Liberty Media Class A (a)	27,568	537,025
Liberty Media Class C (a)	3,151	59,711
Liberty SiriusXM Class A (a)	36,755	1,172,117
Liberty SiriusXM Class C (a)	69,423	2,183,353
Loral Space & Communications Ltd. (a)	7,294	279,871
MDC Partners, Inc. Class A (b)	15,538	278,752
National CineMedia, Inc.	19,707	287,722
News Corp.:
Class A	120,087	1,436,241
Class B	64,239	792,709
Nexstar Broadcasting Group, Inc. Class A (b)	9,191	489,145
Radio One, Inc. Class D (non-vtg.) (a)(b)	18,618	50,455
ReachLocal, Inc. (a)	4,325	7,396
Reading International, Inc. Class A (a)	8,651	108,311
RRSat Global Communications Network Ltd.	5,735	74,899
Salem Communications Corp. Class A	6,056	40,030
Scholastic Corp.	10,267	400,926
Scripps Networks Interactive, Inc. Class A	29,973	1,928,463
Sinclair Broadcast Group, Inc. Class A	21,348	675,237
Sirius XM Holdings, Inc. (a)(b)	1,603,646	6,446,657
Sizmek, Inc. (a)	11,447	27,931
Spanish Broadcasting System, Inc. Class A (a)	311	1,061
Starz Series A (a)	31,768	857,736
Twenty-First Century Fox, Inc.:
Class A	355,930	10,279,258
Class B (b)	250,465	7,323,597
Viacom, Inc.:
Class A	16,658	802,916
Class B (non-vtg.)	108,832	4,828,876
Videocon d2h Ltd. sponsored ADR (a)	13,671	121,945
VisionChina Media, Inc. ADR (a)(b)	1,079	8,848
WPP PLC ADR (b)	5,767	668,568
YOU On Demand Holdings, Inc. (a)(b)	15,827	24,532
		120,603,613
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	74,419	6,737,896
Fred's, Inc. Class A	11,921	175,000
Gordmans Stores, Inc. (a)(b)	3,931	6,722
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	19,106	478,987
Sears Canada, Inc. (a)(b)	29,750	91,654
Sears Holdings Corp. (a)(b)	34,389	455,998
The Bon-Ton Stores, Inc. (b)	5,468	8,257
Tuesday Morning Corp. (a)	14,954	101,687
		8,056,201
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)(b)	2,497	59,379
Ascena Retail Group, Inc. (a)	61,013	440,514
bebe stores, Inc. (a)(b)	19,126	6,694
Bed Bath & Beyond, Inc. (b)	51,507	2,304,938
Big 5 Sporting Goods Corp.	7,420	62,180
Citi Trends, Inc.	4,611	71,701
Conn's, Inc. (a)(b)	9,568	106,300
DavidsTea, Inc. (b)	7,633	90,146
Destination Maternity Corp.	6,011	31,618
Destination XL Group, Inc. (a)(b)	19,982	93,516
Finish Line, Inc. Class A	13,458	243,994
Five Below, Inc. (a)(b)	17,196	719,825
Francesca's Holdings Corp. (a)	12,836	133,751
Hibbett Sports, Inc. (a)(b)	6,916	238,879
Kirkland's, Inc.	4,778	63,500
Mattress Firm Holding Corp. (a)(b)	11,726	396,104
Michaels Companies, Inc. (a)(b)	66,226	1,941,084
Monro Muffler Brake, Inc.	10,293	647,944
O'Reilly Automotive, Inc. (a)(b)	30,758	8,133,338
Office Depot, Inc. (a)	176,054	630,273
Outerwall, Inc. (b)	5,210	214,913
Perfumania Holdings, Inc. (a)	1,858	4,478
Rent-A-Center, Inc.	16,571	218,240
Ross Stores, Inc.	128,293	6,850,846
Sears Hometown & Outlet Stores, Inc. (a)	7,167	44,579
Select Comfort Corp. (a)	15,318	343,430
Shoe Carnival, Inc.	6,746	157,182
Sportsman's Warehouse Holdings, Inc. (a)	13,189	113,953
Staples, Inc.	204,502	1,799,618
Stein Mart, Inc.	15,416	107,141
Tandy Leather Factory, Inc. (a)	1,041	7,755
The Children's Place Retail Stores, Inc.	6,134	432,324
Tile Shop Holdings, Inc. (a)(b)	15,716	286,817
Tractor Supply Co.	42,092	4,045,041
Trans World Entertainment Corp. (a)(b)	6,821	26,465
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,138	4,692,355
Urban Outfitters, Inc. (a)	37,366	1,066,052
West Marine, Inc. (a)	10,472	96,133
Winmark Corp.	1,713	168,302
Zumiez, Inc. (a)(b)	8,312	123,683
		37,214,985
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)(b)	4,097	4,220
Cherokee, Inc. (a)	3,256	45,942
Columbia Sportswear Co.	22,023	1,170,963
Crocs, Inc. (a)	23,643	232,647
Crown Crafts, Inc.	1,184	11,189
Fossil Group, Inc. (a)(b)	15,384	428,752
G-III Apparel Group Ltd. (a)	14,340	560,981
Iconix Brand Group, Inc. (a)(b)	15,311	118,048
Joe's Jeans, Inc. (a)	147	595
Kingold Jewelry, Inc. (a)(b)	26,949	43,927
Lakeland Industries, Inc. (a)(b)	2,257	19,907
lululemon athletica, Inc. (a)(b)	40,730	2,648,672
Perry Ellis International, Inc. (a)	4,580	88,669
Rocky Brands, Inc.	3,378	38,509
Sequential Brands Group, Inc. (a)(b)	19,492	157,106
Steven Madden Ltd. (a)	19,512	669,457
Superior Uniform Group, Inc.	5,441	96,306
Vera Bradley, Inc. (a)	12,194	186,812
		6,522,702

TOTAL CONSUMER DISCRETIONARY		443,967,515

CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	2,235	276,023
Craft Brew Alliance, Inc. (a)(b)	6,958	65,962
MGP Ingredients, Inc.	5,345	174,888
Monster Beverage Corp. (b)	64,367	9,655,050
National Beverage Corp. (a)	14,929	777,502
Primo Water Corp. (a)	8,555	97,099
		11,046,524
Food & Staples Retailing - 2.4%
Andersons, Inc.	9,041	323,487
Casey's General Stores, Inc.	12,319	1,480,867
Chefs' Warehouse Holdings (a)(b)	8,602	130,578
China Jo-Jo Drugstores, Inc. (a)	1,100	1,793
Costco Wholesale Corp.	139,499	20,753,266
G Willi-Food International Ltd. (a)	4,242	18,877
Ingles Markets, Inc. Class A	4,342	161,870
PriceSmart, Inc.	9,521	843,465
SpartanNash Co.	11,834	351,588
Sprouts Farmers Market LLC (a)(b)	47,816	1,183,924
United Natural Foods, Inc. (a)	16,145	601,563
Village Super Market, Inc. Class A	4,168	112,953
Walgreens Boots Alliance, Inc.	342,433	26,504,314
Whole Foods Market, Inc. (b)	102,548	3,317,428
		55,785,973
Food Products - 2.7%
Alico, Inc.	3,689	112,330
Blue Buffalo Pet Products, Inc. (a)(b)	62,520	1,615,517
Bridgford Foods Corp. (a)	433	5,395
Cal-Maine Foods, Inc. (b)	13,825	615,213
Calavo Growers, Inc.	5,571	315,374
Farmer Brothers Co. (a)(b)	6,095	172,184
Freshpet, Inc. (a)(b)	11,791	109,185
Inventure Foods, Inc. (a)(b)	6,705	50,220
J&J Snack Foods Corp.	5,993	632,262
John B. Sanfilippo & Son, Inc.	2,814	133,158
Lancaster Colony Corp.	8,717	1,056,762
Landec Corp. (a)	8,847	102,448
Lifeway Foods, Inc. (a)	5,561	52,663
Limoneira Co. (b)	5,024	82,645
Mondelez International, Inc.	497,485	22,133,108
Origin Agritech Ltd. (a)	2,765	4,728
Pilgrim's Pride Corp. (b)	81,014	2,014,818
S&W Seed Co. (a)(b)	8,090	36,810
Sanderson Farms, Inc.	6,985	626,624
Seneca Foods Corp. Class A (a)	3,635	113,485
SkyPeople Fruit Juice, Inc. (a)(b)	213	373
Snyders-Lance, Inc.	30,466	941,704
SunOpta, Inc. (a)	28,883	130,551
The Hain Celestial Group, Inc. (a)(b)	32,524	1,607,987
The Kraft Heinz Co.	385,201	32,044,871
		64,710,415
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,600	29,888
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,732	268,564
WD-40 Co.	4,534	504,952
		803,404
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(b)	10,526	96,629
Inter Parfums, Inc.	10,400	304,096
LifeVantage Corp. (a)	4,117	51,380
Mannatech, Inc. (a)	1,439	29,514
Natural Alternatives International, Inc. (a)	2,371	29,234
Natural Health Trends Corp. (b)	4,009	119,669
Nature's Sunshine Products, Inc.	7,919	77,923
Neptune Technologies & Bioressources, Inc. (a)(b)	17,693	21,857
Nutraceutical International Corp. (a)	4,423	104,781
Reliv International, Inc. (a)	923	591
Synutra International, Inc. (a)(b)	19,248	78,917
The Female Health Co. (a)	6,933	9,290
United-Guardian, Inc.	2,237	38,476
		962,357

TOTAL CONSUMER STAPLES		133,308,673

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	19,891	283,845
CSI Compressco LP	12,448	114,397
Dawson Geophysical Co. (a)	7,613	54,966
DryShips, Inc. (b)	7,870	17,235
ENGlobal Corp. (a)	5,041	5,596
Forbes Energy Services Ltd. (a)	4,367	1,865
Geospace Technologies Corp. (a)(b)	4,623	80,117
Glori Energy, Inc. (a)(b)	5,415	1,231
Gulf Island Fabrication, Inc.	5,322	36,828
Matrix Service Co. (a)	8,713	144,374
Mitcham Industries, Inc. (a)(b)	2,123	8,322
Ocean Rig UDW, Inc. (United States) (b)	54,499	129,708
Patterson-UTI Energy, Inc.	44,533	828,759
PHI, Inc. (non-vtg.) (a)	5,206	89,023
Profire Energy, Inc. (a)(b)	7,873	8,424
RigNet, Inc. (a)	5,882	73,113
SAExploration Holdings, Inc. (a)	3,388	1,931
Synthesis Energy Systems, Inc. (a)(b)	23,079	25,156
Tesco Corp.	12,146	88,909
		1,993,799
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	25,964	29,339
Aemetis, Inc. (a)(b)	5,390	13,798
Alliance Holdings GP, LP	19,331	313,742
Alliance Resource Partners LP	23,935	350,648
Amyris, Inc. (a)(b)	62,993	36,221
Approach Resources, Inc. (a)(b)	15,911	42,482
Blueknight Energy Partners LP	13,867	69,474
Calumet Specialty Products Partners LP	24,158	105,812
Capital Product Partners LP	36,962	108,668
Carrizo Oil & Gas, Inc. (a)	18,401	708,439
Clean Energy Fuels Corp. (a)	34,988	113,711
Diamondback Energy, Inc. (b)	22,514	2,047,648
Dorchester Minerals LP	11,954	155,282
EV Energy Partners LP	19,111	51,982
Gevo, Inc. (a)	314	110
Golar LNG Ltd. (b)	30,001	522,017
Golar LNG Partners LP	14,262	242,597
Green Plains Partners LP	7,461	107,438
Green Plains, Inc.	12,800	237,568
Gulfport Energy Corp. (a)	39,995	1,229,446
Hallador Energy Co. (b)	13,014	55,570
Hongli Clean Energy Technologies Corp. (a)	4,480	1,837
Isramco, Inc. (a)(b)	558	52,006
Legacy Reserves LP	24,413	58,835
Magellan Petroleum Corp. (a)	569	740
Marine Petroleum Trust	339	1,654
Martin Midstream Partners LP	11,473	253,897
Memorial Production Partners LP	27,639	58,042
Memorial Resource Development Corp. (a)	65,683	1,037,791
Mid-Con Energy Partners LP	7,322	22,112
Pacific Ethanol, Inc. (a)(b)	12,497	79,106
PDC Energy, Inc. (a)(b)	14,274	828,606
PennTex Midstream Partners LP	7,073	104,115
PrimeEnergy Corp. (a)	333	19,707
Renewable Energy Group, Inc. (a)	13,388	123,303
Rex Energy Corp. (a)(b)	14,752	10,918
StealthGas, Inc. (a)(b)	12,561	58,911
Torchlight Energy Resources, Inc. (a)(b)	2,041	1,398
TransGlobe Energy Corp. (a)	19,974	33,814
U.S. Energy Corp. (a)	3,179	1,144
Uranium Resources, Inc. (a)	473	686
Vanguard Natural Resources LLC	42,060	60,987
Vertex Energy, Inc. (a)(b)	4,311	5,992
Viper Energy Partners LP	26,146	506,709
Warren Resources, Inc. (a)(b)	12,572	1,660
Westmoreland Coal Co. (a)(b)	4,186	33,865
Zion Oil & Gas, Inc. (a)	3,214	4,982
		9,904,809

TOTAL ENERGY		11,898,608

FINANCIALS - 8.5%
Banks - 3.0%
1st Century Bancshares, Inc. (a)	3,540	39,400
1st Source Corp.	9,007	305,247
Access National Corp. (b)	5,325	109,322
ACNB Corp.	934	22,500
Allegiance Bancshares, Inc. (a)(b)	5,073	121,143
American National Bankshares, Inc.	4,129	111,937
American River Bankshares (a)	684	7,421
Ameris Bancorp	9,364	298,056
Ames National Corp. (b)	4,791	120,542
Arrow Financial Corp.	6,349	184,502
Atlantic Capital Bancshares, Inc. (a)	8,089	115,026
Avenue Financial Holdings, Inc. (a)	3,947	77,164
BancFirst Corp.	5,454	342,075
Bancorp, Inc., Delaware (a)	14,800	99,900
Bank of Commerce Holdings	7,378	46,408
Bank of Marin Bancorp	2,183	110,962
Bank of the Ozarks, Inc. (b)	28,116	1,093,994
Bankwell Financial Group, Inc.	3,662	78,770
Banner Corp.	9,977	443,877
BBCN Bancorp, Inc.	24,952	405,720
BCB Bancorp, Inc.	4,294	45,001
Blue Hills Bancorp, Inc.	10,596	150,357
BNC Bancorp	13,855	330,303
BOK Financial Corp. (b)	20,842	1,328,469
Boston Private Financial Holdings, Inc.	24,048	302,764
Bridge Bancorp, Inc.	6,456	193,486
Brookline Bancorp, Inc., Delaware	21,298	247,696
Bryn Mawr Bank Corp.	5,543	162,077
C & F Financial Corp.	1,712	75,157
California First National Bancorp	3,963	57,979
Camden National Corp.	3,354	144,289
Capital Bank Financial Corp. Series A	9,781	301,646
Capital City Bank Group, Inc.	9,275	143,763
Cardinal Financial Corp.	9,297	211,042
Carolina Financial Corp.	4,948	88,173
Cascade Bancorp (a)	33,333	188,331
Cathay General Bancorp (b)	23,794	733,331
Centerstate Banks of Florida, Inc.	14,725	232,950
Central Valley Community Bancorp	4,976	68,370
Century Bancorp, Inc. Class A (non-vtg.)	1,598	68,267
Chemical Financial Corp.	10,727	422,644
Chemung Financial Corp.	2,085	66,220
Citizens & Northern Corp.	5,396	109,431
Citizens Holding Co.	1,328	28,552
City Holding Co.	4,893	240,540
Civista Bancshares, Inc.	1,242	14,432
CNB Financial Corp., Pennsylvania	7,829	139,748
CoBiz, Inc.	14,313	181,059
Codorus Valley Bancorp, Inc.	3,778	80,887
Colony Bankcorp, Inc. (a)	217	2,051
Columbia Banking Systems, Inc.	18,260	556,382
Commerce Bancshares, Inc.	28,712	1,404,878
Community Trust Bancorp, Inc.	5,970	215,398
CommunityOne Bancorp (a)(b)	10,274	137,466
ConnectOne Bancorp, Inc.	11,337	179,578
County Bancorp, Inc.	1,532	31,881
CU Bancorp (a)	6,745	155,810
CVB Financial Corp. (b)	29,815	523,253
DNB Financial Corp.	927	25,363
Eagle Bancorp, Inc. (a)	10,239	527,206
East West Bancorp, Inc.	44,767	1,728,006
Eastern Virginia Bankshares, Inc.	5,032	36,281
Enterprise Bancorp, Inc.	3,918	91,172
Enterprise Financial Services Corp.	7,240	207,064
Equity Bancshares, Inc. (b)	2,827	67,141
Farmers Capital Bank Corp.	4,701	127,820
Farmers National Banc Corp.	12,161	115,043
Fidelity Southern Corp.	8,808	144,099
Fifth Third Bancorp	244,073	4,605,658
Financial Institutions, Inc.	5,682	158,869
First Bancorp, North Carolina	7,479	147,561
First Busey Corp.	14,647	325,017
First Business Finance Services, Inc.	3,986	98,574
First Citizen Bancshares, Inc.	3,681	953,600
First Community Bancshares, Inc.	9,664	211,255
First Connecticut Bancorp, Inc.	5,957	96,623
First Financial Bancorp, Ohio	19,433	384,190
First Financial Bankshares, Inc. (b)	21,119	707,698
First Financial Corp., Indiana	5,452	201,397
First Foundation, Inc. (a)	5,772	132,467
First Internet Bancorp	1,663	42,556
First Interstate Bancsystem, Inc.	6,117	177,209
First Merchants Corp.	13,461	348,775
First Midwest Bancorp, Inc., Delaware	21,634	404,556
First NBC Bank Holding Co. (a)	5,831	108,865
First Niagara Financial Group, Inc.	107,790	1,177,067
First Northwest Bancorp (a)	7,449	97,880
First of Long Island Corp.	6,181	185,986
First South Bancorp, Inc., Virginia	619	5,658
First United Corp. (a)	493	5,098
FirstMerit Corp.	51,505	1,168,133
Flushing Financial Corp.	9,009	187,928
Fulton Financial Corp.	50,488	719,454
German American Bancorp, Inc.	5,738	184,706
Glacier Bancorp, Inc.	22,162	605,909
Great Southern Bancorp, Inc.	5,315	208,507
Green Bancorp, Inc. (a)	12,894	107,149
Grupo Financiero Galicia SA sponsored ADR	14,531	412,826
Guaranty Bancorp	9,082	145,312
Hampton Roads Bankshares, Inc. (a)(b)	66,670	116,673
Hancock Holding Co.	23,580	648,214
Hanmi Financial Corp.	9,845	239,627
Hawthorn Bancshares, Inc.	678	9,865
Heartland Financial U.S.A., Inc.	7,625	267,638
Heritage Commerce Corp.	12,633	135,931
Heritage Financial Corp., Washington	12,452	227,374
Heritage Oaks Bancorp	17,327	139,482
Home Bancshares, Inc.	22,156	973,756
HomeTrust Bancshares, Inc. (a)	7,652	145,847
Horizon Bancorp Industries	4,618	114,065
Huntington Bancshares, Inc.	246,168	2,572,456
IBERIABANK Corp.	12,612	781,944
Independent Bank Corp.	7,383	109,564
Independent Bank Corp., Massachusetts (b)	8,366	412,360
Independent Bank Group, Inc.	5,870	223,177
International Bancshares Corp.	22,046	618,170
Investar Holding Corp.	1,376	21,190
Investors Bancorp, Inc.	97,773	1,170,343
Lakeland Bancorp, Inc.	13,953	161,018
Lakeland Financial Corp.	5,429	266,401
Landmark Bancorp, Inc.	518	13,002
LCNB Corp.	4,073	68,304
LegacyTexas Financial Group, Inc.	14,562	392,009
Live Oak Bancshares, Inc. (b)	10,398	167,824
Macatawa Bank Corp.	15,222	108,990
MainSource Financial Group, Inc.	11,050	249,509
MB Financial, Inc.	22,533	814,568
MBT Financial Corp.	9,373	74,328
Mercantile Bank Corp.	6,559	160,302
Merchants Bancshares, Inc.	2,816	85,916
Middleburg Financial Corp.	2,232	60,286
MidWestOne Financial Group, Inc.	5,221	151,983
Monarch Financial Holdings, Inc.	3,628	69,621
MutualFirst Financial, Inc.	3,641	98,307
National Bankshares, Inc. (b)	2,969	99,016
National Commerce Corp. (a)	4,298	99,327
NBT Bancorp, Inc.	14,938	435,592
Nicolet Bankshares, Inc. (a)	2,006	76,228
Northeast Bancorp	1,292	14,031
Northrim Bancorp, Inc.	2,711	71,977
Norwood Financial Corp.	895	25,284
Oak Valley Bancorp Oakdale California	1,916	18,681
Ohio Valley Banc Corp.	1,615	35,982
Old Line Bancshares, Inc.	5,868	101,868
Old National Bancorp, Indiana	37,662	495,632
Old Point Financial Corp.	453	8,834
Old Second Bancorp, Inc.	12,946	93,600
Opus Bank	10,235	385,450
Orrstown Financial Services, Inc.	2,177	41,026
Pacific Continental Corp.	8,315	137,946
Pacific Mercantile Bancorp (a)	11,962	86,725
Pacific Premier Bancorp, Inc. (a)	8,601	215,025
PacWest Bancorp	36,730	1,530,906
Park Sterling Corp.	17,930	133,579
Patriot National Bancorp, Inc. (a)	1,723	22,899
Peapack-Gladstone Financial Corp.	5,501	104,574
Penns Woods Bancorp, Inc. (b)	2,428	102,802
People's Utah Bancorp	8,000	137,200
Peoples Bancorp of North Carolina	1,863	36,291
Peoples Bancorp, Inc.	6,192	133,685
Peoples Financial Services Corp. (b)	3,284	121,081
Peoples United Financial, Inc.	91,608	1,454,735
Pinnacle Financial Partners, Inc.	12,689	624,045
Popular, Inc.	32,715	1,025,288
Preferred Bank, Los Angeles	4,831	159,037
Premier Financial Bancorp, Inc.	5,064	82,087
PrivateBancorp, Inc.	24,252	1,075,576
QCR Holdings, Inc.	4,346	118,602
Renasant Corp.	12,595	433,394
Republic Bancorp, Inc., Kentucky Class A	7,206	199,822
Republic First Bancorp, Inc. (a)(b)	15,141	64,652
S&T Bancorp, Inc.	12,564	325,031
Sandy Spring Bancorp, Inc.	8,000	235,120
SB Financial Group, Inc.	723	7,910
Seacoast Banking Corp., Florida (a)	12,593	212,066
ServisFirst Bancshares, Inc. (b)	8,745	455,090
Shore Bancshares, Inc.	6,024	66,384
Sierra Bancorp	5,359	92,550
Signature Bank (a)	16,679	2,251,665
Simmons First National Corp. Class A	9,854	467,868
SmartFinancial, Inc. (a)	1,062	16,769
South State Corp.	7,212	522,798
Southcoast Financial Corp. (a)	3,721	53,471
Southern First Bancshares, Inc. (a)	2,719	69,606
Southern National Bancorp of Virginia, Inc.	5,523	65,779
Southside Bancshares, Inc.	8,737	257,654
Southwest Bancorp, Inc., Oklahoma	6,487	110,084
State Bank Financial Corp.	12,215	265,554
Stock Yards Bancorp, Inc.	7,992	232,008
Stonegate Bank	5,009	160,088
Summit Financial Group, Inc.	4,582	79,223
Sun Bancorp, Inc. (a)(b)	7,432	154,214
SVB Financial Group (a)	16,192	1,784,358
Talmer Bancorp, Inc. Class A	19,940	397,604
Texas Capital Bancshares, Inc. (a)	14,348	735,192
The First Bancorp, Inc.	4,381	88,277
TowneBank (b)	16,992	371,275
Trico Bancshares	8,202	230,968
TriState Capital Holdings, Inc. (a)	11,591	150,683
Triumph Bancorp, Inc. (a)	5,436	87,302
Trustmark Corp.	19,722	488,711
UMB Financial Corp.	15,154	872,113
Umpqua Holdings Corp.	67,154	1,073,792
Union Bankshares Corp.	13,468	365,522
Union Bankshares, Inc.	744	25,017
United Bankshares, Inc., West Virginia	21,076	839,036
United Community Bank, Inc.	20,690	416,490
United Security Bancshares, Inc.	450	3,893
United Security Bancshares, California	1,191	6,431
Univest Corp. of Pennsylvania	7,672	154,898
Veritex Holdings, Inc. (a)	5,040	78,473
Washington Trust Bancorp, Inc.	5,751	220,378
WashingtonFirst Bankshares, Inc.	4,666	104,752
Wellesley Bancorp, Inc.	1,635	32,945
WesBanco, Inc.	12,652	413,214
West Bancorp., Inc.	7,617	143,352
Westamerica Bancorp. (b)	7,632	371,297
Wilshire Bancorp, Inc.	23,189	265,050
Wintrust Financial Corp.	14,583	776,836
Xenith Bankshares, Inc. (a)(b)	5,149	38,772
Your Community Bankshares, Inc. (b)	2,345	89,602
Zions Bancorporation (b)	61,815	1,732,056
		71,415,049
Capital Markets - 1.3%
American Capital Ltd. (a)	74,863	1,202,300
American Capital Senior Floating Ltd.	6,994	71,059
BGC Partners, Inc. Class A	79,970	742,921
Calamos Asset Management, Inc. Class A	10,100	77,669
Capital Southwest Corp.	8,313	115,301
Capitala Finance Corp.	7,384	99,241
Carlyle Group LP	26,223	421,141
CM Finance, Inc.	5,770	47,372
Cowen Group, Inc. Class A (a)(b)	35,439	118,721
Diamond Hill Investment Group, Inc.	1,238	223,162
E*TRADE Financial Corp. (a)	90,845	2,533,667
FBR & Co.	4,327	83,165
Fifth Street Asset Management, Inc. Class A	4,060	17,823
Financial Engines, Inc. (b)	19,903	550,119
Harris & Harris Group, Inc. (a)	12,222	21,144
Harvest Capital Credit Corp.	3,560	46,422
Hennessy Advisors, Inc.	2,494	82,950
Horizon Technology Finance Corp.	4,323	51,876
Interactive Brokers Group, Inc.	20,505	823,891
INTL FCStone, Inc. (a)	6,458	180,114
LPL Financial (b)	28,221	787,084
Newtek Business Services Corp.	6,404	83,764
Northern Trust Corp.	72,847	5,397,963
SEI Investments Co.	52,094	2,679,715
Siebert Financial Corp. (a)	2,067	2,480
Silvercrest Asset Management Group Class A	4,684	57,379
T. Rowe Price Group, Inc. (b)	78,961	6,084,735
TD Ameritrade Holding Corp. (b)	171,094	5,589,641
U.S. Global Investments, Inc. Class A	870	1,462
Virtu Financial, Inc. Class A	13,610	242,394
Virtus Investment Partners, Inc.	2,673	217,609
WisdomTree Investments, Inc. (b)	43,387	537,999
		29,192,283
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	7,175	74,835
Atlanticus Holdings Corp. (a)	2,291	6,484
Consumer Portfolio Services, Inc. (a)	11,810	46,177
Credit Acceptance Corp. (a)(b)	6,423	1,203,285
Encore Capital Group, Inc. (a)(b)	8,260	222,111
EZCORP, Inc. (non-vtg.) Class A (a)(b)	16,249	110,168
First Cash Financial Services, Inc.	9,071	396,312
Navient Corp.	112,184	1,538,043
Nicholas Financial, Inc. (a)	4,973	53,708
PRA Group, Inc. (a)(b)	14,880	409,349
SLM Corp. (a)	134,591	924,640
World Acceptance Corp. (a)	3,024	132,088
		5,117,200
Diversified Financial Services - 1.7%
A-Mark Precious Metals, Inc.	2,324	37,138
Broadcom Ltd.	123,881	19,122,271
CBOE Holdings, Inc. (b)	26,068	1,659,228
China Commercial Credit, Inc. (a)	1,526	839
CME Group, Inc.	107,355	10,508,981
MarketAxess Holdings, Inc. (b)	11,862	1,659,968
Markit Ltd. (a)(b)	64,183	2,205,970
Marlin Business Services Corp.	6,662	100,996
Morningstar, Inc.	14,073	1,188,183
NewStar Financial, Inc. (a)	16,205	136,608
PICO Holdings, Inc. (a)	9,027	83,590
Resource America, Inc. Class A	7,199	69,398
The NASDAQ OMX Group, Inc.	51,828	3,421,166
TheStreet.com, Inc. (b)	8,907	10,421
Tiptree Financial, Inc.	13,335	75,343
Value Line, Inc.	1,458	24,174
WL Ross Holding Corp. (a)(b)	26,306	261,745
		40,566,019
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	14,678	242,040
American Independence Corp. (a)	848	18,614
American National Insurance Co.	8,558	1,022,767
Amerisafe, Inc.	5,866	356,242
AmTrust Financial Services, Inc. (b)	55,454	1,470,640
Arch Capital Group Ltd. (a)	38,478	2,795,811
Argo Group International Holdings, Ltd.	9,354	492,488
Atlas Financial Holdings, Inc. (a)	5,400	97,146
Baldwin & Lyons, Inc. Class B	7,457	174,792
Cincinnati Financial Corp.	51,017	3,525,275
CNinsure, Inc. ADR (a)(b)	13,271	91,570
Conifer Holdings, Inc.	3,170	21,112
Donegal Group, Inc. Class A	10,694	173,136
eHealth, Inc. (a)	6,376	88,116
EMC Insurance Group	7,434	198,636
Enstar Group Ltd. (a)	5,289	824,396
Erie Indemnity Co. Class A	15,088	1,477,115
Federated National Holding Co.	4,343	93,722
Global Indemnity PLC (a)	5,659	170,449
Greenlight Capital Re, Ltd. (a)	9,525	193,739
Hallmark Financial Services, Inc. (a)	8,020	78,355
Health Insurance Innovations, Inc. (a)	2,090	15,153
Infinity Property & Casualty Corp.	3,697	288,107
Investors Title Co.	621	57,914
James River Group Holdings Ltd.	9,997	353,394
Kingstone Companies, Inc.	3,333	30,097
Maiden Holdings Ltd.	24,139	316,704
National General Holdings Corp.	33,870	702,125
National Interstate Corp.	6,380	198,354
National Western Life Group, Inc.	1,104	235,715
Navigators Group, Inc.	4,417	402,300
Oxbridge Re Holdings Ltd.	1,344	6,707
Safety Insurance Group, Inc.	4,690	278,633
Selective Insurance Group, Inc.	18,071	671,338
State Auto Financial Corp.	14,792	303,236
State National Companies, Inc.	15,066	162,261
Unico American Corp. (a)	912	10,324
United Fire Group, Inc.	7,990	328,948
United Insurance Holdings Corp.	6,540	114,842
Willis Group Holdings PLC	43,393	5,555,172
WMI Holdings Corp. (a)(b)	68,797	163,049
		23,800,534
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	103,472	1,954,586
American Capital Mortgage Investment Corp.	14,816	234,537
CareTrust (REIT), Inc.	17,834	238,797
CIM Commercial Trust Corp.	24,432	445,884
Communications Sales & Leasing, Inc.	47,444	1,185,151
CyrusOne, Inc.	24,596	1,212,829
Equinix, Inc.	21,686	7,850,332
Gaming & Leisure Properties	63,989	2,105,878
Gladstone Commercial Corp.	7,404	123,129
Gladstone Land Corp.	5,578	57,063
Global Self Storage, Inc. (b)	4,374	21,914
Gyrodyne LLC (a)(b)	1,037	32,977
Lamar Advertising Co. Class A	25,687	1,670,939
New York Mortgage Trust, Inc. (b)	32,846	195,434
Potlatch Corp.	12,898	440,854
Retail Opportunity Investments Corp.	33,817	683,780
Sabra Health Care REIT, Inc.	20,579	430,924
SoTHERLY Hotels, Inc.	7,917	40,535
United Development Funding IV (b)	9,244	29,581
		18,955,124
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	5,841	163,139
AV Homes, Inc. (a)(b)	7,112	89,327
China HGS Real Estate, Inc. (a)(b)	10,514	17,664
Colliers International Group, Inc.	12,010	469,465
Cresud S.A.C.I.F. y A. sponsored ADR (a)	15,597	192,779
Elbit Imaging Ltd. (a)	109	96
FirstService Corp.	10,929	517,468
FRP Holdings, Inc. (a)	3,769	115,331
Griffin Industrial Realty, Inc.	1,362	43,536
Landmark Infrastructure Partners LP	5,278	80,226
Stratus Properties, Inc. (a)	2,797	62,373
The RMR Group, Inc. (a)	5,203	154,217
		1,905,621
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	22,769	121,814
ASB Bancorp, Inc. (a)	1,233	30,714
Bank Mutual Corp.	19,617	159,094
BankFinancial Corp.	9,953	126,503
Bear State Financial, Inc.	13,538	128,882
Beneficial Bancorp, Inc. (a)	19,606	269,975
BofI Holding, Inc. (a)(b)	19,664	369,093
BSB Bancorp, Inc. (a)	5,184	119,076
Capitol Federal Financial, Inc.	39,102	531,005
Carver Bancorp, Inc. (a)	695	2,446
Charter Financial Corp.	6,783	90,078
Chicopee Bancorp, Inc.	1,629	29,941
Clifton Bancorp, Inc.	8,596	129,886
Dime Community Bancshares, Inc.	11,555	212,150
ESSA Bancorp, Inc.	5,151	70,517
First Clover Leaf Financial Corp.	1,082	12,735
First Defiance Financial Corp.	3,399	137,218
First Financial Northwest, Inc.	6,788	90,145
Fox Chase Bancorp, Inc.	4,570	92,497
Hingham Institution for Savings	854	114,342
HMN Financial, Inc. (a)	448	6,397
Home Bancorp, Inc.	2,884	79,973
HomeStreet, Inc. (a)(b)	7,795	160,265
HopFed Bancorp, Inc. (b)	1,199	14,448
Kearny Financial Corp.	27,232	356,467
La Porte Bancorp, Inc.	2,553	40,542
Lake Shore Bancorp, Inc.	812	10,783
Lake Sunapee Bank Group	999	16,424
Lendingtree, Inc. (a)(b)	3,864	321,678
Malvern Bancorp, Inc. (a)	1,500	23,985
Meridian Bancorp, Inc.	18,347	275,205
Meta Financial Group, Inc.	2,741	136,639
NMI Holdings, Inc. (a)	20,555	128,263
Northfield Bancorp, Inc.	14,435	224,464
Northwest Bancshares, Inc.	28,583	423,314
Ocean Shore Holding Co.	2,171	37,754
OceanFirst Financial Corp.	10,257	191,242
Oritani Financial Corp.	13,266	222,206
Provident Financial Holdings, Inc.	4,259	77,599
Prudential Bancorp, Inc.	3,638	54,206
Riverview Bancorp, Inc.	4,177	19,465
Severn Bancorp, Inc. (a)	677	3,981
SI Financial Group, Inc.	7,040	97,926
Southern Missouri Bancorp, Inc.	3,040	73,355
Territorial Bancorp, Inc.	5,176	136,181
TFS Financial Corp.	96,223	1,775,314
Trustco Bank Corp., New York	36,411	239,220
United Community Financial Corp.	21,064	128,280
United Financial Bancorp, Inc. New	18,056	239,964
Washington Federal, Inc.	27,041	675,755
Waterstone Financial, Inc.	14,845	214,956
Westfield Financial, Inc.	7,742	59,691
WSFS Financial Corp.	9,167	325,153
		9,629,206

TOTAL FINANCIALS		200,581,036

HEALTH CARE - 14.5%
Biotechnology - 9.1%
Abeona Therapeutics, Inc. (a)(b)	19,068	55,679
ACADIA Pharmaceuticals, Inc. (a)(b)	35,802	1,268,465
Acceleron Pharma, Inc. (a)	11,432	391,089
Achillion Pharmaceuticals, Inc. (a)(b)	43,363	405,444
Acorda Therapeutics, Inc. (a)	14,468	411,615
Adamas Pharmaceuticals, Inc. (a)	6,461	108,674
Adaptimmune Therapeutics PLC sponsored ADR	7,934	81,641
ADMA Biologics, Inc. (a)(b)	4,173	32,341
Aduro Biotech, Inc. (a)	20,491	251,834
Advanced Accelerator Applications SA sponsored ADR	1,720	51,256
Advaxis, Inc. (a)(b)	9,693	89,757
Adverum Biotechnologies, Inc. (a)	6,327	28,598
Aegerion Pharmaceuticals, Inc. (a)	7,858	13,987
Affimed NV (a)(b)	8,764	31,200
Agenus, Inc. (a)(b)	26,790	113,054
Agios Pharmaceuticals, Inc. (a)(b)	11,838	662,336
Aimmune Therapeutics, Inc. (a)(b)	13,570	208,300
Akebia Therapeutics, Inc. (a)	12,072	107,562
Alder Biopharmaceuticals, Inc. (a)(b)	16,011	481,451
Aldeyra Therapeutics, Inc. (a)(b)	4,419	25,674
Alexion Pharmaceuticals, Inc. (a)(b)	71,632	10,809,269
Alkermes PLC (a)	47,861	2,221,229
Alnylam Pharmaceuticals, Inc. (a)(b)	27,154	1,947,485
AMAG Pharmaceuticals, Inc. (a)(b)	10,616	227,607
Amarin Corp. PLC ADR (a)(b)	60,435	125,705
Amgen, Inc.	238,675	37,698,716
Amicus Therapeutics, Inc. (a)(b)	40,229	284,821
Anacor Pharmaceuticals, Inc. (a)	14,320	1,421,976
Anavex Life Sciences Corp. (a)(b)	12,694	56,361
Anthera Pharmaceuticals, Inc. (a)(b)	9,885	36,377
Applied Genetic Technologies Corp. (a)	5,947	102,288
Aquinox Pharmaceuticals, Inc. (a)(b)	4,762	39,191
Arbutus Biopharma Corp. (a)(b)	21,181	87,689
Ardelyx, Inc. (a)(b)	11,279	103,203
Arena Pharmaceuticals, Inc. (a)(b)	79,017	143,021
Argos Therapeutics, Inc. (a)(b)	8,388	51,754
ARIAD Pharmaceuticals, Inc. (a)(b)	57,467	508,583
ArQule, Inc. (a)	26,211	46,131
Array BioPharma, Inc. (a)(b)	47,338	178,464
Arrowhead Pharmaceuticals, Inc. (a)(b)	18,114	111,039
Ascendis Pharma A/S sponsored ADR (a)(b)	6,221	85,477
Atara Biotherapeutics, Inc. (a)(b)	8,935	161,813
Athersys, Inc. (a)	27,373	62,958
aTyr Pharma, Inc. (a)(b)	8,217	27,198
Aurinia Pharmaceuticals, Inc. (a)(b)	9,563	26,982
AVEO Pharmaceuticals, Inc. (a)(b)	33,803	32,113
Aviragen Therapeutics, Inc. (a)	7,051	10,435
BeiGene Ltd. ADR (b)	2,153	60,822
Bellicum Pharmaceuticals, Inc. (a)(b)	9,264	108,111
BioCryst Pharmaceuticals, Inc. (a)(b)	21,424	72,627
Biogen, Inc. (a)	69,404	20,108,421
BioMarin Pharmaceutical, Inc. (a)	51,372	4,605,500
Biospecifics Technologies Corp. (a)	1,935	72,621
Biotie Therapies Corp. sponsored ADR (b)	1,834	46,950
bluebird bio, Inc. (a)(b)	11,488	519,832
Blueprint Medicines Corp. (b)	8,723	165,650
Calithera Biosciences, Inc. (a)(b)	7,315	38,331
Cancer Genetics, Inc. (a)(b)	3,642	7,867
Capricor Therapeutics, Inc. (a)(b)	3,109	9,358
Cara Therapeutics, Inc. (a)	8,007	51,725
CareDx, Inc. (a)	5,786	25,690
CASI Pharmaceuticals, Inc. (a)	899	1,106
Catabasis Pharmaceuticals, Inc. (b)	5,874	39,650
Catalyst Biosciences, Inc. (a)	1,132	1,743
Catalyst Pharmaceutical Partners, Inc. (a)(b)	24,398	15,005
Celator Pharmaceuticals, Inc. (a)	10,898	327,812
Celgene Corp. (a)	248,098	26,179,301
Celldex Therapeutics, Inc. (a)(b)	29,930	137,079
Cellectis SA sponsored ADR (a)(b)	2,735	89,653
Cellular Biomedicine Group, Inc. (a)	3,536	51,590
Celsion Corp. (a)(b)	10,874	14,680
Cepheid, Inc. (a)	22,713	636,191
Ceres, Inc. (a)	312	69
Cerulean Pharma, Inc. (a)	8,259	19,987
ChemoCentryx, Inc. (a)(b)	16,612	89,539
Chiasma, Inc. (a)(b)	6,835	21,940
Chimerix, Inc. (a)	15,639	76,631
China Biologic Products, Inc. (a)	8,448	996,526
Cidara Therapeutics, Inc. (a)(b)	4,301	50,838
Cleveland Biolabs, Inc. (a)(b)	4,912	10,659
Clovis Oncology, Inc. (a)(b)	11,637	195,851
Coherus BioSciences, Inc. (a)(b)	12,277	228,966
Colucid Pharmaceuticals, Inc. (b)	4,541	31,787
Conatus Pharmaceuticals, Inc. (a)(b)	3,522	8,101
Concert Pharmaceuticals, Inc. (a)	6,666	88,724
ContraFect Corp. (a)(b)	12,357	37,689
Corbus Pharmaceuticals Holdings, Inc. (a)	14,493	47,247
CTI BioPharma Corp. (a)(b)	78,057	34,798
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	46,136	80,738
Cyclacel Pharmaceuticals, Inc. (a)	475	1,967
Cytokinetics, Inc. (a)(b)	13,407	109,267
CytomX Therapeutics, Inc. (a)	11,165	120,582
Cytori Therapeutics, Inc. (a)(b)	4,733	13,347
Cytori Therapeutics, Inc. rights 6/9/16 (a)	4,734	0
CytRx Corp. (a)(b)	18,151	54,271
DBV Technologies SA sponsored ADR (a)	7,882	264,283
Dicerna Pharmaceuticals, Inc. (a)(b)	5,947	22,123
Dimension Therapeutics, Inc. (b)	8,907	71,256
Dyax Corp. rights 12/31/19 (a)	43,075	102,519
Dynavax Technologies Corp. (a)	11,477	190,403
Eagle Pharmaceuticals, Inc. (a)(b)	5,119	243,306
Edge Therapeutics, Inc. (a)	8,818	73,013
Editas Medicine, Inc. (b)	11,522	427,351
Eiger Biopharmaceuticals, Inc. (a)	2,548	53,788
Eleven Biotherapeutics, Inc. (a)(b)	5,420	6,721
Enanta Pharmaceuticals, Inc. (a)	5,883	144,310
Enzymotec Ltd. (a)	8,720	71,504
Epirus Biopharmaceuticals, Inc. (a)	8,074	4,938
Epizyme, Inc. (a)(b)	17,679	195,530
Esperion Therapeutics, Inc. (a)(b)	7,431	127,219
Exact Sciences Corp. (a)(b)	29,396	195,189
Exelixis, Inc. (a)(b)	71,526	464,204
Fate Therapeutics, Inc. (a)	9,778	14,960
Fibrocell Science, Inc. (a)(b)	11,742	27,124
FibroGen, Inc. (a)	20,092	374,917
Five Prime Therapeutics, Inc. (a)	8,272	378,196
Flexion Therapeutics, Inc. (a)	7,034	122,673
Fortress Biotech, Inc. (a)(b)	18,811	53,047
Forward Pharma A/S sponsored ADR (a)	4,401	89,648
Foundation Medicine, Inc. (a)(b)	10,792	203,429
Galapagos Genomics NV sponsored ADR (b)	2,746	158,774
Galectin Therapeutics, Inc. (a)	9,741	14,417
Galena Biopharma, Inc. (a)(b)	69,823	126,380
Galmed Pharmaceuticals Ltd. (a)(b)	4,237	17,753
Genocea Biosciences, Inc. (a)(b)	9,398	44,171
Genomic Health, Inc. (a)	10,671	285,983
GenVec, Inc. (a)	3,850	2,349
Geron Corp. (a)(b)	52,259	154,687
Gilead Sciences, Inc.	433,765	37,763,581
Global Blood Therapeutics, Inc. (a)	9,465	226,403
GlycoMimetics, Inc. (a)	6,164	50,791
Grifols SA ADR (b)	46,807	773,720
GTx, Inc. (a)	5,496	3,847
Halozyme Therapeutics, Inc. (a)(b)	40,922	411,675
Harvard Apparatus (a)	528	744
Heron Therapeutics, Inc. (a)(b)	11,769	251,857
Histogenics Corp. (a)	3,605	6,633
Idera Pharmaceuticals, Inc. (a)(b)	34,537	54,568
Ignyta, Inc. (a)	9,721	65,957
Immune Design Corp. (a)	5,994	75,225
ImmunoGen, Inc. (a)	26,823	151,282
Immunomedics, Inc. (a)(b)	28,416	137,533
Incyte Corp. (a)	59,497	5,022,142
Infinity Pharmaceuticals, Inc. (a)	15,673	83,067
Inotek Pharmaceuticals Corp. (a)(b)	7,577	69,708
Inovio Pharmaceuticals, Inc. (a)(b)	22,124	250,444
Insmed, Inc. (a)	20,823	245,711
Insys Therapeutics, Inc. (a)(b)	22,974	359,543
Intellia Therapeutics, Inc. (a)	10,400	307,528
Intercept Pharmaceuticals, Inc. (a)(b)	7,745	1,149,048
Ionis Pharmaceuticals, Inc. (a)(b)	38,447	872,362
Ironwood Pharmaceuticals, Inc. Class A (a)	41,135	513,776
Juno Therapeutics, Inc. (a)(b)	33,082	1,436,751
Kamada (a)	8,190	29,484
Karyopharm Therapeutics, Inc. (a)	11,890	113,787
Keryx Biopharmaceuticals, Inc. (a)(b)	33,270	199,953
Kindred Biosciences, Inc. (a)	6,727	27,446
Kite Pharma, Inc. (a)(b)	15,269	782,536
La Jolla Pharmaceutical Co. (a)(b)	6,107	98,323
Lexicon Pharmaceuticals, Inc. (a)(b)	32,844	466,713
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	6,370	761,788
General CVR	1,518	39
Glucagon CVR (a)	1,518	58
MRK CVR rights (a)	1,639	0
rights (a)	1,518	5
TR Beta CVR	1,518	27
Lion Biotechnologies, Inc. (a)(b)	15,660	92,394
Loxo Oncology, Inc. (a)(b)	6,079	164,133
Macrocure Ltd. (a)(b)	5,698	6,496
Macrogenics, Inc. (a)	10,782	275,588
MannKind Corp. (a)(b)	134,155	127,447
MediciNova, Inc. (a)(b)	10,329	67,242
Medivation, Inc. (a)	52,058	3,147,427
MEI Pharma, Inc. (a)	6,684	9,625
Merrimack Pharmaceuticals, Inc. (a)(b)	36,281	241,994
Mesoblast Ltd. sponsored ADR (a)(b)	2,255	15,943
MiMedx Group, Inc. (a)(b)	35,879	282,368
Minerva Neurosciences, Inc. (a)	11,316	139,187
Mirati Therapeutics, Inc. (a)(b)	5,986	108,526
Momenta Pharmaceuticals, Inc. (a)	23,588	277,867
Myriad Genetics, Inc. (a)	22,220	753,036
Nanosphere, Inc. (a)	1,695	2,882
NantKwest, Inc. (a)(b)	25,048	190,866
Natera, Inc. (a)(b)	16,743	230,886
Neothetics, Inc. (a)(b)	4,838	6,822
Neuralstem, Inc. (a)(b)	28,402	9,515
Neurocrine Biosciences, Inc. (a)	27,461	1,363,439
NewLink Genetics Corp. (a)(b)	8,904	104,444
Nexvet Biopharma PLC (a)(b)	5,964	19,979
Nivalis Therapeutics, Inc.	8,540	42,615
Northwest Biotherapeutics, Inc. (a)(b)	27,004	20,661
Novavax, Inc. (a)(b)	84,834	516,639
Nymox Pharmaceutical Corp. (a)(b)	11,657	28,210
Ohr Pharmaceutical, Inc. (a)(b)	12,628	40,788
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,105	10,105
Oncolytics Biotech, Inc. (a)	17,521	7,215
OncoMed Pharmaceuticals, Inc. (a)(b)	10,328	152,958
Onconova Therapeutics, Inc. (a)	2,820	1,184
Oncothyreon, Inc. (a)(b)	32,326	37,498
Ophthotech Corp. (a)	11,037	592,687
Osiris Therapeutics, Inc. (b)	12,134	60,731
Otonomy, Inc. (a)	10,298	151,278
OvaScience, Inc. (a)(b)	8,806	65,076
OXiGENE, Inc. (a)	4,000	2,640
PDL BioPharma, Inc. (b)	54,324	195,023
Peregrine Pharmaceuticals, Inc. (a)(b)	84,708	35,730
Pieris Pharmaceuticals, Inc. (a)(b)	12,868	24,449
Pluristem Therapeutics, Inc. (a)	26,881	41,397
Portola Pharmaceuticals, Inc. (a)(b)	18,220	500,686
Prana Biotechnology Ltd. ADR (a)	548	2,066
Progenics Pharmaceuticals, Inc. (a)	19,073	95,842
ProNai Therapeutics, Inc. (a)	10,497	65,921
ProQR Therapeutics BV (a)	8,978	43,633
Proteon Therapeutics, Inc. (a)(b)	4,823	30,771
Proteostasis Therapeutics, Inc. (b)	6,493	107,264
Prothena Corp. PLC (a)(b)	11,048	536,270
PTC Therapeutics, Inc. (a)(b)	10,361	84,546
QLT, Inc. (a)	35,660	51,350
Radius Health, Inc. (a)(b)	13,432	487,044
Raptor Pharmaceutical Corp. (a)	28,933	159,999
Recro Pharma, Inc. (a)	2,448	20,490
Regeneron Pharmaceuticals, Inc. (a)(b)	32,673	13,034,240
REGENXBIO, Inc. (a)(b)	8,063	99,659
Regulus Therapeutics, Inc. (a)(b)	17,161	105,369
Repligen Corp. (a)(b)	10,214	244,727
Retrophin, Inc. (a)(b)	11,088	197,145
Rigel Pharmaceuticals, Inc. (a)	30,988	79,949
Sage Therapeutics, Inc. (a)	10,300	338,973
Sangamo Biosciences, Inc. (a)	23,422	161,612
Sarepta Therapeutics, Inc. (a)(b)	14,092	294,946
Seattle Genetics, Inc. (a)(b)	44,614	1,803,744
Seres Therapeutics, Inc. (b)	12,580	382,809
Sinovac Biotech Ltd. (a)(b)	17,922	105,381
Sorrento Therapeutics, Inc. (a)(b)	13,277	92,408
Spark Therapeutics, Inc. (a)(b)	8,486	474,792
Spectrum Pharmaceuticals, Inc. (a)	19,144	143,389
StemCells, Inc. (a)(b)	5,061	2,885
Stemline Therapeutics, Inc. (a)	8,899	74,040
Strongbridge Biopharma PLC	4,354	21,117
Sunesis Pharmaceuticals, Inc. (a)(b)	21,950	10,975
Syndax Pharmaceuticals, Inc.	6,433	88,389
Synergy Pharmaceuticals, Inc. (a)(b)	47,790	175,389
Synta Pharmaceuticals Corp. (a)(b)	39,269	13,744
T2 Biosystems, Inc. (a)(b)	8,756	75,477
Tenax Therapeutics, Inc. (a)(b)	12,195	30,975
TESARO, Inc. (a)(b)	12,944	599,307
TetraLogic Pharmaceuticals Corp. (a)(b)	4,788	1,604
TG Therapeutics, Inc. (a)(b)	16,804	126,366
Threshold Pharmaceuticals, Inc. (a)(b)	20,539	9,602
Tobira Therapeutics, Inc. (a)	6,103	56,453
Tokai Pharmaceuticals, Inc. (a)(b)	10,069	73,000
TONIX Pharmaceuticals Holding (a)	6,127	14,950
TRACON Pharmaceuticals, Inc. (a)	3,559	23,774
Transition Therapeutics, Inc. (a)	8,979	7,121
Trevena, Inc. (a)	16,747	122,588
Trillium Therapeutics, Inc. (a)(b)	4,186	46,255
Trovagene, Inc. (a)(b)	10,513	55,404
Ultragenyx Pharmaceutical, Inc. (a)	12,463	911,045
uniQure B.V. (a)	6,749	91,415
United Therapeutics Corp. (a)(b)	14,401	1,714,727
Vanda Pharmaceuticals, Inc. (a)	12,693	132,007
VBL Therapeutics (a)(b)	6,559	24,137
Verastem, Inc. (a)(b)	8,737	13,018
Vericel Corp. (a)	7,531	21,087
Versartis, Inc. (a)(b)	8,731	80,413
Vertex Pharmaceuticals, Inc. (a)	78,365	7,299,700
Vical, Inc. (a)	1,345	5,609
Vitae Pharmaceuticals, Inc. (a)(b)	9,355	93,831
Vital Therapies, Inc. (a)(b)	10,589	86,089
Voyager Therapeutics, Inc. (a)(b)	8,943	124,129
vTv Therapeutics, Inc. Class A (a)(b)	3,233	19,269
Windtree Therapeutics, Inc. (a)	1,658	4,327
Xbiotech, Inc. (a)(b)	11,130	171,402
Xencor, Inc. (a)(b)	13,246	187,166
Xenon Pharmaceuticals, Inc. (a)	4,574	31,698
XOMA Corp. (a)(b)	28,824	19,747
Zafgen, Inc. (a)	8,564	60,462
ZIOPHARM Oncology, Inc. (a)(b)	42,695	332,594
		217,088,203
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	7,363	338,845
Abiomed, Inc. (a)(b)	13,380	1,328,768
Accuray, Inc. (a)(b)	27,145	147,940
Aethlon Medical, Inc. (a)(b)	3,425	17,399
Align Technology, Inc. (a)(b)	25,124	1,980,525
Alliqua Biomedical, Inc. (a)	8,560	10,700
Alphatec Holdings, Inc. (a)(b)	29,327	6,071
Analogic Corp.	4,220	346,040
Angiodynamics, Inc. (a)	13,567	162,940
Anika Therapeutics, Inc. (a)(b)	4,337	205,227
Antares Pharma, Inc. (a)(b)	43,620	42,311
Atossa Genetics, Inc. (a)	4,348	1,457
Atricure, Inc. (a)(b)	11,412	165,360
Atrion Corp.	641	251,740
Avinger, Inc. (a)(b)	3,879	43,716
AxoGen, Inc. (a)(b)	9,371	52,103
Bellerophon Therapeutics, Inc. (a)	4,624	5,410
BioLase Technology, Inc. (a)(b)	19,079	22,132
Cardica, Inc. (a)	2,691	6,970
Cardiovascular Systems, Inc. (a)(b)	10,562	178,392
Cerus Corp. (a)(b)	30,977	172,232
Cesca Therapeutics, Inc. (a)	56	159
Cogentix Medical, Inc. (a)	2,300	1,638
ConforMis, Inc. (a)(b)	12,638	94,911
CONMED Corp.	9,003	358,499
Cutera, Inc. (a)	6,383	66,894
Cynosure, Inc. Class A (a)	7,047	336,635
CytoSorbents Corp. (a)(b)	8,905	38,202
Dehaier Medical Systems Ltd. (a)	837	1,247
Delcath Systems, Inc. (a)	357	108
Dentsply Sirona, Inc.	74,928	4,657,524
Derma Sciences, Inc. (a)	13,335	54,007
DexCom, Inc. (a)(b)	26,111	1,683,898
EDAP TMS SA sponsored ADR (a)(b)	10,586	36,945
Endologix, Inc. (a)(b)	26,304	333,272
Entellus Medical, Inc. (a)(b)	7,435	133,384
EnteroMedics, Inc. (a)(b)	762	411
Exactech, Inc. (a)	4,702	116,045
Fonar Corp. (a)	2,012	32,031
Genmark Diagnostics, Inc. (a)	15,914	119,832
Hansen Medical, Inc. (a)(b)	9,032	36,128
HeartWare International, Inc. (a)	5,730	168,462
Hologic, Inc. (a)	89,723	3,087,368
ICU Medical, Inc. (a)	5,106	530,973
IDEXX Laboratories, Inc. (a)(b)	28,111	2,461,680
Inogen, Inc. (a)	6,117	292,026
Insulet Corp. (a)	17,760	533,155
Integra LifeSciences Holdings Corp. (a)	11,429	853,861
Intuitive Surgical, Inc. (a)	11,833	7,510,523
InVivo Therapeutics Holdings Corp. (a)(b)	7,874	53,386
Invuity, Inc. (b)	7,622	47,638
IRadimed Corp. (a)(b)	3,610	66,929
Iridex Corp. (a)	3,543	48,893
K2M Group Holdings, Inc. (a)	13,461	168,263
Lantheus Holdings, Inc. (a)(b)	8,743	17,049
LDR Holding Corp. (a)(b)	9,125	191,899
LeMaitre Vascular, Inc.	5,777	80,705
LivaNova PLC (a)(b)	15,589	760,899
Lombard Medical, Inc. (a)(b)	1,819	2,547
Masimo Corp. (a)	15,956	793,651
Mazor Robotics Ltd. sponsored ADR (a)(b)	3,651	60,022
MELA Sciences, Inc. (a)	309	224
Meridian Bioscience, Inc.	13,844	269,681
Merit Medical Systems, Inc. (a)	14,515	272,447
Misonix, Inc. (a)	2,036	9,630
Natus Medical, Inc. (a)	10,514	339,918
Neogen Corp. (a)	12,166	600,635
Neovasc, Inc. (a)	20,561	8,310
Novadaq Technologies, Inc. (a)(b)	19,177	185,250
Novocure Ltd. (a)(b)	26,555	295,557
NuVasive, Inc. (a)	15,155	823,977
NxStage Medical, Inc. (a)(b)	20,433	386,184
OncoSec Medical, Inc. (a)(b)	4,800	8,352
OraSure Technologies, Inc. (a)	18,584	142,725
Orthofix International NV (a)	5,549	245,432
Oxford Immunotec Global PLC (a)	9,580	84,496
PhotoMedex, Inc. (a)	1,894	511
Quidel Corp. (a)(b)	10,740	178,391
Quotient Ltd. (a)(b)	9,433	112,441
ReWalk Robotics Ltd. (a)(b)	5,150	40,376
Rockwell Medical Technologies, Inc. (a)	16,859	161,678
Roka Bioscience, Inc. (a)	2,827	1,696
RTI Biologics, Inc. (a)	23,895	90,084
Seaspine Holdings Corp. (a)	4,796	47,864
Second Sight Medical Products, Inc. (a)(b)	10,067	39,261
Second Sight Medical Products, Inc. rights 5/31/16 (a)(b)	10,067	5,889
Sientra, Inc. (a)(b)	6,064	35,292
Span-America Medical System, Inc.	503	8,722
Staar Surgical Co. (a)(b)	15,043	81,683
Stereotaxis, Inc. (a)	2,480	3,050
Sunshine Heart, Inc. (a)(b)	14,640	10,834
SurModics, Inc. (a)	4,719	104,007
Symmetry Surgical, Inc. (a)	5,133	66,524
Synergetics U.S.A., Inc.	7,788	1,480
Syneron Medical Ltd. (a)	14,426	106,464
Tandem Diabetes Care, Inc. (a)	10,614	69,522
TearLab Corp. (a)	8,271	6,369
The Spectranetics Corp. (a)(b)	14,144	259,118
Trinity Biotech PLC sponsored ADR	8,762	101,289
Unilife Corp. (a)(b)	4,381	15,465
Utah Medical Products, Inc.	1,583	103,592
Vascular Solutions, Inc. (a)	5,732	218,332
Veracyte, Inc. (a)(b)	10,726	58,886
Vermillion, Inc. (a)(b)	8,983	10,420
Wright Medical Group NV (a)	32,369	626,016
Zeltiq Aesthetics, Inc. (a)(b)	12,598	358,539
Zosano Pharma Corp. (a)(b)	3,225	6,095
		37,920,685
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	27,760	1,634,231
Aceto Corp.	8,980	200,344
Addus HomeCare Corp. (a)	3,760	75,200
Air Methods Corp. (a)(b)	12,281	415,957
Alliance Healthcare Services, Inc. (a)	3,497	25,353
Almost Family, Inc. (a)	3,287	137,429
Amedisys, Inc. (a)	10,622	540,341
AmSurg Corp. (a)(b)	17,257	1,290,651
BioScrip, Inc. (a)(b)	24,598	66,415
BioTelemetry, Inc. (a)	8,442	147,060
Caladrius Biosciences, Inc. (a)(b)	20,856	11,260
Corvel Corp. (a)	6,621	318,735
Cross Country Healthcare, Inc. (a)	10,052	136,908
Digirad Corp.	7,344	36,867
Express Scripts Holding Co. (a)(b)	211,771	15,999,299
HealthEquity, Inc. (a)	18,367	474,052
Healthways, Inc. (a)	13,045	156,540
Henry Schein, Inc. (a)(b)	25,894	4,498,565
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	14,662	291,774
LHC Group, Inc. (a)	5,595	234,990
LifePoint Hospitals, Inc. (a)	13,699	908,107
Magellan Health Services, Inc. (a)	7,652	506,945
National Research Corp.:
Class A	11,131	152,495
Class B (b)	369	13,616
Patterson Companies, Inc. (b)	30,829	1,504,763
PDI, Inc. (a)	1,717	601
Premier, Inc. (a)	14,369	456,934
Providence Service Corp. (a)	4,859	231,094
Psychemedics Corp.	2,537	35,290
RadNet, Inc. (a)	18,526	96,520
Sharps Compliance Corp. (a)	5,820	24,677
Surgery Partners, Inc. (a)(b)	15,437	212,336
Surgical Care Affiliates, Inc. (a)	12,480	558,730
The Ensign Group, Inc.	16,127	320,121
USMD Holdings, Inc. (a)	1,157	23,152
VCA, Inc. (a)	25,403	1,649,417
		33,386,769
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	57,706	778,454
athenahealth, Inc. (a)(b)	12,356	1,567,606
Cerner Corp. (a)(b)	108,431	6,029,848
Computer Programs & Systems, Inc. (b)	4,316	178,467
Connecture, Inc. (a)	5,953	8,334
HealthStream, Inc. (a)	10,099	237,226
HMS Holdings Corp. (a)	26,188	432,757
iCAD, Inc. (a)	3,147	19,102
Inovalon Holdings, Inc. Class A (a)(b)	19,739	366,948
Medidata Solutions, Inc. (a)(b)	17,665	811,530
Omnicell, Inc. (a)	11,830	382,701
Quality Systems, Inc.	18,613	236,571
Simulations Plus, Inc.	6,174	47,169
Streamline Health Solutions, Inc. (a)	5,177	6,264
		11,102,977
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	17,213	218,777
Albany Molecular Research, Inc. (a)(b)	11,588	168,258
Bio-Techne Corp.	11,801	1,296,694
Bruker Corp.	51,341	1,355,402
Compugen Ltd. (a)	17,966	125,043
Fluidigm Corp. (a)	9,903	97,446
Harvard Bioscience, Inc. (a)	10,582	38,624
ICON PLC (a)	17,550	1,236,222
Illumina, Inc. (a)(b)	46,449	6,727,209
INC Research Holdings, Inc. Class A (a)	16,530	719,220
Luminex Corp. (a)(b)	13,163	271,026
Nanostring Technologies, Inc. (a)	6,880	93,430
NeoGenomics, Inc. (a)	24,313	218,088
Pacific Biosciences of California, Inc. (a)(b)	25,063	241,607
PAREXEL International Corp. (a)	17,054	1,072,526
PRA Health Sciences, Inc. (a)(b)	19,169	905,352
pSivida Corp. (a)	15,200	53,200
QIAGEN NV (a)	74,370	1,604,905
Sequenom, Inc. (a)(b)	35,658	36,371
VWR Corp. (a)	41,649	1,201,990
		17,681,390
Pharmaceuticals - 1.1%
Acasti Pharma, Inc. (a)	1,813	2,720
AcelRx Pharmaceuticals, Inc. (a)(b)	16,081	55,640
Achaogen, Inc. (a)	7,852	25,755
Aclaris Therapeutics, Inc. (b)	6,481	129,490
Acura Pharmaceuticals, Inc. (a)	981	2,462
Adamis Pharmaceuticals Corp. (a)	6,035	52,323
Aerie Pharmaceuticals, Inc. (a)(b)	8,611	153,879
Agile Therapeutics, Inc. (a)	10,487	83,896
Akorn, Inc. (a)	36,630	1,094,871
Alcobra Pharma Ltd. (a)(b)	11,033	58,696
Alexza Pharmaceuticals, Inc. (a)(b)	2,516	2,378
Alimera Sciences, Inc. (a)(b)	17,215	26,511
Amphastar Pharmaceuticals, Inc. (a)	15,612	245,577
ANI Pharmaceuticals, Inc. (a)(b)	3,533	191,312
ANI Pharmaceuticals, Inc. rights	1,389	0
Apricus Biosciences, Inc. (a)(b)	9,297	4,044
Aralez Pharmaceuticals, Inc. (a)(b)	26,805	107,220
Aratana Therapeutics, Inc. (a)(b)	9,570	68,234
Assembly Biosciences, Inc. (a)	4,565	26,066
AstraZeneca PLC rights (a)	3,011	0
Auris Medical Holding AG (a)(b)	12,197	40,738
Avexis, Inc. (b)	7,786	334,642
Axsome Therapeutics, Inc. (a)(b)	6,818	53,521
Bio Path Holdings, Inc. (a)(b)	31,477	85,303
Biodelivery Sciences International, Inc. (a)(b)	15,383	34,612
Carbylan Therapeutics, Inc. (a)(b)	10,117	11,129
Cardiome Pharma Corp. (a)(b)	9,692	45,359
Cempra, Inc. (a)(b)	15,449	290,287
Collegium Pharmaceutical, Inc. (b)	7,401	123,745
Concordia Healthcare Corp. (a)	15,887	489,637
Corcept Therapeutics, Inc. (a)(b)	35,547	211,505
Corium International, Inc. (a)(b)	6,460	27,067
Cumberland Pharmaceuticals, Inc. (a)	4,718	21,231
CymaBay Therapeutics, Inc. (a)(b)	15,586	38,030
Cynapsus Therapeutics, Inc. (a)(b)	5,080	72,441
DepoMed, Inc. (a)(b)	19,462	397,609
Dermira, Inc. (a)	9,903	314,321
Dipexium Pharmaceuticals, Inc. (a)(b)	5,388	59,537
Durect Corp. (a)(b)	36,555	42,769
Egalet Corp. (a)(b)	9,167	52,435
Endo International PLC (a)	70,625	1,116,581
Endocyte, Inc. (a)(b)	14,909	58,443
Flamel Technologies SA sponsored ADR (a)	13,217	140,629
Flex Pharma, Inc. (a)(b)	6,410	80,189
Foamix Pharmaceuticals Ltd. (a)(b)	10,994	80,146
GW Pharmaceuticals PLC ADR (a)(b)	4,763	424,479
Heska Corp. (a)	2,258	81,898
Horizon Pharma PLC (a)(b)	50,909	877,162
Impax Laboratories, Inc. (a)	23,343	797,163
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	20,140
Innoviva, Inc. (b)	36,657	413,491
IntelliPharmaCeutics International Corp. (a)(b)	13,756	21,597
Intersect ENT, Inc. (a)	9,120	119,746
Intra-Cellular Therapies, Inc. (a)(b)	13,486	521,908
Jazz Pharmaceuticals PLC (a)	19,323	2,928,594
Juniper Pharmaceuticals, Inc. (a)	2,768	19,127
KemPharm, Inc. (a)(b)	4,635	32,862
Lipocine, Inc. (a)(b)	5,021	43,884
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	47,510
MediWound Ltd. (a)(b)	7,454	57,396
Mylan N.V. (b)	155,926	6,757,833
MyoKardia, Inc. (a)(b)	9,143	113,007
Nektar Therapeutics (a)(b)	41,600	642,304
Neos Therapeutics, Inc. (a)(b)	6,228	65,269
NeuroDerm Ltd. (a)(b)	7,471	139,334
Ocera Therapeutics, Inc. (a)	5,923	15,044
Ocular Therapeutix, Inc. (a)(b)	8,480	101,760
Omeros Corp. (a)(b)	14,546	170,188
Oramed Pharmaceuticals, Inc. (a)(b)	5,254	45,815
Orexigen Therapeutics, Inc. (a)(b)	43,794	17,518
Pacira Pharmaceuticals, Inc. (a)(b)	11,608	539,888
Pain Therapeutics, Inc. (a)	17,995	41,928
Paratek Pharmaceuticals, Inc. (a)	5,910	95,565
Parnell Pharmaceuticals Holdings Ltd. (a)	1,667	2,651
Pernix Therapeutics Holdings, Inc. (a)(b)	16,329	7,185
Phibro Animal Health Corp. Class A	6,459	122,656
ProPhase Labs, Inc. (a)	1,566	2,177
RedHill Biopharma Ltd. sponsored ADR (a)(b)	3,164	34,646
Relypsa, Inc. (a)(b)	13,940	266,254
Repros Therapeutics, Inc. (a)	24,932	46,124
Revance Therapeutics, Inc. (a)(b)	8,771	179,806
Sagent Pharmaceuticals, Inc. (a)	10,372	134,214
SciClone Pharmaceuticals, Inc. (a)(b)	15,809	223,697
Shire PLC sponsored ADR (b)	11,482	2,137,489
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	13,944	163,981
Supernus Pharmaceuticals, Inc. (a)	15,050	293,626
Teligent, Inc. (a)(b)	18,936	113,427
Tetraphase Pharmaceuticals, Inc. (a)(b)	10,751	47,842
The Medicines Company (a)(b)	21,970	826,292
Theravance Biopharma, Inc. (a)(b)	12,305	283,015
Titan Pharmaceuticals, Inc. (a)(b)	7,882	55,410
VIVUS, Inc. (a)(b)	35,567	45,170
WAVE Life Sciences (a)	6,754	107,321
XenoPort, Inc. (a)	22,311	158,185
Zogenix, Inc. (a)(b)	8,409	84,763
Zynerba Pharmaceuticals, Inc. (a)(b)	2,304	20,137
		27,061,458

TOTAL HEALTH CARE		344,241,482

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	7,477	215,412
American Science & Engineering, Inc.	2,262	71,117
Arotech Corp. (a)(b)	12,878	35,415
Astronics Corp. (a)	6,529	251,367
Astrotech Corp. (a)(b)	3,584	6,093
BE Aerospace, Inc.	32,160	1,532,102
Elbit Systems Ltd. (b)	14,012	1,317,408
Erickson Air-Crane, Inc. (a)	2,141	1,616
Innovative Solutions & Support, Inc. (a)	1,668	4,770
KEYW Holding Corp. (a)(b)	13,776	122,882
KLX, Inc. (a)	16,679	548,572
Kratos Defense & Security Solutions, Inc. (a)(b)	20,475	85,586
LMI Aerospace, Inc. (a)	5,819	48,996
Mercury Systems, Inc. (a)	11,107	236,024
Taser International, Inc. (a)(b)	16,314	364,944
TAT Technologies Ltd. (a)	863	5,998
		4,848,302
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	20,894	264,309
Atlas Air Worldwide Holdings, Inc. (a)	8,221	360,409
C.H. Robinson Worldwide, Inc. (b)	45,112	3,382,498
Echo Global Logistics, Inc. (a)	9,606	217,672
Expeditors International of Washington, Inc.	56,379	2,737,200
Forward Air Corp.	9,898	450,260
Hub Group, Inc. Class A (a)	11,457	458,509
Park-Ohio Holdings Corp.	4,231	129,257
		8,000,114
Airlines - 0.6%
Allegiant Travel Co.	5,298	736,528
American Airlines Group, Inc. (b)	191,531	6,111,754
Hawaiian Holdings, Inc. (a)	16,764	678,271
JetBlue Airways Corp. (a)	101,307	1,816,435
Ryanair Holdings PLC sponsored ADR	35,247	3,080,588
SkyWest, Inc.	16,162	381,423
Spirit Airlines, Inc. (a)(b)	22,861	993,768
Virgin America, Inc. (a)	13,642	763,679
		14,562,446
Building Products - 0.2%
AAON, Inc.	16,955	465,245
American Woodmark Corp. (a)	5,154	416,237
Apogee Enterprises, Inc.	8,880	401,554
Builders FirstSource, Inc. (a)	34,990	411,482
Caesarstone Sdot-Yam Ltd. (a)	11,085	437,525
China Ceramics Co. Ltd. (a)	1,500	525
CSW Industrials, Inc. (a)	5,469	182,883
Gibraltar Industries, Inc. (a)	10,146	303,162
Insteel Industries, Inc.	6,078	168,482
Nortek, Inc. (a)	5,717	281,677
Patrick Industries, Inc. (a)	4,711	251,709
PGT, Inc. (a)	16,273	174,447
Tecogen, Inc. New (a)(b)	3,759	17,592
Universal Forest Products, Inc.	6,465	542,672
		4,055,192
Commercial Services & Supplies - 0.7%
Aqua Metals, Inc. (a)(b)	5,152	59,248
Casella Waste Systems, Inc. Class A (a)	15,918	114,291
CECO Environmental Corp.	10,990	89,569
China Recycling Energy Corp. (a)	1,606	3,373
Cintas Corp. (b)	33,510	3,176,748
Copart, Inc. (a)(b)	35,290	1,747,208
Essendant, Inc.	11,803	363,414
Fuel Tech, Inc. (a)	2,055	3,103
G&K Services, Inc. Class A	6,344	475,546
Healthcare Services Group, Inc.	23,684	923,676
Heritage-Crystal Clean, Inc. (a)	8,319	98,996
Herman Miller, Inc.	18,334	580,454
Hudson Technologies, Inc. (a)	9,731	33,669
Industrial Services of America, Inc. (a)	694	1,409
InnerWorkings, Inc. (a)	20,249	174,546
Interface, Inc.	21,115	358,110
Intersections, Inc. (a)(b)	8,109	19,543
Kimball International, Inc. Class B	12,619	147,642
MagneGas Corp. (a)(b)	23,634	19,144
Matthews International Corp. Class A	10,920	599,180
McGrath RentCorp.	9,220	263,047
Mobile Mini, Inc.	13,996	482,162
Multi-Color Corp.	5,369	334,757
Odyssey Marine Exploration, Inc. (a)(b)	4,993	13,331
Performant Financial Corp. (a)(b)	14,422	25,527
Perma-Fix Environmental Services, Inc. (a)	973	4,573
Pointer Telocation Ltd. (a)	1,202	7,885
Quest Resource Holding Corp. (a)(b)	30,682	12,718
R.R. Donnelley & Sons Co.	65,009	1,058,997
SP Plus Corp. (a)	8,253	184,207
Stericycle, Inc. (a)(b)	26,802	2,626,328
Tetra Tech, Inc.	18,131	554,809
U.S. Ecology, Inc.	6,966	315,629
Virco Manufacturing Co. (a)	1,086	3,834
VSE Corp.	1,864	125,279
West Corp.	27,270	575,397
		15,577,349
Construction & Engineering - 0.0%
Aegion Corp. (a)	11,978	239,440
Great Lakes Dredge & Dock Corp. (a)	23,277	106,143
Ies Holdings, Inc. (a)	7,097	100,352
Layne Christensen Co. (a)(b)	4,863	42,065
MYR Group, Inc. (a)	6,746	163,186
Northwest Pipe Co. (a)	2,404	22,357
NV5 Holdings, Inc. (a)(b)	2,981	81,232
Primoris Services Corp.	16,597	357,167
Sterling Construction Co., Inc. (a)	6,610	33,381
		1,145,323
Electrical Equipment - 0.1%
Active Power, Inc. (a)	1,672	878
Allied Motion Technologies, Inc.	2,975	67,771
American Superconductor Corp. (a)(b)	6,555	64,042
Ballard Power Systems, Inc. (a)(b)	58,349	80,092
Broadwind Energy, Inc. (a)	1,948	7,636
Capstone Turbine Corp. (a)(b)	4,970	7,753
Encore Wire Corp.	7,114	277,375
Energous Corp. (a)(b)	4,557	48,304
Energy Focus, Inc. (a)(b)	4,044	25,396
Enphase Energy, Inc. (a)(b)	16,647	34,792
FuelCell Energy, Inc. (a)(b)	10,205	78,068
Highpower International, Inc. (a)	2,296	4,339
Hydrogenics Corp. (a)(b)	5,242	38,005
Ideal Power, Inc. (a)(b)	3,212	15,321
LSI Industries, Inc.	7,559	84,283
Ocean Power Technologies, Inc. (a)	143	209
Pioneer Power Solutions, Inc. (a)	1,000	5,110
Plug Power, Inc. (a)(b)	58,332	111,997
Powell Industries, Inc.	4,063	144,643
Power Solutions International, Inc. (a)(b)	4,273	69,308
Preformed Line Products Co.	1,863	81,376
Real Goods Solar, Inc. (a)	296	89
Revolution Lighting Technologies, Inc. (a)(b)	5,784	37,365
SolarCity Corp. (a)(b)	31,202	698,613
Sunrun, Inc. (a)(b)	32,709	207,375
Ultralife Corp. (a)	6,195	25,523
Vicor Corp. (a)	10,110	102,718
		2,318,381
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	11,496	231,759
Machinery - 0.7%
Altra Industrial Motion Corp.	8,355	225,919
American Railcar Industries, Inc. (b)	6,038	239,588
ARC Group Worldwide, Inc. (a)(b)	3,852	8,590
Astec Industries, Inc.	7,334	391,196
Blue Bird Corp. (a)(b)	9,318	102,032
Chart Industries, Inc. (a)	9,530	247,399
Cleantech Solutions International, Inc. (a)	197	187
Columbus McKinnon Corp. (NY Shares)	7,165	107,332
Commercial Vehicle Group, Inc. (a)	15,100	55,870
Dynamic Materials Corp.	4,562	47,947
Eastern Co.	3,496	57,404
Energy Recovery, Inc. (a)(b)	16,254	174,731
ExOne Co. (a)(b)	5,769	60,690
Franklin Electric Co., Inc.	14,751	492,388
FreightCar America, Inc.	3,936	56,718
Gencor Industries, Inc. (a)	3,527	52,411
Hardinge, Inc.	3,857	40,267
Hurco Companies, Inc.	2,512	80,962
Jason Industries, Inc. (a)(b)	6,627	26,044
Key Technology, Inc. (a)	313	2,817
Kornit Digital Ltd. (a)(b)	10,723	105,514
L.B. Foster Co. Class A	2,834	32,676
Lincoln Electric Holdings, Inc.	22,170	1,334,191
Manitex International, Inc. (a)(b)	6,059	42,413
MFRI, Inc. (a)	997	7,826
Middleby Corp. (a)(b)	18,074	2,244,791
NN, Inc.	8,983	149,657
Nordson Corp.	17,901	1,557,029
Omega Flex, Inc.	4,007	139,043
PACCAR, Inc. (b)	110,904	6,182,898
RBC Bearings, Inc. (a)(b)	7,523	563,473
Sun Hydraulics Corp.	8,943	261,762
TriMas Corp. (a)	15,221	260,127
Twin Disc, Inc.	3,944	37,862
Westport Innovations, Inc. (a)(b)	23,220	49,459
Woodward, Inc.	18,877	1,074,856
		16,514,069
Marine - 0.0%
Diana Containerships, Inc.	16,211	10,537
Eagle Bulk Shipping, Inc. (a)(b)	10,568	5,876
Euroseas Ltd. (a)	273	562
Golden Ocean Group Ltd. (a)(b)	134,686	107,735
Paragon Shipping, Inc. Class A (a)	144	108
Rand Logistics, Inc. (a)	1,744	1,528
Seanergy Martime Holdings Corp. (a)	159	361
Star Bulk Carriers Corp. (a)(b)	116,773	94,493
Ultrapetrol (Bahamas) Ltd. (a)(b)	32,074	9,943
		231,143
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(b)	8,387	260,081
Acacia Research Corp.	15,251	78,695
Advisory Board Co. (a)	13,050	428,432
Barrett Business Services, Inc.	2,071	77,373
CRA International, Inc. (a)	2,842	66,958
Exponent, Inc.	8,455	455,809
Heidrick & Struggles International, Inc.	5,640	104,114
Hudson Global, Inc.	2,817	6,197
Huron Consulting Group, Inc. (a)	7,136	417,741
ICF International, Inc. (a)	6,544	266,864
Kelly Services, Inc. Class A (non-vtg.)	12,990	257,462
Kforce, Inc.	9,285	173,630
Lightbridge Corp. (a)(b)	2,205	1,065
Marathon Patent Group, Inc. (a)	6,000	16,080
Pendrell Corp. (a)(b)	92,706	53,769
RCM Technologies, Inc.	3,957	21,249
Resources Connection, Inc.	12,622	196,651
RPX Corp. (a)	16,247	163,282
Verisk Analytics, Inc. (a)	53,589	4,254,431
Willdan Group, Inc. (a)	2,439	24,292
		7,324,175
Road & Rail - 0.8%
AMERCO (b)	6,231	2,346,968
ArcBest Corp.	7,835	134,997
Avis Budget Group, Inc. (a)	30,764	922,920
Covenant Transport Group, Inc. Class A (a)	5,080	108,407
CSX Corp.	304,692	8,053,010
Heartland Express, Inc. (b)	25,684	474,640
J.B. Hunt Transport Services, Inc. (b)	35,428	2,930,604
Landstar System, Inc.	13,022	883,543
Marten Transport Ltd.	11,052	219,051
Old Dominion Freight Lines, Inc. (a)(b)	26,273	1,690,668
P.A.M. Transportation Services, Inc. (a)	2,389	49,190
Patriot Transportation Holding, Inc. (a)	659	13,641
Providence & Worcester Railroad Co.	595	9,574
Saia, Inc. (a)	8,108	211,376
Student Transportation, Inc. (b)	35,842	171,373
U.S.A. Truck, Inc. (a)	3,742	74,690
Universal Logistics Holdings I	10,735	155,013
Werner Enterprises, Inc.	22,332	555,843
YRC Worldwide, Inc. (a)	9,675	89,107
		19,094,615
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	18,443	795,815
BMC Stock Holdings, Inc. (a)	20,762	407,350
DXP Enterprises, Inc. (a)	5,313	73,744
Fastenal Co. (b)	90,497	4,165,577
General Finance Corp. (a)(b)	6,826	27,987
H&E Equipment Services, Inc.	11,078	212,919
HD Supply Holdings, Inc. (a)	62,615	2,210,310
Houston Wire & Cable Co.	7,080	38,232
Huttig Building Products, Inc. (a)	9,520	44,268
Lawson Products, Inc. (a)	3,661	70,621
Rush Enterprises, Inc.:
Class A (a)(b)	9,998	220,156
Class B (a)	3,179	67,395
Titan Machinery, Inc. (a)(b)	8,041	85,797
Willis Lease Finance Corp. (a)	2,622	64,134
		8,484,305
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	2,270	103,898

TOTAL INDUSTRIALS		102,491,071

INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 2.7%
ADTRAN, Inc.	14,654	285,020
Alliance Fiber Optic Products, Inc. (a)	5,233	96,915
Applied Optoelectronics, Inc. (a)(b)	5,283	55,736
Arris International PLC (a)	60,414	1,455,977
AudioCodes Ltd. (a)(b)	14,232	54,082
Aviat Networks, Inc. (a)	16,549	9,516
Bel Fuse, Inc.:
Class A	300	4,665
Class B (non-vtg.)	3,204	57,928
Black Box Corp.	5,455	68,460
Brocade Communications Systems, Inc.	126,582	1,146,833
CalAmp Corp. (a)	11,096	166,773
Ceragon Networks Ltd. (a)	17,277	30,062
Cisco Systems, Inc.	1,596,252	46,371,121
Clearfield, Inc. (a)(b)	4,785	86,656
ClearOne, Inc.	2,453	27,057
CommScope Holding Co., Inc. (a)	60,732	1,891,802
Communications Systems, Inc.	2,071	14,041
Comtech Telecommunications Corp.	5,085	117,158
Digi International, Inc. (a)	8,481	93,630
DragonWave, Inc. (a)	609	3,084
EchoStar Holding Corp. Class A (a)	14,473	579,499
EMCORE Corp. (a)	8,637	48,885
EXFO, Inc. (sub. vtg.) (a)	2,252	8,484
Extreme Networks, Inc. (a)	30,123	111,154
F5 Networks, Inc. (a)(b)	21,476	2,366,655
Finisar Corp. (a)	34,217	575,530
Gilat Satellite Networks Ltd. (a)(b)	13,064	63,230
Harmonic, Inc. (a)	25,627	73,293
Infinera Corp. (a)(b)	44,103	578,190
InterDigital, Inc.	10,588	617,280
Ituran Location & Control Ltd. (b)	8,718	190,401
Ixia (a)	25,040	254,406
KVH Industries, Inc. (a)	5,647	47,830
Lumentum Holdings, Inc. (a)	18,703	473,934
Mitel Networks Corp. (a)(b)	39,445	269,804
MRV Communications, Inc. (a)(b)	3,804	41,159
NETGEAR, Inc. (a)	9,983	449,235
NetScout Systems, Inc. (a)	30,781	746,747
Novatel Wireless, Inc. (a)(b)	19,413	27,566
NumereX Corp. Class A (a)(b)	9,528	71,460
Oclaro, Inc. (a)(b)	33,900	169,839
Parkervision, Inc. (a)(b)	1,087	3,609
PC-Tel, Inc.	8,979	40,495
Polycom, Inc. (a)	41,681	500,172
Radcom Ltd. (a)	3,990	49,835
Radware Ltd. (a)(b)	16,126	193,189
Resonant, Inc. (a)(b)	2,072	8,164
ShoreTel, Inc. (a)	23,379	154,301
Sierra Wireless, Inc. (a)(b)	9,893	195,585
Silicom Ltd.	2,758	77,252
Sonus Networks, Inc. (a)	15,739	144,169
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	89,096	688,712
Tessco Technologies, Inc.	3,589	46,801
Ubiquiti Networks, Inc. (a)(b)	26,342	1,049,992
UTStarcom Holdings Corp. (a)	8,881	17,851
ViaSat, Inc. (a)(b)	15,124	1,044,010
Viavi Solutions, Inc. (a)	72,897	497,887
Westell Technologies, Inc. Class A (a)	16,462	13,186
Wi-Lan, Inc.	44,084	123,712
xG Technology, Inc. (a)	479	74
Xtera Communications, Inc.	8,575	15,435
Zhone Technologies, Inc. (a)	17,554	20,889
		64,686,417
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	9,207	107,998
Applied DNA Sciences, Inc. (a)(b)	6,250	18,313
CDW Corp.	53,126	2,261,043
China BAK Battery, Inc. (a)	782	2,002
ClearSign Combustion Corp. (a)(b)	2,495	10,080
Cognex Corp.	26,952	1,160,823
Coherent, Inc. (a)	7,693	727,912
Control4 Corp. (a)(b)	8,561	67,204
CUI Global, Inc. (a)(b)	7,874	45,433
Daktronics, Inc.	15,315	122,061
Deswell Industries, Inc.	1,530	2,356
Digital Ally, Inc. (a)	3,324	12,133
DTS, Inc. (a)	6,391	165,207
Echelon Corp. (a)	339	1,668
Electro Rent Corp.	9,435	123,599
Electro Scientific Industries, Inc. (a)	10,892	75,917
ePlus, Inc. (a)	2,395	209,634
FARO Technologies, Inc. (a)	5,101	180,524
FEI Co.	12,872	1,383,096
Flextronics International Ltd. (a)	170,918	2,127,929
FLIR Systems, Inc.	43,655	1,359,853
Frequency Electronics, Inc. (a)	801	7,922
GSI Group, Inc. (a)	15,077	230,829
Hollysys Automation Technologies Ltd. (a)	18,748	318,529
I. D. Systems Inc. (a)	5,073	25,314
Identiv, Inc. (a)(b)	2,829	5,771
II-VI, Inc. (a)	18,992	387,057
Insight Enterprises, Inc. (a)	12,125	329,073
IPG Photonics Corp. (a)(b)	16,702	1,442,719
Itron, Inc. (a)(b)	12,002	528,688
KEY Tronic Corp. (a)	4,924	43,873
Kimball Electronics, Inc. (a)	9,891	111,472
Littelfuse, Inc.	7,071	809,842
LRAD Corp.	9,621	15,875
Magal Security Systems Ltd. (a)	7,555	35,811
Maxwell Technologies, Inc. (a)(b)	9,752	51,978
Mesa Laboratories, Inc. (b)	1,263	124,570
MicroVision, Inc. (a)(b)	15,058	28,610
MOCON, Inc.	740	10,293
MTS Systems Corp.	4,938	236,036
Multi-Fineline Electronix, Inc. (a)	7,720	170,766
Napco Security Technolgies, Inc. (a)	6,882	45,284
National Instruments Corp.	41,209	1,177,341
Neonode, Inc. (a)(b)	20,179	39,753
NetList, Inc. (a)(b)	9,502	10,832
Orbotech Ltd. (a)	13,549	377,882
OSI Systems, Inc. (a)	6,112	325,647
PC Connection, Inc.	9,206	211,646
PC Mall, Inc. (a)	4,541	49,043
Perceptron, Inc. (a)	4,209	19,319
Plexus Corp. (a)	10,181	447,150
QLogic Corp. (a)	25,119	348,149
RadiSys Corp. (a)	14,163	63,025
Research Frontiers, Inc. (a)(b)	7,119	28,974
Richardson Electronics Ltd.	6,648	34,570
RMG Networks Holding Corp. (a)	2,029	1,948
Rofin-Sinar Technologies, Inc. (a)	8,487	271,160
Sanmina Corp. (a)	24,422	654,265
ScanSource, Inc. (a)	8,166	313,411
Supercom Ltd. (a)(b)	7,335	27,946
Tech Data Corp. (a)(b)	11,055	835,426
Trimble Navigation Ltd. (a)	79,985	2,046,016
TTM Technologies, Inc. (a)(b)	32,082	251,202
Uni-Pixel, Inc. (a)(b)	10,946	19,046
Universal Display Corp. (a)	14,878	999,058
Wayside Technology Group, Inc.	1,282	21,961
Zebra Technologies Corp. Class A (a)(b)	16,414	871,748
		24,571,615
Internet Software & Services - 13.0%
21Vianet Group, Inc. ADR (a)	17,418	252,909
Actua Corp. (a)	14,632	142,077
Akamai Technologies, Inc. (a)	56,086	3,061,174
Alarm.com Holdings, Inc. (b)	14,347	304,156
Alphabet, Inc.:
Class A	92,791	69,486,540
Class C	109,665	80,682,734
Angie's List, Inc. (a)(b)	18,948	166,742
Apigee Corp. (a)	10,485	113,553
AppFolio, Inc. (a)(b)	4,692	65,688
Autobytel, Inc. (a)	3,383	48,478
Baidu.com, Inc. sponsored ADR (a)	85,980	15,350,869
Baozun, Inc. sponsored ADR (b)	5,671	36,408
Bazaarvoice, Inc. (a)	28,290	105,239
Benefitfocus, Inc. (a)(b)	9,491	348,415
Blucora, Inc. (a)(b)	13,543	121,616
Brightcove, Inc. (a)	9,792	65,606
BroadVision, Inc. (a)	599	3,899
Carbonite, Inc. (a)	12,177	112,515
China Finance Online Co. Ltd. ADR (a)	8,455	38,639
ChinaCache International Holdings Ltd. sponsored ADR (a)	7,308	52,983
Cimpress NV (a)(b)	9,957	997,393
comScore, Inc. (a)	18,208	589,575
Cornerstone OnDemand, Inc. (a)	17,079	683,331
CoStar Group, Inc. (a)(b)	10,310	2,129,943
Criteo SA sponsored ADR (a)(b)	18,349	823,320
Cyren Ltd. (a)	7,440	14,880
Determine, Inc. (a)	245	284
Draftday Fantasy Sports, Inc. (a)	2,471	803
EarthLink Holdings Corp.	32,690	214,446
eBay, Inc. (a)	373,823	9,143,711
eGain Communications Corp. (a)(b)	3,510	11,232
Endurance International Group Holdings, Inc. (a)(b)	44,450	418,719
Facebook, Inc. Class A (a)	727,972	86,490,353
Five9, Inc. (a)	15,633	159,300
GigaMedia Ltd. (a)	1,007	2,729
Global Sources Ltd. (a)	10,027	86,232
Gogo, Inc. (a)(b)	26,628	299,299
Hortonworks, Inc. (a)(b)	17,907	209,154
IAC/InterActiveCorp	24,314	1,358,666
inContact, Inc. (a)	19,437	269,786
Internap Network Services Corp. (a)	15,802	34,290
iPass, Inc. (a)	4,991	6,388
j2 Global, Inc.	15,428	1,033,213
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,010
Limelight Networks, Inc. (a)	37,824	55,223
Liquidity Services, Inc. (a)	10,641	71,295
LivePerson, Inc. (a)	17,783	124,125
LogMeIn, Inc. (a)	7,853	481,153
Marchex, Inc. Class B	14,684	48,898
Marketo, Inc. (a)	13,497	475,499
Match Group, Inc. (a)(b)	10,838	151,732
MeetMe, Inc. (a)	15,935	60,234
MercadoLibre, Inc.	13,961	1,905,677
Mimecast Ltd. (a)(b)	18,668	156,625
MINDBODY, Inc.	5,868	78,573
Momo, Inc. ADR (a)(b)	14,680	187,610
Net Element International, Inc. (a)(b)	908	2,097
NetEase, Inc. sponsored ADR	23,923	4,254,466
NIC, Inc.	23,090	458,337
Perion Network Ltd. (a)(b)	21,960	28,548
Points International Ltd. (a)	4,960	45,979
QuinStreet, Inc. (a)	15,140	56,018
Qumu Corp. (a)	2,780	10,203
RealNetworks, Inc. (a)	17,726	76,222
Reis, Inc.	4,351	101,900
Remark Media, Inc. (a)(b)	6,690	31,644
RetailMeNot, Inc. (a)	15,100	109,022
Rightside Group Ltd. (a)(b)	6,964	63,024
Rocket Fuel, Inc. (a)(b)	12,998	33,405
SciQuest, Inc. (a)	11,224	197,991
Sify Technologies Ltd. sponsored ADR	1,965	2,220
SINA Corp. (a)	22,126	1,195,025
Sohu.com, Inc. (a)	12,562	524,715
SPS Commerce, Inc. (a)	5,250	286,125
Stamps.com, Inc. (a)	5,314	483,521
Support.com, Inc. (a)	26,933	21,277
Synacor, Inc. (a)	2,654	8,254
TechTarget, Inc. (a)	12,952	104,005
Travelzoo, Inc. (a)	5,478	44,372
TrueCar, Inc. (a)(b)	25,784	195,701
Tucows, Inc. (a)	3,552	83,365
United Online, Inc. (a)	4,366	47,720
Unwired Planet, Inc. (a)	3,433	20,529
VeriSign, Inc. (a)(b)	34,428	2,942,217
Web.com Group, Inc. (a)	15,954	270,739
WebMD Health Corp. (a)	11,736	771,642
Weibo Corp. sponsored ADR (a)(b)	14,338	381,247
Wix.com Ltd. (a)	12,581	347,990
Xunlei Ltd. sponsored ADR (a)	10,609	67,685
Yahoo!, Inc. (a)	299,668	11,369,404
Yandex NV (a)	85,648	1,764,349
YY, Inc. ADR (a)	11,710	508,800
Zillow Group, Inc.:
Class A (a)(b)	16,080	470,179
Class C (a)(b)	38,576	1,106,360
		307,822,238
IT Services - 2.9%
Acxiom Corp. (a)	25,163	532,952
Amdocs Ltd.	47,664	2,764,035
Automatic Data Processing, Inc. (b)	144,140	12,661,258
Blackhawk Network Holdings, Inc. (a)	17,002	585,209
BluePhoenix Solutions Ltd. (a)	284	426
Cardtronics, Inc. (a)(b)	14,175	556,936
Cass Information Systems, Inc.	4,707	226,171
China Customer Relations Centers, Inc. (b)	6,463	60,688
China Information Technology, Inc. (a)(b)	20,266	24,522
Cognizant Technology Solutions Corp. Class A (a)	193,191	11,869,655
Computer Task Group, Inc.	7,107	37,596
CSG Systems International, Inc.	10,211	434,070
Datalink Corp. (a)	8,904	71,855
Edgewater Technology, Inc. (a)	6,041	53,523
Euronet Worldwide, Inc. (a)	16,417	1,310,241
ExlService Holdings, Inc. (a)	10,338	535,508
Fiserv, Inc. (a)(b)	70,384	7,413,547
Forrester Research, Inc.	6,737	247,989
Hackett Group, Inc.	9,871	144,314
Information Services Group, Inc. (a)	14,505	54,829
Innodata, Inc. (a)	1,720	4,162
InterCloud Systems, Inc. (a)(b)	12,476	10,230
Jack Henry & Associates, Inc.	24,499	2,068,451
JetPay Corp. (a)	3,116	7,073
Lionbridge Technologies, Inc. (a)	23,241	101,098
ManTech International Corp. Class A	7,917	284,458
Mattersight Corp. (a)(b)	9,378	37,043
ModusLink Global Solutions, Inc. (a)(b)	36,789	50,769
MoneyGram International, Inc. (a)	19,181	124,485
NCI, Inc. Class A	3,649	47,182
Net 1 UEPS Technologies, Inc. (a)	15,613	171,587
Paychex, Inc. (b)	113,491	6,153,482
PayPal Holdings, Inc. (a)	387,765	14,653,639
Perficient, Inc. (a)	11,276	236,232
PFSweb, Inc. (a)	5,819	72,592
Planet Payment, Inc. (a)	19,100	82,321
PRG-Schultz International, Inc. (a)	9,669	48,055
QIWI PLC Class B sponsored ADR (b)	13,754	169,587
Sabre Corp.	86,897	2,447,888
ServiceSource International, Inc. (a)(b)	29,508	109,770
Sykes Enterprises, Inc. (a)	13,777	410,830
Syntel, Inc. (a)	27,314	1,258,629
Sysorex Global (a)	2,625	1,155
Teletech Holdings, Inc.	16,790	458,367
Virtusa Corp. (a)	9,711	342,119
		68,936,528
Semiconductors & Semiconductor Equipment - 8.0%
Acacia Communications, Inc.	11,000	432,080
Actions Semiconductor Co. Ltd. ADR (a)	203	384
Adesto Technologies Corp. (b)	6,015	21,474
Advanced Energy Industries, Inc. (a)	12,752	486,744
Advanced Micro Devices, Inc. (a)(b)	250,563	1,145,073
Aixtron AG sponsored ADR (a)	4,986	31,262
Alpha & Omega Semiconductor Ltd. (a)	7,102	97,226
Ambarella, Inc. (a)(b)	10,061	415,922
Amkor Technology, Inc. (a)	76,109	480,248
Amtech Systems, Inc. (a)(b)	3,169	22,183
Analog Devices, Inc.	98,221	5,745,929
Applied Materials, Inc.	357,826	8,738,111
Applied Micro Circuits Corp. (a)	29,384	193,347
ARM Holdings PLC sponsored ADR	29,404	1,267,312
ASML Holding NV (b)	18,747	1,874,325
Axcelis Technologies, Inc. (a)	36,390	98,253
AXT, Inc. (a)	11,530	41,047
Brooks Automation, Inc.	24,289	266,693
Cabot Microelectronics Corp.	7,582	327,087
Camtek Ltd. (a)(b)	16,454	31,427
Canadian Solar, Inc. (a)(b)	17,534	327,535
Cascade Microtech, Inc. (a)	4,843	100,153
Cavium, Inc. (a)	18,186	904,754
Ceva, Inc. (a)	6,823	184,494
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	9,135	172,377
Cirrus Logic, Inc. (a)	19,951	718,236
Cohu, Inc.	10,522	124,160
Cree, Inc. (a)(b)	32,024	771,138
CVD Equipment Corp. (a)(b)	3,218	22,751
Cypress Semiconductor Corp. (b)	103,533	1,100,556
Diodes, Inc. (a)	15,373	296,084
DSP Group, Inc. (a)	7,996	83,718
Entegris, Inc. (a)	45,313	646,163
Fairchild Semiconductor International, Inc. (a)	34,810	691,675
First Solar, Inc. (a)(b)	32,344	1,605,880
FormFactor, Inc. (a)	20,120	144,260
GSI Technology, Inc. (a)	5,288	21,152
Hanwha Solarone Co. Ltd. sponsored ADR (a)	2,413	30,356
Himax Technologies, Inc. sponsored ADR (b)	34,426	337,031
Integrated Device Technology, Inc. (a)	42,554	993,636
Intel Corp.	1,498,921	47,350,914
Intermolecular, Inc. (a)	16,622	29,920
Intersil Corp. Class A	41,775	564,798
IXYS Corp.	13,453	146,772
JA Solar Holdings Co. Ltd. ADR (a)(b)	12,054	96,070
KLA-Tencor Corp.	48,967	3,571,163
Kopin Corp. (a)(b)	29,573	63,582
Kulicke & Soffa Industries, Inc. (a)	22,965	286,833
Lam Research Corp. (b)	49,867	4,129,486
Lattice Semiconductor Corp. (a)	36,816	214,269
Linear Technology Corp. (b)	75,414	3,568,590
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	16,743	602,748
Marvell Technology Group Ltd.	164,485	1,682,682
Maxim Integrated Products, Inc.	90,381	3,430,863
Mellanox Technologies Ltd. (a)	14,929	707,635
Microchip Technology, Inc.	65,058	3,362,197
Micron Technology, Inc. (a)	329,048	4,185,491
Microsemi Corp. (a)(b)	35,800	1,211,114
MKS Instruments, Inc.	16,887	692,029
Monolithic Power Systems, Inc.	12,542	856,995
MoSys, Inc. (a)(b)	17,551	6,845
Nanometrics, Inc. (a)	10,072	187,541
Nova Measuring Instruments Ltd. (a)	12,404	147,111
NVE Corp.	2,064	116,554
NVIDIA Corp. (b)	169,883	7,936,934
NXP Semiconductors NV (a)(b)	109,653	10,361,112
O2Micro International Ltd. sponsored ADR (a)	3,450	4,899
ON Semiconductor Corp. (a)	130,352	1,273,539
PDF Solutions, Inc. (a)	9,836	144,688
Photronics, Inc. (a)	22,233	213,437
Pixelworks, Inc. (a)(b)	14,146	28,009
Power Integrations, Inc.	9,229	460,435
Qorvo, Inc. (a)(b)	43,568	2,220,661
Qualcomm, Inc.	474,345	26,051,027
QuickLogic Corp. (a)(b)	20,189	20,593
Rambus, Inc. (a)(b)	35,854	433,833
Rubicon Technology, Inc. (a)	5,346	3,635
SemiLEDs Corp. (a)	200	278
Semtech Corp. (a)	21,022	494,858
Sigma Designs, Inc. (a)	12,546	90,708
Silicon Laboratories, Inc. (a)	13,125	652,969
Silicon Motion Technology Corp. sponsored ADR	10,574	470,014
Siliconware Precision Industries Co. Ltd. sponsored ADR	19,012	152,476
Skyworks Solutions, Inc. (b)	60,690	4,051,664
SolarEdge Technologies, Inc. (a)(b)	12,581	274,895
SunEdison Semiconductor Ltd. (a)	13,231	75,417
SunPower Corp. (a)(b)	43,659	765,342
Sunworks, Inc. (a)(b)	9,585	22,333
Synaptics, Inc. (a)(b)	11,487	779,163
Tessera Technologies, Inc.	15,798	509,801
Texas Instruments, Inc. (b)	318,493	19,300,676
Tower Semiconductor Ltd. (a)(b)	27,505	367,467
Ultra Clean Holdings, Inc. (a)	10,799	61,554
Ultratech, Inc. (a)	8,120	185,217
Veeco Instruments, Inc. (a)	13,514	240,414
Xcerra Corp. (a)	18,282	119,381
Xilinx, Inc. (b)	80,578	3,818,591
		189,790,458
Software - 10.1%
ACI Worldwide, Inc. (a)(b)	38,766	800,906
Activision Blizzard, Inc.	233,119	9,152,252
Adobe Systems, Inc. (a)	157,910	15,707,308
Allot Communications Ltd. (a)(b)	12,391	61,955
American Software, Inc. Class A	13,673	131,808
ANSYS, Inc. (a)	27,975	2,492,573
Aspen Technology, Inc. (a)	25,774	982,505
Atlassian Corp. PLC (b)	16,600	374,662
Attunity Ltd. (a)	7,466	65,253
Autodesk, Inc. (a)	71,303	4,154,826
Aware, Inc. (a)	5,225	21,632
Blackbaud, Inc.	14,927	935,475
Bottomline Technologies, Inc. (a)	12,896	323,174
BroadSoft, Inc. (a)	9,097	396,629
BSQUARE Corp. (a)	4,329	22,944
CA Technologies, Inc.	131,652	4,254,993
Cadence Design Systems, Inc. (a)(b)	95,293	2,355,643
Callidus Software, Inc. (a)	17,688	328,289
CDK Global, Inc.	49,068	2,713,460
Changyou.com Ltd. (A Shares) ADR (a)	5,353	103,152
Check Point Software Technologies Ltd. (a)(b)	57,080	4,850,088
Citrix Systems, Inc. (a)	48,511	4,119,554
CommVault Systems, Inc. (a)	14,219	643,836
CounterPath Corp. (a)	952	1,952
Covisint Corp. (a)	20,413	41,030
CyberArk Software Ltd. (a)(b)	10,311	468,326
Datawatch Corp. (a)(b)	4,467	23,407
Descartes Systems Group, Inc. (a)	25,696	535,729
Digimarc Corp. (a)(b)	2,605	72,054
Digital Turbine, Inc. (a)(b)	32,983	34,302
Ebix, Inc. (b)	10,183	460,577
Electronic Arts, Inc. (a)	98,165	7,534,164
EnerNOC, Inc. (a)(b)	9,543	62,984
EPIQ Systems, Inc.	12,694	193,330
Evolving Systems, Inc.	7,319	38,571
Exa Corp. (a)	5,387	65,183
FalconStor Software, Inc. (a)	4,107	5,462
FireEye, Inc. (a)(b)	52,404	834,272
Form Holdings Corp. (a)(b)	1,492	2,730
Fortinet, Inc. (a)	53,907	1,844,158
Glu Mobile, Inc. (a)(b)	39,999	95,598
Guidance Software, Inc. (a)(b)	12,274	68,121
Idreamsky Technology Ltd. ADR (a)	6,976	95,850
Interactive Intelligence Group, Inc. (a)(b)	7,254	299,082
Intuit, Inc. (b)	81,394	8,681,484
Jive Software, Inc. (a)	27,440	104,272
KongZhong Corp. sponsored ADR (a)	14,582	83,992
Magic Software Enterprises Ltd.	19,010	131,739
Majesco Entertainment Co.	14,277	12,278
Manhattan Associates, Inc. (a)	22,875	1,508,149
Materialise NV ADR (a)(b)	6,225	44,260
Mentor Graphics Corp.	36,599	784,683
Microsoft Corp.	2,509,691	133,013,623
MicroStrategy, Inc. Class A (a)	2,893	539,660
Mitek Systems, Inc. (a)(b)	10,386	94,409
MobileIron, Inc. (a)	27,822	91,813
Monotype Imaging Holdings, Inc.	13,423	320,541
NetSol Technologies, Inc. (a)	5,108	30,393
NICE Systems Ltd. sponsored ADR (b)	12,426	795,140
Nuance Communications, Inc. (a)	96,652	1,616,021
NXT-ID, Inc. (a)(b)	7,863	3,153
Open Text Corp.	38,743	2,269,598
Parametric Technology Corp. (a)	36,353	1,299,256
Park City Group, Inc. (a)(b)	7,999	73,911
Paylocity Holding Corp. (a)(b)	15,858	582,147
Pegasystems, Inc.	24,797	653,897
Progress Software Corp. (a)	15,684	412,960
Proofpoint, Inc. (a)(b)	13,050	764,991
QAD, Inc. Class A	7,546	141,789
Qlik Technologies, Inc. (a)	29,204	838,155
Qualys, Inc. (a)	11,149	347,737
Rapid7, Inc. (a)(b)	13,189	169,479
RealPage, Inc. (a)	25,035	544,511
Rovi Corp. (a)	26,340	442,775
Sapiens International Corp. NV	17,677	214,776
SeaChange International, Inc. (a)	14,266	47,220
Sky-mobi Ltd. ADR (a)	9,254	17,305
Smith Micro Software, Inc. (a)	2,943	2,061
Sonic Foundry, Inc. (a)	478	2,973
Sphere 3D Corp. (a)(b)	24,109	24,350
Splunk, Inc. (a)	41,106	2,361,540
SS&C Technologies Holdings, Inc.	31,296	1,927,521
Symantec Corp. (b)	206,416	3,583,382
Synchronoss Technologies, Inc. (a)(b)	14,299	504,326
Synopsys, Inc. (a)	47,696	2,464,452
Take-Two Interactive Software, Inc. (a)(b)	26,153	1,017,613
Tangoe, Inc. (a)(b)	12,630	101,166
TeleNav, Inc. (a)	16,786	78,223
The9 Ltd. sponsored ADR (a)	6,231	12,462
TiVo, Inc. (a)	30,301	301,495
Top Image Systems Ltd. (a)	2,532	4,608
Tubemogul, Inc. (a)	11,667	144,787
Ultimate Software Group, Inc. (a)(b)	9,078	1,856,269
Upland Software, Inc. (a)	6,211	44,719
Varonis Systems, Inc. (a)	7,702	187,313
Vasco Data Security International, Inc. (a)(b)	12,582	207,980
Verint Systems, Inc. (a)	19,327	637,598
Voltari Corp. (a)(b)	3,627	12,150
Xura, Inc. (a)	8,558	212,410
Zix Corp. (a)	18,885	75,918
Zynga, Inc. (a)	223,659	574,804
		240,786,036
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	1,759,273	175,680,994
Astro-Med, Inc.	3,663	52,564
Avid Technology, Inc. (a)	12,939	76,987
BlackBerry Ltd. (a)(b)	165,345	1,202,876
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	783
Concurrent Computer Corp.	5,268	34,242
CPI Card Group (b)	20,070	83,491
Cray, Inc. (a)	12,665	421,998
Electronics for Imaging, Inc. (a)	14,816	649,385
Hutchinson Technology, Inc. (a)	9,805	34,514
Immersion Corp. (a)(b)	8,073	51,667
Intevac, Inc. (a)	8,266	40,421
Logitech International SA (b)	52,505	804,377
NetApp, Inc. (b)	93,334	2,382,817
On Track Innovations Ltd. (a)(b)	5,512	4,740
Seagate Technology LLC (b)	94,007	2,120,798
Silicon Graphics International Corp. (a)	11,076	58,260
Smart Technologies, Inc. Class A (a)	389	1,747
Stratasys Ltd. (a)(b)	16,782	382,965
Super Micro Computer, Inc. (a)(b)	14,810	388,614
Transact Technologies, Inc.	1,837	13,667
U.S.A. Technologies, Inc. (a)(b)	13,783	60,645
Western Digital Corp.	89,213	4,151,973
		188,700,525

TOTAL INFORMATION TECHNOLOGY		1,085,293,817

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	9,620	243,482
AgroFresh Solutions, Inc. (a)(b)	17,874	89,727
Balchem Corp.	10,329	619,224
Burcon NutraScience Corp. (a)	2,165	4,573
Codexis, Inc. (a)	16,144	61,347
Fuwei Films Holdings Co. Ltd. (a)	926	898
Gulf Resources, Inc. (a)	9,279	14,104
Hawkins, Inc.	3,857	150,500
Innophos Holdings, Inc.	6,097	233,759
Innospec, Inc.	7,775	377,554
Marrone Bio Innovations, Inc. (a)(b)	5,015	3,460
Metabolix, Inc. (a)(b)	4,567	3,654
Methanex Corp.	28,485	937,082
Northern Technologies International Corp. (a)	492	6,150
Senomyx, Inc. (a)(b)	14,455	40,908
Tantech Holdings Ltd. (a)(b)	5,755	24,229
Terravia Holdings, Inc. (a)(b)	22,326	55,368
		2,866,019
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	281
Tecnoglass, Inc. (a)(b)	9,962	115,260
U.S. Concrete, Inc. (a)	4,628	296,840
United States Lime & Minerals, Inc.	1,849	98,903
		511,284
Containers & Packaging - 0.1%
AEP Industries, Inc.	1,718	103,097
Silgan Holdings, Inc.	19,273	985,621
UFP Technologies, Inc. (a)	3,182	68,572
		1,157,290
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	27,987	180,796
China Natural Resources, Inc. (a)	3,570	5,391
Ferroglobe PLC	23,476	214,101
Handy & Harman Ltd. (a)	4,841	121,025
Haynes International, Inc.	3,976	114,588
Kaiser Aluminum Corp.	5,501	471,491
Mountain Province Diamonds, Inc. (a)	43,468	204,852
Olympic Steel, Inc.	4,320	102,427
Pan American Silver Corp.	48,147	680,799
Pershing Gold Corp. (a)(b)	11,050	45,526
Randgold Resources Ltd. sponsored ADR (b)	13,247	1,116,855
Real Industries, Inc. (a)	11,150	75,541
Royal Gold, Inc.	20,734	1,163,799
Schnitzer Steel Industries, Inc. Class A	7,480	120,353
Silver Standard Resources, Inc. (a)(b)	25,573	230,895
Steel Dynamics, Inc.	76,198	1,881,329
Synalloy Corp.	3,081	23,416
Universal Stainless & Alloy Products, Inc. (a)	2,467	29,431
		6,782,615
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	20,514	184,831
Pope Resources, Inc. LP	1,780	111,339
Rentech, Inc. (a)	5,467	13,777
		309,947

TOTAL MATERIALS		11,627,155

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	28,891	368,938
Alaska Communication Systems Group, Inc. (a)	28,590	50,318
Atlantic Tele-Network, Inc.	5,457	406,492
B Communications Ltd.	6,305	164,561
Cogent Communications Group, Inc.	13,887	552,980
Consolidated Communications Holdings, Inc. (b)	16,436	403,997
FairPoint Communications, Inc. (a)(b)	9,909	134,267
Frontier Communications Corp. (b)	370,146	1,913,655
General Communications, Inc. Class A (a)	12,200	190,198
Hawaiian Telcom Holdco, Inc. (a)	4,893	99,768
Inteliquent, Inc.	11,373	190,157
Internet Gold Golden Lines Ltd. (a)	2,697	34,953
Iridium Communications, Inc. (a)(b)	30,514	266,387
Lumos Networks Corp. (a)	7,652	98,481
magicJack VocalTec Ltd. (a)(b)	6,098	36,466
ORBCOMM, Inc. (a)	21,408	201,235
PDVWireless, Inc. (a)(b)	4,448	107,330
SBA Communications Corp. Class A (a)	39,655	3,941,707
Towerstream Corp. (a)	16,138	3,002
Windstream Holdings, Inc. (b)	29,006	243,360
		9,408,252
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	3,795	46,982
Boingo Wireless, Inc.(a)	12,453	92,152
Leap Wireless International, Inc. rights (a)	9,737	25,121
NII Holdings, Inc. (a)	32,877	122,138
Partner Communications Co. Ltd. ADR (a)	1,446	7,592
Shenandoah Telecommunications Co.	15,577	498,308
Spok Holdings, Inc.	6,714	117,764
T-Mobile U.S., Inc. (a)(b)	258,930	11,071,847
VimpelCom Ltd. sponsored ADR (b)	561,136	2,132,317
Vodafone Group PLC sponsored ADR (b)	123,263	4,189,709
		18,303,930

TOTAL TELECOMMUNICATION SERVICES		27,712,182

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	11,169	566,380
Otter Tail Corp.	13,247	391,846
Spark Energy, Inc. Class A,	1,866	56,148
		1,014,374
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	3,357	83,925
RGC Resources, Inc.	598	13,963
		97,888
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	6,451	99,474
Abengoa Yield PLC (b)	31,575	567,719
EnSite Power, Inc.	4,325	297
Pattern Energy Group, Inc. (b)	23,290	507,256
TerraForm Global, Inc. (b)	34,163	94,973
Terraform Power, Inc. (b)	25,885	218,469
		1,488,188
Water Utilities - 0.0%
Artesian Resources Corp. Class A	3,139	88,520
Cadiz, Inc. (a)(b)	5,673	34,549
Connecticut Water Service, Inc.	3,590	173,146
Consolidated Water Co., Inc.	4,308	57,770
Middlesex Water Co.	5,668	209,433
Pure Cycle Corp. (a)	3,377	15,163
York Water Co.	4,266	115,182
		693,763

TOTAL UTILITIES		3,294,213

TOTAL COMMON STOCKS
(Cost $1,889,288,313)		2,364,415,752
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $2,996,003)	3,000,000	2,997,165
	Shares	Value

Money Market Funds - 13.6%
Fidelity Cash Central Fund, 0.40% (d)	2,930,325	$2,930,325
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	318,719,080	318,719,080
TOTAL MONEY MARKET FUNDS
(Cost $321,649,405)		321,649,405
TOTAL INVESTMENT PORTFOLIO - 113.3%
(Cost $2,213,933,721)		2,689,062,322
NET OTHER ASSETS (LIABILITIES) - (13.3)%		(314,976,084)
NET ASSETS - 100%		$2,374,086,238

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 CME E-mini NASDAQ 100 Index Contracts (United States)	June 2016	9,500,925	$446,418

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $551,478.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,442
Fidelity Securities Lending Cash Central Fund	1,690,101
Total	$1,717,543

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$443,967,515	$443,967,515	$--	$--
Consumer Staples	133,308,673	133,308,673	--	--
Energy	11,898,608	11,898,608	--	--
Financials	200,581,036	200,551,455	--	29,581
Health Care	344,241,482	344,131,555	5,928	103,999
Industrials	102,491,071	102,491,071	--	--
Information Technology	1,085,293,817	1,085,293,817	--	--
Materials	11,627,155	11,627,155	--	--
Telecommunication Services	27,712,182	27,687,061	--	25,121
Utilities	3,294,213	3,293,916	--	297
U.S. Government and Government Agency Obligations	2,997,165	--	2,997,165	--
Money Market Funds	321,649,405	321,649,405	--	--
Total Investments in Securities:	$2,689,062,322	$2,685,900,231	$3,003,093	$158,998
Derivative Instruments:
Assets
Futures Contracts	$446,418	$446,418	$--	$--
Total Assets	$446,418	$446,418	$--	$--
Total Derivative Instruments:	$446,418	$446,418	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$446,418	$0
Total Equity Risk	446,418	0
Total Value of Derivatives	$446,418	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $311,921,209) — See accompanying schedule: Unaffiliated issuers (cost $1,892,284,316)	$2,367,412,917
Fidelity Central Funds (cost $321,649,405)	321,649,405
Total Investments (cost $2,213,933,721)		$2,689,062,322
Cash		1,162
Foreign currency held at value (cost $6,272)		6,255
Receivable for investments sold		917,854
Receivable for fund shares sold		4,382,079
Dividends receivable		3,066,826
Distributions receivable from Fidelity Central Funds		285,317
Receivable for daily variation margin for derivative instruments		31,884
Prepaid expenses		719
Receivable from investment adviser for expense reductions		256,122
Other receivables		2,369
Total assets		2,698,012,909
Liabilities
Payable for investments purchased	$3,569
Payable for fund shares redeemed	4,389,266
Accrued management fee	458,114
Other affiliated payables	315,578
Other payables and accrued expenses	41,064
Collateral on securities loaned, at value	318,719,080
Total liabilities		323,926,671
Net Assets		$2,374,086,238
Net Assets consist of:
Paid in capital		$1,901,629,874
Undistributed net investment income		12,371,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,489,986)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		475,574,921
Net Assets, for 36,431,070 shares outstanding		$2,374,086,238
Net Asset Value, offering price and redemption price per share ($2,374,086,238 ÷ 36,431,070 shares)		$65.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$15,419,249
Interest		5,494
Income from Fidelity Central Funds (including $1,690,101 from security lending)		1,717,543
Total income		17,142,286
Expenses
Management fee	$2,576,778
Transfer agent fees	1,519,688
Licensing fees	103,914
Accounting and security lending fees	283,346
Custodian fees and expenses	22,409
Independent trustees' fees and expenses	4,581
Registration fees	72,262
Audit	41,685
Legal	9,554
Miscellaneous	7,652
Total expenses before reductions	4,641,869
Expense reductions	(1,524,511)	3,117,358
Net investment income (loss)		14,024,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	562,037
Foreign currency transactions	(61)
Futures contracts	(938,290)
Total net realized gain (loss)		(376,314)
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,561,452)
Assets and liabilities in foreign currencies	294
Futures contracts	(183,778)
Total change in net unrealized appreciation (depreciation)		(47,744,936)
Net gain (loss)		(48,121,250)
Net increase (decrease) in net assets resulting from operations		$(34,096,322)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,024,928	$18,666,406
Net realized gain (loss)	(376,314)	3,328,550
Change in net unrealized appreciation (depreciation)	(47,744,936)	104,270,168
Net increase (decrease) in net assets resulting from operations	(34,096,322)	126,265,124
Distributions to shareholders from net investment income	(17,116,229)	(10,755,970)
Distributions to shareholders from net realized gain	(14,738,930)	(5,388,196)
Total distributions	(31,855,159)	(16,144,166)
Share transactions
Proceeds from sales of shares	608,479,119	1,178,089,711
Reinvestment of distributions	30,550,054	15,574,587
Cost of shares redeemed	(275,595,509)	(485,576,890)
Net increase (decrease) in net assets resulting from share transactions	363,433,664	708,087,408
Redemption fees	227,461	465,280
Total increase (decrease) in net assets	297,709,644	818,673,646
Net Assets
Beginning of period	2,076,376,594	1,257,702,948
End of period (including undistributed net investment income of $12,371,429 and undistributed net investment income of $15,462,730, respectively)	$2,374,086,238	$2,076,376,594
Other Information
Shares
Sold	9,822,977	18,263,948
Issued in reinvestment of distributions	474,816	254,019
Redeemed	(4,450,044)	(7,636,754)
Net increase (decrease)	5,847,749	10,881,213

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$67.89	$63.84	$54.46	$40.41	$35.04	$33.35
Income from Investment Operations
Net investment income (loss)A	.41	.68	.75B	.57	.44	.28
Net realized and unrealized gain (loss)	(2.11)	4.13	9.54	13.95	5.19	1.63
Total from investment operations	(1.70)	4.81	10.29	14.52	5.63	1.91
Distributions from net investment income	(.55)	(.52)	(.40)	(.48)	(.27)	(.23)
Distributions from net realized gain	(.48)	(.26)	(.52)	–	–	–
Total distributions	(1.03)	(.78)	(.92)	(.48)	(.27)	(.23)
Redemption fees added to paid in capitalA	.01	.02	.01	.01	.01	.01
Net asset value, end of period	$65.17	$67.89	$63.84	$54.46	$40.41	$35.04
Total ReturnC,D	(2.47)%	7.70%	19.25%	36.39%	16.24%	5.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.52%	.55%	.56%	.58%	.58%
Expenses net of fee waivers, if any	.29%G	.29%	.29%	.33%	.35%	.35%
Expenses net of all reductions	.29%G	.29%	.29%	.33%	.35%	.35%
Net investment income (loss)	1.30%G	1.05%	1.31%B	1.23%	1.13%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,374,086	$2,076,377	$1,257,703	$688,916	$481,320	$311,128
Portfolio turnover rateH	4%G	9%	5%	14%	10%	12%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$622,261,112
Gross unrealized depreciation	(164,064,421)
Net unrealized appreciation (depreciation) on securities	$458,196,691
Tax cost	$2,230,865,631

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(938,290) and a change in net unrealized appreciation (depreciation) of $(183,778) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,125,406 and $41,818,795, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Effective January 1, 2016, the licensing fee is paid by the investment adviser, not by the Fund.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,803 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $1,523,994.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $517.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.29%	$1,000.00	$975.30	$1.43
Hypothetical-C		$1,000.00	$1,023.55	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Nasdaq Composite Index® Tracking Stock Semi-Annual Report May 31, 2016

Contents

Premium/Discount Analysis (Unaudited)
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ending May 31, 2016

From June 1, 2011 to May 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	432	34.31%	623	49.48%
25 - <50	65	5.16%	75	5.96%
50 - <75	21	1.67%	7	0.56%
75 - <100	14	1.12%	5	0.40%
100 or above	10	0.79%	7	0.55%
Total	542	43.05%	717	56.95%

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.4	8.7
Microsoft Corp.	5.6	5.6
Amazon.com, Inc.	4.6	4.0
Facebook, Inc. Class A	3.7	3.0
Alphabet, Inc. Class C	3.4	3.3
Alphabet, Inc. Class A	2.9	2.9
Comcast Corp. Class A	2.1	1.7
Intel Corp.	2.0	2.1
Cisco Systems, Inc.	2.0	1.8
Gilead Sciences, Inc.	1.6	2.0
	35.3

Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	45.8	46.9
Consumer Discretionary	18.7	18.1
Health Care	14.6	16.3
Financials	8.5	6.9
Consumer Staples	5.6	5.6
Industrials	4.3	4.0
Telecommunication Services	1.2	1.1
Energy	0.5	0.5
Materials	0.5	0.4
Utilities	0.1	0.1

Asset Allocation (% of fund's net assets)

As of May 31, 2016 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.9%

As of November 30, 2015 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 7.6%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,542	$17,986
China XD Plastics Co. Ltd. (a)	5,843	22,028
Dorman Products, Inc. (a)	3,049	168,335
Federal-Mogul Corp. Class A (a)	14,974	126,980
Fox Factory Holding Corp. (a)	3,346	55,677
Fuel Systems Solutions, Inc. (a)	1,724	9,017
Gentex Corp.	24,356	403,822
Gentherm, Inc. (a)	3,018	110,398
Kandi Technolgies, Inc. (a)(b)	3,577	24,932
Motorcar Parts of America, Inc. (a)	1,471	44,071
Shiloh Industries, Inc. (a)	1,749	9,812
SORL Auto Parts, Inc. (a)	1,552	2,654
Spartan Motors, Inc.	3,543	22,675
Strattec Security Corp.	313	14,479
Sypris Solutions, Inc. (a)	2,151	2,151
The Goodyear Tire & Rubber Co.	22,533	630,248
Workhorse Group, Inc. (a)	2,142	14,973
		1,680,238
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	11,368	2,537,679
Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,056	176,035
Fenix Parts, Inc. (b)	2,343	9,067
LKQ Corp. (a)	26,048	861,407
Pool Corp.	3,609	330,476
VOXX International Corp. (a)	2,051	6,789
Weyco Group, Inc.	1,320	36,379
		1,420,153
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	3,715	103,426
American Public Education, Inc. (a)	1,722	48,664
Apollo Education Group, Inc. Class A (non-vtg.) (a)	8,942	82,177
Ascent Capital Group, Inc. (a)	1,094	20,502
Cambium Learning Group, Inc. (a)	5,148	23,732
Capella Education Co.	1,190	62,439
Career Education Corp. (a)	7,301	42,930
Collectors Universe, Inc.	1,106	21,523
Grand Canyon Education, Inc. (a)	3,884	162,196
Houghton Mifflin Harcourt Co. (a)	10,968	188,650
Liberty Tax, Inc.	1,463	17,117
Lincoln Educational Services Corp. (a)	2,320	3,503
National American University Holdings, Inc.	1,626	3,252
Strayer Education, Inc. (a)	999	48,122
Tarena International, Inc. ADR	1,908	20,282
		848,515
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)	12,587	187,075
BJ's Restaurants, Inc. (a)	2,091	93,677
Bloomin' Brands, Inc.	10,434	198,768
Bob Evans Farms, Inc.	1,898	84,670
Bojangles', Inc. (a)(b)	2,844	49,770
Bravo Brio Restaurant Group, Inc. (a)	1,094	8,117
Buffalo Wild Wings, Inc. (a)(b)	1,593	231,606
Caesars Acquisition Co. (a)	12,464	123,892
Caesars Entertainment Corp. (a)(b)	12,955	94,960
Carrols Restaurant Group, Inc. (a)	3,652	44,262
Century Casinos, Inc. (a)	2,311	13,173
China Lodging Group Ltd. ADR	2,580	87,488
Churchill Downs, Inc.	1,434	179,981
Chuy's Holdings, Inc. (a)(b)	1,362	44,878
Cosi, Inc. (a)	2,357	1,289
Cracker Barrel Old Country Store, Inc. (b)	2,019	305,838
Dave & Buster's Entertainment, Inc. (a)	3,452	134,732
Del Frisco's Restaurant Group, Inc. (a)	1,761	27,225
Del Taco Restaurants, Inc. (a)	3,019	28,197
Denny's Corp. (a)	7,466	80,110
Diversified Restaurant Holdings, Inc. (a)	3,973	6,317
Dunkin' Brands Group, Inc.	8,005	346,536
El Pollo Loco Holdings, Inc. (a)	2,980	33,167
Eldorado Resorts, Inc. (a)	4,390	65,411
Empire Resorts, Inc. (a)(b)	2,650	51,649
Fiesta Restaurant Group, Inc. (a)	2,350	59,056
Fogo de Chao, Inc. (b)	2,779	37,350
Golden Entertainment, Inc. (a)	2,372	29,081
Habit Restaurants, Inc. Class A (a)(b)	1,328	23,758
Iao Kun Group Holding Co. Ltd.	4,950	8,069
Icahn Enterprises LP	11,590	629,569
Ignite Restaurant Group, Inc. (a)	1,708	3,843
International Speedway Corp. Class A	2,357	77,970
Interval Leisure Group, Inc.	11,279	161,966
Isle of Capri Casinos, Inc. (a)	3,506	55,710
Jack in the Box, Inc.	3,202	272,810
Jamba, Inc. (a)(b)	1,156	13,190
Kona Grill, Inc. (a)(b)	896	11,299
Lindblad Expeditions Holdings (a)	4,946	49,460
Marriott International, Inc. Class A (b)	21,658	1,430,294
Melco Crown Entertainment Ltd. sponsored ADR	15,042	217,658
Monarch Casino & Resort, Inc. (a)	1,782	37,636
Morgans Hotel Group Co. (a)	3,136	6,868
Nathan's Famous, Inc. (a)	489	20,822
Noodles & Co. (a)(b)	2,580	24,200
Norwegian Cruise Line Holdings Ltd. (a)	19,658	912,328
Panera Bread Co. Class A (a)	1,877	411,345
Papa John's International, Inc.	3,378	213,963
Papa Murphy's Holdings, Inc. (a)	1,820	13,650
Peak Resorts, Inc.	1,934	8,374
Penn National Gaming, Inc. (a)	7,101	111,273
Pinnacle Entertainment, Inc.	4,820	54,273
Popeyes Louisiana Kitchen, Inc. (a)	1,914	111,242
Potbelly Corp. (a)	2,320	30,670
RCI Hospitality Holdings, Inc.	1,194	12,967
Red Robin Gourmet Burgers, Inc. (a)	1,226	62,170
Red Rock Resorts, Inc.	3,300	67,287
Ruth's Hospitality Group, Inc.	3,180	52,820
Scientific Games Corp. Class A (a)(b)	7,628	74,678
Sonic Corp.	4,396	130,957
Starbucks Corp.	127,662	7,007,367
Texas Roadhouse, Inc. Class A	6,048	271,011
The Cheesecake Factory, Inc.	3,940	196,488
The ONE Group Hospitality, Inc. (a)(b)	2,301	5,591
Town Sports International Holdings, Inc. (a)	2,542	7,753
Tuniu Corp. Class A sponsored ADR (a)	2,320	21,448
Wendy's Co.	22,531	231,619
Wingstop, Inc.	2,310	64,449
Wynn Resorts Ltd. (b)	8,714	838,113
		16,605,233
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	980	27,352
Cavco Industries, Inc. (a)	772	76,675
Dixie Group, Inc. (a)	1,123	3,807
Flexsteel Industries, Inc.	702	28,712
Garmin Ltd. (b)	16,412	697,838
GoPro, Inc. Class A (a)(b)	8,929	91,701
Green Brick Partners, Inc. (a)	4,523	32,294
Helen of Troy Ltd. (a)	2,383	245,044
Hooker Furniture Corp.	1,076	26,028
iRobot Corp. (a)(b)	2,315	89,128
LGI Homes, Inc. (a)(b)	1,789	48,339
Lifetime Brands, Inc.	1,188	17,321
Live Ventures, Inc. (a)	1,459	2,539
Nova LifeStyle, Inc. (a)	2,028	1,117
Skullcandy, Inc. (a)	1,852	7,204
SodaStream International Ltd. (a)	1,784	36,982
Universal Electronics, Inc. (a)	1,152	74,799
Zagg, Inc. (a)	3,141	15,202
		1,522,082
Internet & Catalog Retail - 7.3%
1-800-FLOWERS.com, Inc. Class A (a)	3,711	29,911
Amazon.com, Inc. (a)	40,560	29,316,362
Blue Nile, Inc.	898	23,680
CafePress, Inc. (a)	5,351	17,819
Cnova NV (a)	39,216	203,531
Ctrip.com International Ltd. ADR (a)	29,502	1,350,012
Duluth Holdings, Inc.	2,910	77,115
eLong, Inc. sponsored ADR (a)	2,263	40,734
Etsy, Inc. (a)	9,789	90,548
EVINE Live, Inc. (a)	7,416	11,384
Expedia, Inc.	11,806	1,313,299
FTD Companies, Inc. (a)(b)	2,433	66,275
Gaiam, Inc. Class A (a)	3,315	25,128
Groupon, Inc. Class A (a)(b)	51,579	182,590
HSN, Inc.	4,547	238,126
JD.com, Inc. sponsored ADR (a)(b)	75,068	1,847,423
Lands' End, Inc. (a)(b)	2,773	46,503
Liberty Interactive Corp.:
(Venture Group) Series A (a)	12,019	448,429
QVC Group Series A (a)	40,340	1,088,373
Liberty TripAdvisor Holdings, Inc. (a)	6,490	149,075
MakeMyTrip Ltd. (a)(b)	4,003	58,524
Netflix, Inc. (a)	36,848	3,779,499
NutriSystem, Inc.	2,569	69,723
Overstock.com, Inc. (a)	2,123	36,197
PetMed Express, Inc. (b)	1,817	34,214
Priceline Group, Inc. (a)	4,259	5,384,781
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	5,677	184,389
Shutterfly, Inc. (a)	2,764	133,501
TripAdvisor, Inc. (a)	11,487	778,129
U.S. Auto Parts Network, Inc. (a)	5,732	22,183
		47,047,457
Leisure Products - 0.3%
Arctic Cat, Inc.	1,323	20,877
Black Diamond, Inc. (a)	4,196	17,497
Escalade, Inc.	1,821	20,705
Hasbro, Inc.	10,699	933,916
JAKKS Pacific, Inc. (a)(b)	1,961	14,629
Johnson Outdoors, Inc. Class A	816	21,510
Malibu Boats, Inc. Class A (a)	1,122	15,259
Mattel, Inc.	28,968	923,500
MCBC Holdings, Inc. (a)	1,867	28,714
Smith & Wesson Holding Corp. (a)(b)	4,799	116,952
Summer Infant, Inc. (a)	2,056	2,981
		2,116,540
Media - 5.1%
AirMedia Group, Inc. ADR (a)	4,590	19,324
AMC Networks, Inc. Class A (a)(b)	5,134	328,268
Carmike Cinemas, Inc. (a)	2,179	65,109
Central European Media Enterprises Ltd. Class A (a)(b)	13,242	35,224
Charter Communications, Inc. (a)	8,685	1,901,494
Cinedigm Corp. (a)(b)	779	1,059
Comcast Corp. Class A	209,416	13,256,033
Cumulus Media, Inc. Class A (a)	20,528	6,565
Daily Journal Corp. (a)	179	35,317
Discovery Communications, Inc.:
Class A (a)	12,874	358,541
Class B (a)	438	12,146
Class C (non-vtg.) (a)	22,183	593,839
DISH Network Corp. Class A (a)	19,453	970,705
DreamWorks Animation SKG, Inc. Class A (a)	6,944	279,427
Emmis Communications Corp. Class A (a)	5,745	3,017
Global Eagle Entertainment, Inc. (a)	6,778	49,141
Hemisphere Media Group, Inc. (a)(b)	2,244	24,482
Liberty Broadband Corp.:
Class A (a)	2,220	128,316
Class C (a)	6,355	367,510
Liberty Global PLC:
Class A (a)	21,601	806,797
Class B (a)	793	29,103
Class C (a)	50,443	1,822,506
LiLAC Class A (a)	1,015	41,696
LiLAC Class C (a)	2,657	113,480
Liberty Media Corp.:
rights 6/16/16 (a)(b)	1,355	2,967
Liberty Braves Class A (a)	965	15,015
Liberty Braves Class C (a)	1,921	28,815
Liberty Media Class A (a)	5,295	103,147
Liberty Media Class C (a)	2,302	43,623
Liberty SiriusXM Class A (a)	9,656	307,930
Liberty SiriusXM Class C (a)	19,211	604,186
Loral Space & Communications Ltd. (a)	1,747	67,032
MDC Partners, Inc. Class A	4,160	74,630
National CineMedia, Inc.	5,363	78,300
News Corp.:
Class A	32,985	394,501
Class B	16,527	203,943
Nexstar Broadcasting Group, Inc. Class A (b)	2,612	139,011
Radio One, Inc. Class D (non-vtg.) (a)	4,901	13,282
ReachLocal, Inc. (a)	2,256	3,858
Reading International, Inc. Class A (a)	2,123	26,580
RRSat Global Communications Network Ltd.	1,986	25,937
Salem Communications Corp. Class A	3,166	20,927
Scholastic Corp.	2,906	113,479
Scripps Networks Interactive, Inc. Class A	8,100	521,154
Sinclair Broadcast Group, Inc. Class A	5,809	183,739
Sirius XM Holdings, Inc. (a)(b)	434,836	1,748,041
Sizmek, Inc. (a)	4,551	11,104
Starz Series A (a)(b)	8,719	235,413
Twenty-First Century Fox, Inc.:
Class A	96,088	2,775,021
Class B	68,377	1,999,343
Viacom, Inc.:
Class A	4,306	207,549
Class B (non-vtg.)	29,545	1,310,912
Videocon d2h Ltd. sponsored ADR (a)	4,129	36,831
VisionChina Media, Inc. ADR (a)	336	2,755
WPP PLC ADR	1,530	177,373
		32,725,497
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	20,104	1,820,216
Fred's, Inc. Class A	3,412	50,088
Ollie's Bargain Outlet Holdings, Inc. (a)	5,217	130,790
Sears Canada, Inc. (a)(b)	10,219	31,483
Sears Holdings Corp. (a)(b)	9,223	122,297
The Bon-Ton Stores, Inc. (b)	1,123	1,696
Tuesday Morning Corp. (a)	3,603	24,500
		2,181,070
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)(b)	839	19,951
Ascena Retail Group, Inc. (a)	16,622	120,011
bebe stores, Inc. (a)(b)	7,699	2,695
Bed Bath & Beyond, Inc.	14,237	637,106
Big 5 Sporting Goods Corp.	2,283	19,132
Citi Trends, Inc.	1,353	21,039
Conn's, Inc. (a)(b)	3,251	36,119
DavidsTea, Inc. (b)	2,394	28,273
Destination Maternity Corp.	1,034	5,439
Destination XL Group, Inc. (a)	4,959	23,208
Finish Line, Inc. Class A	4,126	74,804
Five Below, Inc. (a)(b)	4,629	193,770
Francesca's Holdings Corp. (a)	3,768	39,263
Hibbett Sports, Inc. (a)(b)	2,187	75,539
Kirkland's, Inc.	1,586	21,078
Mattress Firm Holding Corp. (a)(b)	2,954	99,786
Michaels Companies, Inc. (a)	17,831	522,627
Monro Muffler Brake, Inc.	2,796	176,008
O'Reilly Automotive, Inc. (a)(b)	8,291	2,192,389
Office Depot, Inc. (a)	46,084	164,981
Outerwall, Inc. (b)	1,529	63,071
Perfumania Holdings, Inc. (a)	495	1,193
Rent-A-Center, Inc.	4,538	59,765
Ross Stores, Inc.	34,610	1,848,174
Sears Hometown & Outlet Stores, Inc. (a)	1,991	12,384
Select Comfort Corp. (a)	4,699	105,352
Shoe Carnival, Inc.	1,557	36,278
Sportsman's Warehouse Holdings, Inc. (a)	3,769	32,564
Staples, Inc.	54,622	480,674
Stein Mart, Inc.	3,894	27,063
The Children's Place Retail Stores, Inc.	1,743	122,847
Tile Shop Holdings, Inc. (a)	4,459	81,377
Tractor Supply Co.	11,524	1,107,456
Trans World Entertainment Corp. (a)	5,483	21,274
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,465	1,273,400
Urban Outfitters, Inc. (a)	10,237	292,062
West Marine, Inc. (a)	1,965	18,039
Winmark Corp.	399	39,202
Zumiez, Inc. (a)(b)	2,580	38,390
		10,133,783
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc. (a)	891	12,572
Columbia Sportswear Co.	6,018	319,977
Crocs, Inc. (a)	6,180	60,811
Fossil Group, Inc. (a)(b)	4,064	113,264
G-III Apparel Group Ltd. (a)	3,878	151,707
Iconix Brand Group, Inc. (a)(b)	4,133	31,865
Joe's Jeans, Inc. (a)	187	757
Kingold Jewelry, Inc. (a)	4,357	7,102
lululemon athletica, Inc. (a)(b)	11,050	718,582
Perry Ellis International, Inc. (a)	1,618	31,324
Rocky Brands, Inc.	954	10,876
Sequential Brands Group, Inc. (a)(b)	5,921	47,723
Steven Madden Ltd. (a)	5,430	186,303
Superior Uniform Group, Inc.	1,591	28,161
Vera Bradley, Inc. (a)	3,508	53,743
		1,774,767

TOTAL CONSUMER DISCRETIONARY		120,593,014

CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	658	81,263
Craft Brew Alliance, Inc. (a)	1,558	14,770
MGP Ingredients, Inc.	1,562	51,109
Monster Beverage Corp. (b)	17,460	2,619,000
National Beverage Corp. (a)	4,036	210,195
Primo Water Corp. (a)	2,956	33,551
		3,009,888
Food & Staples Retailing - 2.4%
Andersons, Inc.	2,279	81,543
Casey's General Stores, Inc.	3,321	399,217
Chefs' Warehouse Holdings (a)(b)	2,291	34,777
Costco Wholesale Corp.	37,816	5,625,886
Ingles Markets, Inc. Class A	1,337	49,843
PriceSmart, Inc.	2,673	236,801
SpartanNash Co.	3,333	99,023
Sprouts Farmers Market LLC (a)(b)	13,238	327,773
United Natural Foods, Inc. (a)	4,165	155,188
Village Super Market, Inc. Class A	1,134	30,731
Walgreens Boots Alliance, Inc.	92,810	7,183,494
Whole Foods Market, Inc. (b)	28,107	909,261
		15,133,537
Food Products - 2.7%
Alico, Inc.	894	27,222
Blue Buffalo Pet Products, Inc. (a)(b)	16,995	439,151
Bridgford Foods Corp. (a)	1,922	23,948
Cal-Maine Foods, Inc. (b)	3,718	165,451
Calavo Growers, Inc.	1,623	91,878
Farmer Brothers Co. (a)	1,650	46,613
Freshpet, Inc. (a)(b)	2,747	25,437
Inventure Foods, Inc. (a)	1,660	12,433
J&J Snack Foods Corp.	1,541	162,576
John B. Sanfilippo & Son, Inc.	794	37,572
Lancaster Colony Corp.	2,437	295,438
Landec Corp. (a)	2,349	27,201
Lifeway Foods, Inc. (a)	1,722	16,307
Limoneira Co. (b)	1,092	17,963
Mondelez International, Inc.	134,849	5,999,432
Origin Agritech Ltd. (a)	2,188	3,741
Pilgrim's Pride Corp.	21,626	537,839
Pingtan Marine Enterprise Ltd. (b)	10,102	12,729
Rocky Mountain Chocolate Factory, Inc.	1,066	10,628
Sanderson Farms, Inc.	1,856	166,502
Seneca Foods Corp. Class A (a)	1,057	33,000
SkyPeople Fruit Juice, Inc. (a)	248	434
Snyders-Lance, Inc.	8,305	256,708
SunOpta, Inc. (a)	8,208	37,100
The Hain Celestial Group, Inc. (a)	9,141	451,931
The Kraft Heinz Co.	104,488	8,692,357
		17,591,591
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,541	28,786
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,912	53,086
WD-40 Co.	1,360	151,463
		233,335
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(b)	2,512	23,060
Inter Parfums, Inc.	3,093	90,439
LifeVantage Corp. (a)	1,256	15,675
Mannatech, Inc. (a)	241	4,943
Natural Health Trends Corp. (b)	1,068	31,880
Neptune Technologies & Bioressources, Inc. (a)(b)	12,187	15,055
Nutraceutical International Corp. (a)	1,205	28,546
Synutra International, Inc. (a)	5,773	23,669
The Female Health Co. (a)	1,961	2,628
		235,895

TOTAL CONSUMER STAPLES		36,204,246

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	5,348	76,316
CSI Compressco LP	4,189	38,497
Dawson Geophysical Co. (a)	2,466	17,805
DryShips, Inc. (b)	2,512	5,501
Forbes Energy Services Ltd. (a)	3,405	1,454
Geospace Technologies Corp. (a)(b)	1,064	18,439
Glori Energy, Inc. (a)	1,954	444
Matrix Service Co. (a)	2,283	37,829
Mitcham Industries, Inc. (a)(b)	732	2,869
Ocean Rig UDW, Inc. (United States) (b)	16,911	40,248
Patterson-UTI Energy, Inc.	12,300	228,903
PHI, Inc. (non-vtg.) (a)	1,287	22,008
Profire Energy, Inc. (a)	6,455	6,907
RigNet, Inc. (a)	1,396	17,352
Synthesis Energy Systems, Inc. (a)(b)	15,613	17,018
Tesco Corp.	4,900	35,868
		567,458
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)	3,344	8,561
Alliance Holdings GP, LP	5,220	84,721
Alliance Resource Partners LP	6,344	92,940
Amyris, Inc. (a)(b)	18,300	10,523
Approach Resources, Inc. (a)(b)	3,598	9,607
Blueknight Energy Partners LP	3,575	17,911
Calumet Specialty Products Partners LP	7,017	30,734
Capital Product Partners LP	8,252	24,261
Carrizo Oil & Gas, Inc. (a)	4,749	182,837
Clean Energy Fuels Corp. (a)	7,295	23,709
Diamondback Energy, Inc.	6,041	549,429
Dorchester Minerals LP	2,842	36,918
EV Energy Partners LP	3,899	10,605
Gevo, Inc. (a)	137	48
Golar LNG Ltd. (b)	7,895	137,373
Golar LNG Partners LP	4,133	70,302
Green Plains Partners LP	1,827	26,309
Green Plains, Inc.	3,597	66,760
Gulfport Energy Corp. (a)	10,892	334,820
Hallador Energy Co.	2,349	10,030
Hongli Clean Energy Technologies Corp. (a)	1,650	677
Isramco, Inc. (a)	333	31,036
Legacy Reserves LP	5,487	13,224
Martin Midstream Partners LP	3,302	73,073
Memorial Production Partners LP	8,743	18,360
Memorial Resource Development Corp. (a)	18,048	285,158
Mid-Con Energy Partners LP	1,960	5,919
Pacific Ethanol, Inc. (a)	4,458	28,219
PDC Energy, Inc. (a)(b)	3,984	231,271
PennTex Midstream Partners LP	1,673	24,627
PrimeEnergy Corp. (a)	216	12,783
Renewable Energy Group, Inc. (a)	3,440	31,682
Rex Energy Corp. (a)(b)	5,247	3,883
TransGlobe Energy Corp. (a)	5,716	9,677
U.S. Energy Corp. (a)	2,356	848
Uranium Resources, Inc. (a)	164	238
Vanguard Natural Resources LLC	11,758	17,049
Vertex Energy, Inc. (a)(b)	3,112	4,326
Viper Energy Partners LP	6,940	134,497
Warren Resources, Inc. (a)	5,649	746
Westmoreland Coal Co. (a)(b)	1,396	11,294
		2,666,985

TOTAL ENERGY		3,234,443

FINANCIALS - 8.5%
Banks - 3.0%
1st Source Corp.	2,180	73,880
Access National Corp.	1,226	25,170
Allegiance Bancshares, Inc. (a)	1,191	28,441
American National Bankshares, Inc.	656	17,784
American River Bankshares (a)	1,090	11,827
Ameris Bancorp	2,762	87,914
Ames National Corp. (b)	1,586	39,904
Arrow Financial Corp.	1,147	33,332
Atlantic Capital Bancshares, Inc. (a)	2,055	29,222
Avenue Financial Holdings, Inc. (a)	1,435	28,054
BancFirst Corp.	1,482	92,951
Bancorp, Inc., Delaware (a)	4,712	31,806
Bank of Marin Bancorp	440	22,365
Bank of the Ozarks, Inc.	7,780	302,720
Bankwell Financial Group, Inc.	1,091	23,467
Banner Corp.	2,992	133,114
BBCN Bancorp, Inc.	6,400	104,064
BCB Bancorp, Inc.	1,458	15,280
Blue Hills Bancorp, Inc.	2,657	37,703
BNC Bancorp	3,645	86,897
BOK Financial Corp. (b)	5,850	372,879
Boston Private Financial Holdings, Inc.	7,468	94,022
Bridge Bancorp, Inc.	1,422	42,617
Brookline Bancorp, Inc., Delaware	6,247	72,653
Bryn Mawr Bank Corp.	1,840	53,802
California First National Bancorp	1,722	25,193
Camden National Corp.	938	40,353
Capital Bank Financial Corp. Series A	2,330	71,857
Capital City Bank Group, Inc.	1,920	29,760
Cardinal Financial Corp.	2,778	63,061
Carolina Financial Corp.	1,304	23,237
Cascade Bancorp (a)	7,252	40,974
Cathay General Bancorp	6,808	209,823
Centerstate Banks of Florida, Inc.	3,509	55,512
Central Valley Community Bancorp	1,923	26,422
Century Bancorp, Inc. Class A (non-vtg.)	344	14,696
Chemical Financial Corp. (b)	3,439	135,497
Citizens & Northern Corp.	881	17,867
City Holding Co.	1,497	73,593
CNB Financial Corp., Pennsylvania	1,491	26,614
CoBiz, Inc.	4,173	52,788
Colony Bankcorp, Inc. (a)	1,758	16,613
Columbia Banking Systems, Inc.	5,008	152,594
Commerce Bancshares, Inc.	8,409	411,452
Community Trust Bancorp, Inc.	1,768	63,789
CommunityOne Bancorp (a)(b)	2,095	28,031
ConnectOne Bancorp, Inc.	3,006	47,615
CU Bancorp (a)	1,816	41,950
CVB Financial Corp. (b)	9,235	162,074
Eagle Bancorp, Inc. (a)	2,838	146,129
East West Bancorp, Inc.	12,838	495,547
Eastern Virginia Bankshares, Inc.	2,927	21,104
Enterprise Bancorp, Inc.	1,236	28,762
Enterprise Financial Services Corp.	1,848	52,853
Farmers Capital Bank Corp.	757	20,583
Farmers National Banc Corp.	2,451	23,186
Fidelity Southern Corp.	1,819	29,759
Fifth Third Bancorp	67,402	1,271,876
Financial Institutions, Inc.	1,405	39,284
First Bancorp, North Carolina	1,570	30,976
First Busey Corp.	4,005	88,871
First Business Finance Services, Inc.	886	21,911
First Citizen Bancshares, Inc.	935	242,221
First Community Bancshares, Inc.	1,469	32,112
First Connecticut Bancorp, Inc.	1,423	23,081
First Financial Bancorp, Ohio	5,086	100,550
First Financial Bankshares, Inc. (b)	5,626	188,527
First Financial Corp., Indiana	1,188	43,885
First Foundation, Inc. (a)	1,357	31,143
First Internet Bancorp	500	12,795
First Interstate Bancsystem, Inc.	2,084	60,373
First Merchants Corp.	3,161	81,902
First Midwest Bancorp, Inc., Delaware	6,773	126,655
First NBC Bank Holding Co. (a)	1,665	31,086
First Niagara Financial Group, Inc.	31,148	340,136
First Northwest Bancorp (a)	1,837	24,138
First of Long Island Corp.	1,595	47,994
First South Bancorp, Inc., Virginia	2,437	22,274
FirstMerit Corp.	14,104	319,879
Flushing Financial Corp.	2,838	59,201
Fulton Financial Corp.	14,187	202,165
German American Bancorp, Inc.	1,354	43,585
Glacier Bancorp, Inc.	6,619	180,963
Great Southern Bancorp, Inc.	1,134	44,487
Green Bancorp, Inc. (a)	2,999	24,922
Grupo Financiero Galicia SA sponsored ADR	3,903	110,884
Guaranty Bancorp	2,351	37,616
Hampton Roads Bankshares, Inc. (a)	17,474	30,580
Hancock Holding Co.	6,591	181,187
Hanmi Financial Corp.	2,915	70,951
Heartland Financial U.S.A., Inc.	1,962	68,866
Heritage Commerce Corp.	2,989	32,162
Heritage Financial Corp., Washington	2,953	53,922
Heritage Oaks Bancorp	3,376	27,177
Home Bancshares, Inc.	5,979	262,777
HomeTrust Bancshares, Inc. (a)	1,725	32,879
Horizon Bancorp Industries	1,096	27,071
Huntington Bancshares, Inc.	68,834	719,315
IBERIABANK Corp.	3,558	220,596
Independent Bank Corp.	1,982	29,413
Independent Bank Corp., Massachusetts	2,415	119,035
Independent Bank Group, Inc.	1,668	63,417
International Bancshares Corp.	5,473	153,463
Investar Holding Corp.	1,000	15,400
Investors Bancorp, Inc.	28,835	345,155
Lakeland Bancorp, Inc.	3,358	38,751
Lakeland Financial Corp.	1,443	70,808
LCNB Corp.	1,612	27,033
LegacyTexas Financial Group, Inc.	4,224	113,710
Live Oak Bancshares, Inc.	2,586	41,738
Macatawa Bank Corp.	4,467	31,984
MainSource Financial Group, Inc.	1,891	42,699
MB Financial, Inc.	6,326	228,685
Mercantile Bank Corp.	1,473	36,000
Merchants Bancshares, Inc.	519	15,835
Middleburg Financial Corp.	748	20,203
MidWestOne Financial Group, Inc.	1,196	34,816
Monarch Financial Holdings, Inc.	1,511	28,996
MutualFirst Financial, Inc.	760	20,520
National Bankshares, Inc. (b)	734	24,479
National Commerce Corp. (a)	1,280	29,581
NBT Bancorp, Inc.	3,704	108,009
Nicolet Bankshares, Inc. (a)	479	18,202
Northrim Bancorp, Inc.	836	22,196
Old Line Bancshares, Inc.	1,276	22,151
Old National Bancorp, Indiana	12,839	168,961
Old Second Bancorp, Inc.	4,525	32,716
Opus Bank	2,668	100,477
Orrstown Financial Services, Inc.	1,149	21,653
Pacific Continental Corp.	1,932	32,052
Pacific Mercantile Bancorp (a)	3,574	25,912
Pacific Premier Bancorp, Inc. (a)	1,941	48,525
PacWest Bancorp	10,135	422,427
Park Sterling Corp.	5,588	41,631
Peapack-Gladstone Financial Corp.	1,399	26,595
Penns Woods Bancorp, Inc. (b)	419	17,740
People's Utah Bancorp	1,810	31,042
Peoples Bancorp, Inc.	1,755	37,890
Peoples Financial Services Corp.	727	26,804
Peoples United Financial, Inc.	26,998	428,728
Pinnacle Financial Partners, Inc.	3,619	177,982
Popular, Inc.	8,745	274,068
Preferred Bank, Los Angeles	1,135	37,364
Premier Financial Bancorp, Inc.	1,331	21,576
PrivateBancorp, Inc.	6,680	296,258
QCR Holdings, Inc.	1,226	33,458
Renasant Corp.	3,214	110,594
Republic Bancorp, Inc., Kentucky Class A	1,892	52,465
Republic First Bancorp, Inc. (a)(b)	5,748	24,544
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,658	18,176
S&T Bancorp, Inc.	3,109	80,430
Sandy Spring Bancorp, Inc.	2,218	65,187
Seacoast Banking Corp., Florida (a)	3,465	58,351
ServisFirst Bancshares, Inc. (b)	2,075	107,983
Shore Bancshares, Inc.	2,045	22,536
Sierra Bancorp	1,267	21,881
Signature Bank (a)	4,519	610,065
Simmons First National Corp. Class A	2,624	124,588
South State Corp.	2,087	151,287
Southern National Bancorp of Virginia, Inc.	1,883	22,427
Southside Bancshares, Inc.	2,658	78,384
Southwest Bancorp, Inc., Oklahoma	2,123	36,027
State Bank Financial Corp.	3,165	68,807
Stock Yards Bancorp, Inc.	2,047	59,424
Stonegate Bank	1,004	32,088
Summit Financial Group, Inc.	1,740	30,085
Sun Bancorp, Inc. (a)	1,994	41,376
SVB Financial Group (a)	4,395	484,329
Talmer Bancorp, Inc. Class A	5,517	110,009
Texas Capital Bancshares, Inc. (a)	4,310	220,844
The First Bancorp, Inc.	1,359	27,384
TowneBank (b)	4,163	90,962
Trico Bancshares	2,292	64,543
TriState Capital Holdings, Inc. (a)	2,570	33,410
Triumph Bancorp, Inc. (a)	1,855	29,791
Trustmark Corp.	5,675	140,627
UMB Financial Corp.	4,352	250,458
Umpqua Holdings Corp.	18,722	299,365
Union Bankshares Corp.	4,037	109,564
United Bankshares, Inc., West Virginia	5,945	236,670
United Community Bank, Inc.	6,481	130,463
United Security Bancshares, Inc.	1,023	8,849
United Security Bancshares, California	2,564	13,846
Univest Corp. of Pennsylvania	1,870	37,755
Veritex Holdings, Inc. (a)	1,292	20,116
Washington Trust Bancorp, Inc.	1,369	52,460
WesBanco, Inc.	3,473	113,428
West Bancorp., Inc.	1,485	27,948
Westamerica Bancorp.	2,323	113,014
Westbury Bancorp, Inc. (a)	716	14,227
Wilshire Bancorp, Inc.	6,732	76,947
Wintrust Financial Corp.	4,037	215,051
Zions Bancorporation	18,098	507,106
		19,376,140
Capital Markets - 1.3%
American Capital Ltd. (a)	20,678	332,089
American Capital Senior Floating Ltd.	460	4,674
BGC Partners, Inc. Class A	21,081	195,842
Calamos Asset Management, Inc. Class A	2,057	15,818
Capital Southwest Corp.	2,119	29,391
Capitala Finance Corp.	1,495	20,093
Carlyle Group LP	6,837	109,802
CM Finance, Inc.	2,064	16,945
Cowen Group, Inc. Class A (a)	9,900	33,165
Diamond Hill Investment Group, Inc.	282	50,833
E*TRADE Financial Corp. (a)	24,806	691,839
Easterly Acquisition Corp. (a)	3,057	29,622
FBR & Co.	909	17,471
Financial Engines, Inc. (b)	5,210	144,004
Harris & Harris Group, Inc. (a)	2,508	4,339
Hennessy Advisors, Inc.	657	21,852
Horizon Technology Finance Corp.	792	9,504
Interactive Brokers Group, Inc.	5,522	221,874
INTL FCStone, Inc. (a)	1,664	46,409
LPL Financial (b)	8,099	225,881
Newtek Business Services Corp.	1,529	19,999
Northern Trust Corp.	19,722	1,461,400
SEI Investments Co.	14,129	726,796
Silvercrest Asset Management Group Class A	1,634	20,017
T. Rowe Price Group, Inc.	21,731	1,674,591
TD Ameritrade Holding Corp.	46,228	1,510,269
Virtu Financial, Inc. Class A	3,410	60,732
Virtus Investment Partners, Inc.	773	62,930
WisdomTree Investments, Inc. (b)	11,519	142,836
		7,901,017
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	2,486	25,929
Atlanticus Holdings Corp. (a)	6,357	17,990
Consumer Portfolio Services, Inc. (a)	2,211	8,645
Credit Acceptance Corp. (a)(b)	1,753	328,407
Encore Capital Group, Inc. (a)(b)	2,019	54,291
EZCORP, Inc. (non-vtg.) Class A (a)	4,064	27,554
First Cash Financial Services, Inc.	2,416	105,555
Navient Corp.	30,703	420,938
Nicholas Financial, Inc. (a)	1,169	12,625
PRA Group, Inc. (a)	4,111	113,094
SLM Corp. (a)	36,345	249,690
World Acceptance Corp. (a)	707	30,882
		1,395,600
Diversified Financial Services - 1.7%
A-Mark Precious Metals, Inc.	406	6,488
AR Capital Acquisition Corp. (a)	4,824	47,661
Broadcom Ltd.	33,562	5,180,630
CBOE Holdings, Inc.	7,212	459,044
CME Group, Inc.	29,278	2,866,023
MarketAxess Holdings, Inc.	3,174	444,170
Markit Ltd. (a)(b)	17,700	608,349
Marlin Business Services Corp.	1,567	23,756
Morningstar, Inc.	3,788	319,821
NewStar Financial, Inc. (a)	4,494	37,884
PICO Holdings, Inc. (a)	1,991	18,437
Resource America, Inc. Class A	4,017	38,724
The NASDAQ OMX Group, Inc.	14,364	948,168
TheStreet.com, Inc.	5,886	6,887
Tiptree Financial, Inc.	3,727	21,058
Value Line, Inc.	990	16,414
WL Ross Holding Corp. (a)(b)	6,663	66,297
		11,109,811
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	3,773	62,217
American National Insurance Co.	2,226	266,029
Amerisafe, Inc.	1,524	92,553
AmTrust Financial Services, Inc.	15,264	404,801
Arch Capital Group Ltd. (a)	10,507	763,439
Argo Group International Holdings, Ltd.	2,481	130,625
Atlas Financial Holdings, Inc. (a)	1,142	20,545
Baldwin & Lyons, Inc. Class B	1,818	42,614
Cincinnati Financial Corp.	14,204	981,496
CNinsure, Inc. ADR (a)	3,081	21,259
Donegal Group, Inc. Class A	2,728	44,166
eHealth, Inc. (a)	1,794	24,793
EMC Insurance Group	2,083	55,658
Enstar Group Ltd. (a)	1,334	207,931
Erie Indemnity Co. Class A	4,074	398,845
Federated National Holding Co.	1,158	24,990
Global Indemnity PLC (a)	1,188	35,783
Greenlight Capital Re, Ltd. (a)	2,464	50,118
Hallmark Financial Services, Inc. (a)	1,751	17,107
Infinity Property & Casualty Corp.	1,057	82,372
Investors Title Co.	183	17,067
James River Group Holdings Ltd.	2,712	95,869
Maiden Holdings Ltd.	6,159	80,806
National General Holdings Corp.	9,011	186,798
National Interstate Corp.	2,120	65,911
National Western Life Group, Inc.	316	67,469
Navigators Group, Inc.	1,241	113,030
Safety Insurance Group, Inc.	1,361	80,857
Selective Insurance Group, Inc.	4,725	175,534
State Auto Financial Corp.	3,810	78,105
State National Companies, Inc.	4,107	44,232
United Fire Group, Inc.	2,414	99,384
United Insurance Holdings Corp.	1,641	28,816
Willis Group Holdings PLC	11,985	1,534,320
WMI Holdings Corp. (a)	17,167	40,686
		6,436,225
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	29,320	553,855
American Capital Mortgage Investment Corp.	3,844	60,851
CareTrust (REIT), Inc.	4,562	61,085
CIM Commercial Trust Corp.	8,945	163,246
Communications Sales & Leasing, Inc.	12,994	324,590
CyrusOne, Inc.	6,709	330,821
Equinix, Inc.	5,970	2,161,140
Gaming & Leisure Properties	17,367	571,548
Gladstone Commercial Corp.	1,755	29,186
Gladstone Land Corp.	490	5,013
Lamar Advertising Co. Class A	7,435	483,647
New York Mortgage Trust, Inc. (b)	9,532	56,715
Potlatch Corp.	3,785	129,371
Retail Opportunity Investments Corp.	8,737	176,662
Sabra Health Care REIT, Inc.	5,513	115,442
SoTHERLY Hotels, Inc.	2,539	13,000
United Development Funding IV (b)	2,952	9,446
Wheeler REIT, Inc.	6,485	9,792
		5,255,410
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,599	44,660
AV Homes, Inc. (a)(b)	2,137	26,841
China HGS Real Estate, Inc. (a)(b)	4,620	7,762
Colliers International Group, Inc.	3,055	119,418
Cresud S.A.C.I.F. y A. sponsored ADR (a)	4,276	52,851
Elbit Imaging Ltd. (a)	143	126
FirstService Corp.	3,158	149,525
FRP Holdings, Inc. (a)	958	29,315
Griffin Industrial Realty, Inc.	792	25,316
Landmark Infrastructure Partners LP	1,787	27,162
The RMR Group, Inc. (a)	1,401	41,526
		524,502
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	4,483	23,984
ASB Bancorp, Inc. (a)	730	18,184
Bank Mutual Corp.	4,460	36,171
BankFinancial Corp.	2,613	33,211
Bear State Financial, Inc.	2,912	27,722
Beneficial Bancorp, Inc. (a)	6,839	94,173
BofI Holding, Inc. (a)(b)	5,280	99,106
BSB Bancorp, Inc. (a)	1,186	27,242
Capitol Federal Financial, Inc.	12,998	176,513
Charter Financial Corp.	1,194	15,856
Chicopee Bancorp, Inc.	1,320	24,262
Clifton Bancorp, Inc.	2,939	44,408
Dime Community Bancshares, Inc.	2,905	53,336
ESSA Bancorp, Inc.	1,361	18,632
First Defiance Financial Corp.	727	29,349
First Financial Northwest, Inc.	1,759	23,360
Fox Chase Bancorp, Inc.	1,493	30,218
Hingham Institution for Savings	232	31,062
HMN Financial, Inc. (a)	1,351	19,292
Home Bancorp, Inc.	935	25,928
HomeStreet, Inc. (a)	1,526	31,375
HopFed Bancorp, Inc.	1,119	13,484
Kearny Financial Corp.	8,244	107,914
Lendingtree, Inc. (a)(b)	1,029	85,664
Meridian Bancorp, Inc.	4,432	66,480
Meta Financial Group, Inc.	743	37,039
MSB Financial Corp. (a)	1,090	14,061
NMI Holdings, Inc. (a)	5,032	31,400
Northfield Bancorp, Inc.	3,726	57,939
Northwest Bancshares, Inc.	9,361	138,636
Ocean Shore Holding Co.	773	13,442
OceanFirst Financial Corp.	2,675	49,875
Oconee Federal Financial Corp.	694	13,561
Oritani Financial Corp.	3,729	62,461
Provident Bancorp, Inc. (a)	1,812	25,386
Provident Financial Holdings, Inc.	935	17,036
Prudential Bancorp, Inc.	1,894	28,221
SI Financial Group, Inc.	1,232	17,137
Territorial Bancorp, Inc.	904	23,784
TFS Financial Corp.	25,430	469,184
Timberland Bancorp, Inc.	1,014	15,190
Trustco Bank Corp., New York	9,710	63,795
United Community Financial Corp.	4,420	26,918
United Financial Bancorp, Inc. New	4,079	54,210
Washington Federal, Inc.	7,764	194,022
Waterstone Financial, Inc.	3,306	47,871
Westfield Financial, Inc.	1,908	14,711
WSFS Financial Corp.	2,762	97,968
		2,670,773

TOTAL FINANCIALS		54,669,478

HEALTH CARE - 14.6%
Biotechnology - 9.2%
Abeona Therapeutics, Inc. (a)(b)	3,255	9,505
ACADIA Pharmaceuticals, Inc. (a)(b)	9,716	344,238
Acceleron Pharma, Inc. (a)	3,280	112,209
Achillion Pharmaceuticals, Inc. (a)	11,357	106,188
Acorda Therapeutics, Inc. (a)	4,182	118,978
Adamas Pharmaceuticals, Inc. (a)	1,617	27,198
Adaptimmune Therapeutics PLC sponsored ADR	2,339	24,068
ADMA Biologics, Inc. (a)	1,526	11,827
Aduro Biotech, Inc. (a)	5,346	65,702
Advanced Accelerator Applications SA sponsored ADR	783	23,333
Advaxis, Inc. (a)(b)	2,711	25,104
Adverum Biotechnologies, Inc. (a)	1,850	8,362
Aegerion Pharmaceuticals, Inc. (a)	2,547	4,534
Affimed NV (a)(b)	3,509	12,492
Agenus, Inc. (a)(b)	6,904	29,135
Agios Pharmaceuticals, Inc. (a)(b)	3,269	182,901
Aimmune Therapeutics, Inc. (a)(b)	3,713	56,995
Akebia Therapeutics, Inc. (a)	3,622	32,272
Alder Biopharmaceuticals, Inc. (a)(b)	4,473	134,503
Alexion Pharmaceuticals, Inc. (a)	19,423	2,930,931
Alkermes PLC (a)	13,065	606,347
Alnylam Pharmaceuticals, Inc. (a)	7,176	514,663
AMAG Pharmaceuticals, Inc. (a)(b)	2,907	62,326
Amarin Corp. PLC ADR (a)(b)	18,806	39,116
Amgen, Inc.	64,873	10,246,690
Amicus Therapeutics, Inc. (a)(b)	10,153	71,883
Anacor Pharmaceuticals, Inc. (a)	3,907	387,965
Anthera Pharmaceuticals, Inc. (a)(b)	3,588	13,204
Applied Genetic Technologies Corp. (a)	1,699	29,223
Aquinox Pharmaceuticals, Inc. (a)(b)	1,654	13,612
Arbutus Biopharma Corp. (a)(b)	4,739	19,619
Ardelyx, Inc. (a)	3,377	30,900
Arena Pharmaceuticals, Inc. (a)	25,033	45,310
Argos Therapeutics, Inc. (a)(b)	2,023	12,482
ARIAD Pharmaceuticals, Inc. (a)(b)	17,869	158,141
ArQule, Inc. (a)	6,347	11,171
Array BioPharma, Inc. (a)(b)	12,778	48,173
Arrowhead Pharmaceuticals, Inc. (a)(b)	6,447	39,520
Ascendis Pharma A/S sponsored ADR (a)	1,501	20,624
Atara Biotherapeutics, Inc. (a)(b)	2,428	43,971
Athersys, Inc. (a)	5,399	12,418
aTyr Pharma, Inc. (a)(b)	2,456	8,129
Aviragen Therapeutics, Inc. (a)	8,528	12,621
Bellicum Pharmaceuticals, Inc. (a)(b)	2,532	29,548
BioCryst Pharmaceuticals, Inc. (a)	6,526	22,123
Biogen, Inc. (a)	18,861	5,464,598
BioMarin Pharmaceutical, Inc. (a)	13,980	1,253,307
Biospecifics Technologies Corp. (a)	770	28,898
bluebird bio, Inc. (a)	3,061	138,510
Blueprint Medicines Corp.	2,583	49,051
Calithera Biosciences, Inc. (a)	1,996	10,459
Cara Therapeutics, Inc. (a)	2,742	17,713
Catabasis Pharmaceuticals, Inc.	1,805	12,184
Catalyst Biosciences, Inc. (a)	334	514
Catalyst Pharmaceutical Partners, Inc. (a)(b)	7,976	4,905
Celator Pharmaceuticals, Inc. (a)	3,429	103,144
Celgene Corp. (a)	67,473	7,119,751
Celldex Therapeutics, Inc. (a)(b)	8,734	40,002
Cellectis SA sponsored ADR (a)	710	23,274
Cellular Biomedicine Group, Inc. (a)	1,090	15,903
Cepheid, Inc. (a)	6,330	177,303
Ceres, Inc. (a)	232	52
Cerulean Pharma, Inc. (a)	3,020	7,308
ChemoCentryx, Inc. (a)(b)	2,971	16,014
Chiasma, Inc. (a)(b)	2,128	6,831
Chimerix, Inc. (a)	3,969	19,448
China Biologic Products, Inc. (a)	2,301	271,426
Cidara Therapeutics, Inc. (a)(b)	1,371	16,205
Clovis Oncology, Inc. (a)(b)	3,330	56,044
Coherus BioSciences, Inc. (a)	3,436	64,081
Conatus Pharmaceuticals, Inc. (a)	1,791	4,119
Concert Pharmaceuticals, Inc. (a)	2,292	30,507
ContraFect Corp. (a)	2,690	8,205
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	13,833	24,208
Cyclacel Pharmaceuticals, Inc. (a)	58	240
Cytokinetics, Inc. (a)	3,516	28,655
CytomX Therapeutics, Inc. (a)	2,928	31,622
Cytori Therapeutics, Inc. (a)(b)	2,121	5,981
Cytori Therapeutics, Inc. rights 6/9/16 (a)	2,122	0
CytRx Corp. (a)(b)	6,675	19,958
DBV Technologies SA sponsored ADR (a)(b)	1,947	65,283
Dicerna Pharmaceuticals, Inc. (a)	2,446	9,099
Dimension Therapeutics, Inc.	3,197	25,576
Dyax Corp. rights 12/31/19 (a)	12,922	30,754
Dynavax Technologies Corp. (a)	3,174	52,657
Eagle Pharmaceuticals, Inc. (a)(b)	1,388	65,972
Edge Therapeutics, Inc. (a)	2,242	18,564
Editas Medicine, Inc. (b)	3,173	117,687
Eiger Biopharmaceuticals, Inc. (a)	641	13,532
Eleven Biotherapeutics, Inc. (a)(b)	1,651	2,047
Enanta Pharmaceuticals, Inc. (a)	1,635	40,107
Enzymotec Ltd. (a)	3,920	32,144
Epirus Biopharmaceuticals, Inc. (a)	3,686	2,254
Epizyme, Inc. (a)	5,220	57,733
Esperion Therapeutics, Inc. (a)(b)	1,783	30,525
Exact Sciences Corp. (a)(b)	8,065	53,552
Exelixis, Inc. (a)(b)	19,082	123,842
Fate Therapeutics, Inc. (a)	2,123	3,248
Fibrocell Science, Inc. (a)(b)	3,869	8,937
FibroGen, Inc. (a)	5,166	96,398
Five Prime Therapeutics, Inc. (a)	2,415	110,414
Flexion Therapeutics, Inc. (a)	2,089	36,432
Fortress Biotech, Inc. (a)	7,152	20,169
Forward Pharma A/S sponsored ADR (a)	1,059	21,572
Foundation Medicine, Inc. (a)(b)	3,215	60,603
Galapagos Genomics NV sponsored ADR (b)	908	52,501
Galectin Therapeutics, Inc. (a)	4,268	6,317
Galena Biopharma, Inc. (a)(b)	14,825	26,833
Galmed Pharmaceuticals Ltd. (a)	1,534	6,427
Genomic Health, Inc. (a)	2,968	79,542
GenVec, Inc. (a)	861	525
Geron Corp. (a)(b)	14,543	43,047
Gilead Sciences, Inc.	117,801	10,255,755
Global Blood Therapeutics, Inc. (a)(b)	2,675	63,986
GlycoMimetics, Inc. (a)	1,894	15,607
Grifols SA ADR	13,703	226,511
GTx, Inc. (a)(b)	15,798	11,059
Halozyme Therapeutics, Inc. (a)(b)	11,004	110,700
Harvard Apparatus (a)	1,090	1,537
Heron Therapeutics, Inc. (a)(b)	3,223	68,972
Idera Pharmaceuticals, Inc. (a)(b)	10,977	17,344
Ignyta, Inc. (a)	4,413	29,942
Immune Design Corp. (a)	2,100	26,355
ImmunoGen, Inc. (a)	7,506	42,334
Immunomedics, Inc. (a)(b)	8,190	39,640
Incyte Corp. (a)	16,218	1,368,961
Infinity Pharmaceuticals, Inc. (a)	3,501	18,555
Inotek Pharmaceuticals Corp. (a)(b)	1,808	16,634
Inovio Pharmaceuticals, Inc. (a)(b)	6,048	68,463
Insmed, Inc. (a)	5,329	62,882
Insys Therapeutics, Inc. (a)(b)	6,177	96,670
Intellia Therapeutics, Inc. (a)	2,800	82,796
Intercept Pharmaceuticals, Inc. (a)(b)	2,064	306,215
Ionis Pharmaceuticals, Inc. (a)(b)	10,204	231,529
Ironwood Pharmaceuticals, Inc. Class A (a)	10,967	136,978
Juno Therapeutics, Inc. (a)(b)	9,016	391,565
Kamada (a)	3,707	13,345
Karyopharm Therapeutics, Inc. (a)	3,053	29,217
Keryx Biopharmaceuticals, Inc. (a)	8,927	53,651
Kindred Biosciences, Inc. (a)	2,485	10,139
Kite Pharma, Inc. (a)	4,583	234,879
La Jolla Pharmaceutical Co. (a)	1,739	27,998
Lexicon Pharmaceuticals, Inc. (a)(b)	8,938	127,009
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,764	210,957
General CVR	1,530	40
Glucagon CVR (a)	1,530	58
rights (a)	1,530	6
TR Beta CVR	1,530	28
Lion Biotechnologies, Inc. (a)(b)	4,217	24,880
Loxo Oncology, Inc. (a)	1,959	52,893
Lpath, Inc. (a)	3,151	536
Macrogenics, Inc. (a)	3,206	81,945
MannKind Corp. (a)(b)	39,468	37,495
Medivation, Inc. (a)	14,159	856,053
MEI Pharma, Inc. (a)	1,984	2,857
Merrimack Pharmaceuticals, Inc. (a)(b)	10,382	69,248
MiMedx Group, Inc. (a)(b)	10,488	82,541
Mirati Therapeutics, Inc. (a)(b)	1,541	27,938
Momenta Pharmaceuticals, Inc. (a)	5,977	70,409
Myriad Genetics, Inc. (a)	6,338	214,795
Nanosphere, Inc. (a)	3,143	5,343
NantKwest, Inc. (a)(b)	7,085	53,988
Natera, Inc. (a)	4,556	62,827
Neothetics, Inc. (a)(b)	1,483	2,091
Neuralstem, Inc. (a)(b)	9,897	3,316
Neurocrine Biosciences, Inc. (a)	7,420	368,403
NewLink Genetics Corp. (a)	2,466	28,926
Nivalis Therapeutics, Inc.	1,479	7,380
Northwest Biotherapeutics, Inc. (a)(b)	9,135	6,989
Novavax, Inc. (a)(b)	23,737	144,558
Nymox Pharmaceutical Corp. (a)(b)	2,574	6,229
Ohr Pharmaceutical, Inc. (a)(b)	1,795	5,798
OncoGenex Pharmaceuticals, Inc. (a)(b)	3,158	3,158
OncoMed Pharmaceuticals, Inc. (a)(b)	2,687	39,794
Onconova Therapeutics, Inc. (a)	2,140	899
Oncothyreon, Inc. (a)	8,143	9,446
Ophthotech Corp. (a)	3,075	165,128
Osiris Therapeutics, Inc. (b)	3,333	16,682
Otonomy, Inc. (a)	2,386	35,050
OvaScience, Inc. (a)(b)	2,460	18,179
PDL BioPharma, Inc.	13,200	47,388
Peregrine Pharmaceuticals, Inc. (a)(b)	16,947	7,148
Pluristem Therapeutics, Inc. (a)	11,917	18,352
Portola Pharmaceuticals, Inc. (a)	5,043	138,582
Prana Biotechnology Ltd. ADR (a)	983	3,706
Progenics Pharmaceuticals, Inc. (a)	7,091	35,632
ProNai Therapeutics, Inc. (a)	2,619	16,447
ProQR Therapeutics BV (a)(b)	1,961	9,530
Proteon Therapeutics, Inc. (a)(b)	2,571	16,403
Proteostasis Therapeutics, Inc.	2,172	35,881
Prothena Corp. PLC (a)(b)	2,976	144,455
PTC Therapeutics, Inc. (a)(b)	2,799	22,840
QLT, Inc. (a)	5,151	7,417
Radius Health, Inc. (a)(b)	3,646	132,204
Raptor Pharmaceutical Corp. (a)	7,184	39,728
Recro Pharma, Inc. (a)	861	7,207
Regeneron Pharmaceuticals, Inc. (a)	8,876	3,540,903
REGENXBIO, Inc. (a)(b)	2,798	34,583
Regulus Therapeutics, Inc. (a)(b)	4,494	27,593
Repligen Corp. (a)	3,070	73,557
Retrophin, Inc. (a)	3,118	55,438
Rigel Pharmaceuticals, Inc. (a)	9,575	24,704
Sage Therapeutics, Inc. (a)	2,917	95,998
Sangamo Biosciences, Inc. (a)	5,454	37,633
Sarepta Therapeutics, Inc. (a)(b)	3,558	74,469
Seattle Genetics, Inc. (a)	11,929	482,289
Seres Therapeutics, Inc. (b)	3,364	102,367
Sinovac Biotech Ltd. (a)	5,217	30,676
Sorrento Therapeutics, Inc. (a)(b)	3,686	25,655
Spark Therapeutics, Inc. (a)(b)	2,366	132,378
Spectrum Pharmaceuticals, Inc. (a)	5,253	39,345
Stemline Therapeutics, Inc. (a)	1,926	16,024
Sunesis Pharmaceuticals, Inc. (a)	5,457	2,729
Syndax Pharmaceuticals, Inc.	2,523	34,666
Synergy Pharmaceuticals, Inc. (a)(b)	15,731	57,733
Synta Pharmaceuticals Corp. (a)(b)	12,707	4,447
T2 Biosystems, Inc. (a)(b)	1,754	15,119
Tenax Therapeutics, Inc. (a)(b)	3,100	7,874
TESARO, Inc. (a)(b)	4,029	186,543
TetraLogic Pharmaceuticals Corp. (a)(b)	2,822	945
TG Therapeutics, Inc. (a)(b)	4,866	36,592
Threshold Pharmaceuticals, Inc. (a)	10,515	4,916
Tobira Therapeutics, Inc. (a)	1,410	13,043
Tokai Pharmaceuticals, Inc. (a)	2,150	15,588
TONIX Pharmaceuticals Holding (a)	2,193	5,351
TRACON Pharmaceuticals, Inc. (a)	1,246	8,323
Transition Therapeutics, Inc. (a)	3,672	2,912
Trevena, Inc. (a)	4,792	35,077
Trovagene, Inc. (a)(b)	2,691	14,182
Ultragenyx Pharmaceutical, Inc. (a)	3,302	241,376
uniQure B.V. (a)	2,114	28,634
United Therapeutics Corp. (a)	3,872	461,039
Vanda Pharmaceuticals, Inc. (a)	4,458	46,363
Verastem, Inc. (a)	4,127	6,149
Versartis, Inc. (a)(b)	2,627	24,195
Vertex Pharmaceuticals, Inc. (a)	21,214	1,976,084
Vical, Inc. (a)	1,320	5,504
Vitae Pharmaceuticals, Inc. (a)	1,901	19,067
Vital Therapies, Inc. (a)	3,126	25,414
Voyager Therapeutics, Inc. (a)	2,808	38,975
Windtree Therapeutics, Inc. (a)	804	2,098
Xbiotech, Inc. (a)(b)	2,558	39,393
Xencor, Inc. (a)	3,542	50,048
Xenon Pharmaceuticals, Inc. (a)	2,020	13,999
XOMA Corp. (a)(b)	7,340	5,029
ZIOPHARM Oncology, Inc. (a)(b)	11,456	89,242
		59,044,239
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	1,993	91,718
Abiomed, Inc. (a)	3,607	358,211
Accuray, Inc. (a)(b)	7,013	38,221
Align Technology, Inc. (a)	6,842	539,355
Alliqua Biomedical, Inc. (a)	4,268	5,335
Alphatec Holdings, Inc. (a)	9,248	1,914
Analogic Corp.	1,122	92,004
Angiodynamics, Inc. (a)	3,401	40,846
Anika Therapeutics, Inc. (a)(b)	1,266	59,907
Antares Pharma, Inc. (a)(b)	12,123	11,759
Atricure, Inc. (a)	2,561	37,109
Atrion Corp.	175	68,728
Avinger, Inc. (a)	1,477	16,646
AxoGen, Inc. (a)	4,415	24,547
BioLase Technology, Inc. (a)	2,521	2,924
Cardica, Inc. (a)	697	1,805
Cardiovascular Systems, Inc. (a)	2,682	45,299
Cerus Corp. (a)(b)	8,059	44,808
ConforMis, Inc. (a)	3,662	27,502
CONMED Corp.	2,522	100,426
Cutera, Inc. (a)	925	9,694
Cynosure, Inc. Class A (a)	2,185	104,377
CytoSorbents Corp. (a)(b)	3,340	14,329
Dentsply Sirona, Inc.	20,218	1,256,751
Derma Sciences, Inc. (a)	2,912	11,794
DexCom, Inc. (a)	6,903	445,174
EDAP TMS SA sponsored ADR (a)	2,628	9,172
Endologix, Inc. (a)(b)	7,713	97,724
Entellus Medical, Inc. (a)(b)	1,898	34,050
EnteroMedics, Inc. (a)	327	177
Exactech, Inc. (a)	1,661	40,993
Fonar Corp. (a)	666	10,603
Genmark Diagnostics, Inc. (a)	3,402	25,617
Hansen Medical, Inc. (a)(b)	1,600	6,400
HeartWare International, Inc. (a)	1,531	45,011
Hologic, Inc. (a)	24,592	846,211
ICU Medical, Inc. (a)	1,344	139,763
IDEXX Laboratories, Inc. (a)	7,838	686,374
Inogen, Inc. (a)	1,639	78,246
Insulet Corp. (a)	4,770	143,195
Integra LifeSciences Holdings Corp. (a)	3,149	235,262
Intuitive Surgical, Inc. (a)	3,230	2,050,113
InVivo Therapeutics Holdings Corp. (a)(b)	2,198	14,902
Invuity, Inc.	1,398	8,738
IRadimed Corp. (a)(b)	1,027	19,041
K2M Group Holdings, Inc. (a)	3,927	49,088
Lantheus Holdings, Inc. (a)	3,354	6,540
LDR Holding Corp. (a)(b)	2,286	48,075
LeMaitre Vascular, Inc.	1,675	23,400
LivaNova PLC (a)	4,254	207,638
Masimo Corp. (a)	4,277	212,738
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,027	16,884
Meridian Bioscience, Inc.	3,636	70,829
Merit Medical Systems, Inc. (a)	3,805	71,420
Natus Medical, Inc. (a)	2,922	94,468
Neogen Corp. (a)	3,319	163,859
Neovasc, Inc. (a)	5,368	2,170
Novadaq Technologies, Inc. (a)(b)	5,030	48,590
Novocure Ltd. (a)(b)	7,143	79,502
NuVasive, Inc. (a)	4,148	225,527
NxStage Medical, Inc. (a)(b)	5,121	96,787
OraSure Technologies, Inc. (a)	6,001	46,088
Orthofix International NV (a)	1,428	63,160
Oxford Immunotec Global PLC (a)	3,624	31,964
PhotoMedex, Inc. (a)(b)	2,089	564
Quidel Corp. (a)	3,344	55,544
Quotient Ltd. (a)(b)	2,600	30,992
ReWalk Robotics Ltd. (a)	1,140	8,938
Rockwell Medical Technologies, Inc. (a)	4,536	43,500
RTI Biologics, Inc. (a)	5,913	22,292
Seaspine Holdings Corp. (a)	925	9,232
Second Sight Medical Products, Inc. (a)(b)	3,198	12,472
Second Sight Medical Products, Inc. rights 5/31/16 (a)(b)	3,198	1,871
Sientra, Inc. (a)(b)	1,518	8,835
Staar Surgical Co. (a)(b)	3,044	16,529
Stereotaxis, Inc. (a)	1,411	1,736
SurModics, Inc. (a)	1,518	33,457
Synergetics U.S.A., Inc.	3,200	608
Syneron Medical Ltd. (a)	2,875	21,218
Tandem Diabetes Care, Inc. (a)	2,968	19,440
TearLab Corp. (a)	3,875	2,984
The Spectranetics Corp. (a)	3,353	61,427
Trinity Biotech PLC sponsored ADR	2,122	24,530
Unilife Corp. (a)	832	2,937
Utah Medical Products, Inc.	422	27,616
Vascular Solutions, Inc. (a)	1,545	58,849
Veracyte, Inc. (a)(b)	3,188	17,502
Vermillion, Inc. (a)(b)	8,336	9,670
Wright Medical Group NV (a)	8,666	167,600
Zeltiq Aesthetics, Inc. (a)(b)	3,360	95,626
		10,257,471
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	7,647	450,179
Aceto Corp.	2,543	56,734
Addus HomeCare Corp. (a)	1,126	22,520
Air Methods Corp. (a)(b)	3,267	110,653
Alliance Healthcare Services, Inc. (a)	993	7,199
Almost Family, Inc. (a)	699	29,225
Amedisys, Inc. (a)	2,848	144,878
AmSurg Corp. (a)	4,745	354,879
BioScrip, Inc. (a)(b)	6,338	17,113
BioTelemetry, Inc. (a)	2,552	44,456
Caladrius Biosciences, Inc. (a)(b)	3,380	1,825
Corvel Corp. (a)	1,921	92,477
Cross Country Healthcare, Inc. (a)	3,288	44,783
Express Scripts Holding Co. (a)	57,611	4,352,511
HealthEquity, Inc. (a)	5,175	133,567
Healthways, Inc. (a)	3,273	39,276
Henry Schein, Inc. (a)	7,155	1,243,038
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,076	81,112
LHC Group, Inc. (a)	1,716	72,072
LifePoint Hospitals, Inc. (a)	3,879	257,139
Magellan Health Services, Inc. (a)	2,117	140,251
National Research Corp. Class A	2,948	40,388
Patterson Companies, Inc.	8,781	428,601
PDI, Inc. (a)	1,353	474
Premier, Inc. (a)	4,004	127,327
Providence Service Corp. (a)	1,388	66,013
RadNet, Inc. (a)	4,399	22,919
Sharps Compliance Corp. (a)	1,953	8,281
Surgery Partners, Inc. (a)(b)	4,125	56,739
Surgical Care Affiliates, Inc. (a)	3,438	153,919
The Ensign Group, Inc.	4,620	91,707
USMD Holdings, Inc. (a)	959	19,190
VCA, Inc. (a)	6,906	448,407
		9,159,852
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	16,200	218,538
athenahealth, Inc. (a)(b)	3,304	419,178
Cerner Corp. (a)	29,134	1,620,142
Computer Programs & Systems, Inc. (b)	1,110	45,899
Connecture, Inc. (a)	2,553	3,574
HealthStream, Inc. (a)	3,083	72,420
HMS Holdings Corp. (a)	7,667	126,697
Inovalon Holdings, Inc. Class A (a)(b)	5,845	108,659
Medidata Solutions, Inc. (a)(b)	4,688	215,367
Omnicell, Inc. (a)	3,075	99,476
Quality Systems, Inc.	5,186	65,914
Simulations Plus, Inc.	1,935	14,783
		3,010,647
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	4,885	62,088
Albany Molecular Research, Inc. (a)(b)	3,009	43,691
Bio-Techne Corp.	3,210	352,715
Bruker Corp.	14,429	380,926
Compugen Ltd. (a)	4,907	34,153
Fluidigm Corp. (a)	2,251	22,150
Harvard Bioscience, Inc. (a)	4,360	15,914
ICON PLC (a)	4,745	334,238
Illumina, Inc. (a)	12,573	1,820,948
INC Research Holdings, Inc. Class A (a)	4,699	204,453
Luminex Corp. (a)	3,800	78,242
Nanostring Technologies, Inc. (a)	2,083	28,287
NeoGenomics, Inc. (a)	5,887	52,806
Pacific Biosciences of California, Inc. (a)(b)	6,826	65,803
PAREXEL International Corp. (a)	4,736	297,847
PRA Health Sciences, Inc. (a)	5,309	250,744
pSivida Corp. (a)	4,182	14,637
QIAGEN NV (a)	19,834	428,018
Sequenom, Inc. (a)(b)	11,484	11,714
VWR Corp. (a)	11,427	329,783
		4,829,157
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	3,743	12,951
Achaogen, Inc. (a)	1,797	5,894
Aclaris Therapeutics, Inc. (b)	1,618	32,328
Acura Pharmaceuticals, Inc. (a)	707	1,775
Aerie Pharmaceuticals, Inc. (a)	2,337	41,762
Agile Therapeutics, Inc. (a)	2,575	20,600
Akorn, Inc. (a)	9,823	293,609
Alcobra Pharma Ltd. (a)(b)	3,534	18,801
Alexza Pharmaceuticals, Inc. (a)	797	753
Alimera Sciences, Inc. (a)	4,072	6,271
Amphastar Pharmaceuticals, Inc. (a)	3,973	62,495
ANI Pharmaceuticals, Inc. (a)(b)	1,190	64,439
ANI Pharmaceuticals, Inc. rights	739	0
Apricus Biosciences, Inc. (a)(b)	6,524	2,838
Aralez Pharmaceuticals, Inc. (a)	5,737	22,948
Aratana Therapeutics, Inc. (a)(b)	3,098	22,089
Assembly Biosciences, Inc. (a)	1,510	8,622
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)	3,311	11,059
Avexis, Inc.	2,474	106,333
Bio Path Holdings, Inc. (a)	9,430	25,555
Biodelivery Sciences International, Inc. (a)(b)	6,147	13,831
Carbylan Therapeutics, Inc. (a)(b)	3,263	3,589
Cardiome Pharma Corp. (a)	3,033	14,194
Cempra, Inc. (a)(b)	3,864	72,605
Collegium Pharmaceutical, Inc.	1,886	31,534
Concordia Healthcare Corp. (a)	4,666	143,806
Corcept Therapeutics, Inc. (a)(b)	9,921	59,030
Corium International, Inc. (a)	2,454	10,282
Cumberland Pharmaceuticals, Inc. (a)	2,613	11,759
Cynapsus Therapeutics, Inc. (a)	1,311	18,695
DepoMed, Inc. (a)(b)	5,085	103,887
Dermira, Inc. (a)	2,750	87,285
Dipexium Pharmaceuticals, Inc. (a)	1,263	13,956
Durect Corp. (a)	14,018	16,401
Egalet Corp. (a)(b)	2,502	14,311
Endo International PLC (a)	19,496	308,232
Endocyte, Inc. (a)(b)	7,757	30,407
Flamel Technologies SA sponsored ADR (a)	3,385	36,016
Flex Pharma, Inc. (a)(b)	1,782	22,293
Foamix Pharmaceuticals Ltd. (a)(b)	2,935	21,396
GW Pharmaceuticals PLC ADR (a)(b)	1,309	116,658
Heska Corp. (a)	546	19,803
Horizon Pharma PLC (a)	13,589	234,138
Impax Laboratories, Inc. (a)	6,281	214,496
Imprimis Pharmaceuticals, Inc. (a)(b)	1,563	6,096
Innoviva, Inc. (b)	10,115	114,097
Intersect ENT, Inc. (a)	2,614	34,322
Intra-Cellular Therapies, Inc. (a)	3,684	142,571
Jazz Pharmaceuticals PLC (a)	5,294	802,359
Juniper Pharmaceuticals, Inc. (a)	959	6,627
KemPharm, Inc. (a)	1,459	10,344
Lipocine, Inc. (a)(b)	1,664	14,543
Marinus Pharmaceuticals, Inc. (a)	1,456	8,154
MediWound Ltd. (a)(b)	2,248	17,310
Mylan N.V.	42,222	1,829,901
MyoKardia, Inc. (a)	2,944	36,388
Nektar Therapeutics (a)(b)	11,552	178,363
Neos Therapeutics, Inc. (a)(b)	1,499	15,710
NeuroDerm Ltd. (a)(b)	2,029	37,841
Ocera Therapeutics, Inc. (a)	2,980	7,569
Ocular Therapeutix, Inc. (a)(b)	1,980	23,760
Oculus Innovative Sciences, Inc. (a)	1,266	1,228
Omeros Corp. (a)(b)	3,474	40,646
Orexigen Therapeutics, Inc. (a)(b)	14,628	5,851
Pacira Pharmaceuticals, Inc. (a)(b)	3,054	142,042
Pain Therapeutics, Inc. (a)	5,755	13,409
Paratek Pharmaceuticals, Inc. (a)	1,509	24,401
Pernix Therapeutics Holdings, Inc. (a)(b)	4,032	1,774
Phibro Animal Health Corp. Class A	1,471	27,934
RedHill Biopharma Ltd. sponsored ADR (a)(b)	946	10,359
Relypsa, Inc. (a)(b)	3,639	69,505
Repros Therapeutics, Inc. (a)	1,926	3,563
Revance Therapeutics, Inc. (a)(b)	2,451	50,246
Sagent Pharmaceuticals, Inc. (a)	3,103	40,153
SciClone Pharmaceuticals, Inc. (a)(b)	4,192	59,317
Shire PLC sponsored ADR (b)	3,122	581,192
Sucampo Pharmaceuticals, Inc. Class A (a)	3,610	42,454
Supernus Pharmaceuticals, Inc. (a)	4,545	88,673
Teligent, Inc. (a)(b)	4,078	24,427
Tetraphase Pharmaceuticals, Inc. (a)	3,179	14,147
The Medicines Company (a)	5,932	223,103
Theravance Biopharma, Inc. (a)(b)	3,812	87,676
VIVUS, Inc. (a)	8,421	10,695
WAVE Life Sciences (a)	2,111	33,544
XenoPort, Inc. (a)	5,295	37,542
Zogenix, Inc. (a)	1,882	18,971
Zynerba Pharmaceuticals, Inc. (a)	829	7,245
		7,325,778

TOTAL HEALTH CARE		93,627,144

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,086	60,098
American Science & Engineering, Inc.	541	17,009
Astronics Corp. (a)	1,665	64,103
BE Aerospace, Inc.	9,048	431,047
Elbit Systems Ltd.	3,805	357,746
Erickson Air-Crane, Inc. (a)	859	649
Innovative Solutions & Support, Inc. (a)	1,882	5,383
KEYW Holding Corp. (a)	3,174	28,312
KLX, Inc. (a)	4,524	148,794
Kratos Defense & Security Solutions, Inc. (a)(b)	6,045	25,268
LMI Aerospace, Inc. (a)	1,001	8,428
Mercury Systems, Inc. (a)	3,509	74,566
Taser International, Inc. (a)	4,294	96,057
		1,317,460
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,122	77,443
Atlas Air Worldwide Holdings, Inc. (a)	2,256	98,903
C.H. Robinson Worldwide, Inc.	12,200	914,756
Echo Global Logistics, Inc. (a)	2,818	63,856
Expeditors International of Washington, Inc.	14,994	727,959
Forward Air Corp.	2,640	120,094
Hub Group, Inc. Class A (a)	3,041	121,701
Park-Ohio Holdings Corp.	1,103	33,697
		2,158,409
Airlines - 0.6%
Allegiant Travel Co.	1,479	205,611
American Airlines Group, Inc.	51,515	1,643,844
Hawaiian Holdings, Inc. (a)	4,693	189,879
JetBlue Airways Corp. (a)	27,559	494,133
Ryanair Holdings PLC sponsored ADR	9,630	841,662
SkyWest, Inc.	4,379	103,344
Spirit Airlines, Inc. (a)	6,185	268,862
Virgin America, Inc. (a)	3,717	208,078
		3,955,413
Building Products - 0.2%
AAON, Inc.	5,163	141,673
American Woodmark Corp. (a)	1,397	112,822
Apogee Enterprises, Inc.	2,646	119,652
Builders FirstSource, Inc. (a)	9,118	107,228
Caesarstone Sdot-Yam Ltd. (a)	2,911	114,897
CSW Industrials, Inc. (a)	1,293	43,238
Gibraltar Industries, Inc. (a)	2,481	74,132
Insteel Industries, Inc.	2,014	55,828
Nortek, Inc. (a)	1,438	70,850
Patrick Industries, Inc. (a)	1,486	79,397
PGT, Inc. (a)	4,279	45,871
Universal Forest Products, Inc.	1,749	146,811
		1,112,399
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	3,391	24,347
CECO Environmental Corp.	2,978	24,271
China Recycling Energy Corp. (a)	349	733
Cintas Corp.	9,237	875,668
Copart, Inc. (a)	9,462	468,464
Essendant, Inc.	3,330	102,531
Fuel Tech, Inc. (a)	2,123	3,206
G&K Services, Inc. Class A	1,790	134,178
Healthcare Services Group, Inc.	6,273	244,647
Heritage-Crystal Clean, Inc. (a)	2,086	24,823
Herman Miller, Inc.	5,256	166,405
Hudson Technologies, Inc. (a)	3,511	12,148
InnerWorkings, Inc. (a)(b)	5,417	46,695
Interface, Inc.	5,828	98,843
Intersections, Inc. (a)(b)	1,453	3,502
Kimball International, Inc. Class B	4,218	49,351
Matthews International Corp. Class A	2,756	151,222
McGrath RentCorp.	2,145	61,197
Mobile Mini, Inc.	3,875	133,494
Multi-Color Corp.	1,461	91,093
Odyssey Marine Exploration, Inc. (a)(b)	719	1,920
Performant Financial Corp. (a)	3,663	6,484
Perma-Fix Environmental Services, Inc. (a)	5,116	24,045
R.R. Donnelley & Sons Co.	18,018	293,513
SP Plus Corp. (a)	2,052	45,801
Stericycle, Inc. (a)	7,261	711,505
Tetra Tech, Inc.	5,155	157,743
U.S. Ecology, Inc.	1,826	82,736
VSE Corp.	435	29,236
West Corp.	7,183	151,561
		4,221,362
Construction & Engineering - 0.0%
Aegion Corp. (a)	3,503	70,025
Great Lakes Dredge & Dock Corp. (a)	5,548	25,299
Ies Holdings, Inc. (a)	1,933	27,333
Layne Christensen Co. (a)(b)	1,958	16,937
MYR Group, Inc. (a)	1,881	45,501
Northwest Pipe Co. (a)	1,056	9,821
NV5 Holdings, Inc. (a)(b)	766	20,874
Primoris Services Corp.	4,767	102,586
Sterling Construction Co., Inc. (a)	3,088	15,594
		333,970
Electrical Equipment - 0.1%
Active Power, Inc. (a)	2,026	1,064
Allied Motion Technologies, Inc.	861	19,614
American Superconductor Corp. (a)(b)	1,565	15,290
Ballard Power Systems, Inc. (a)(b)	10,797	14,820
Broadwind Energy, Inc. (a)	794	3,112
Capstone Turbine Corp. (a)	1,380	2,153
Encore Wire Corp.	1,557	60,707
Energy Focus, Inc. (a)	894	5,614
Enphase Energy, Inc. (a)(b)	3,081	6,439
FuelCell Energy, Inc. (a)(b)	3,201	24,488
Highpower International, Inc. (a)	1,028	1,943
Hydrogenics Corp. (a)	565	4,096
LSI Industries, Inc.	2,660	29,659
Ocean Power Technologies, Inc. (a)	127	185
Plug Power, Inc. (a)(b)	17,590	33,773
Powell Industries, Inc.	1,273	45,319
Power Solutions International, Inc. (a)(b)	939	15,231
Preformed Line Products Co.	812	35,468
Real Goods Solar, Inc. (a)	120	36
Revolution Lighting Technologies, Inc. (a)(b)	2,038	13,165
SolarCity Corp. (a)(b)	8,376	187,539
Sunrun, Inc. (a)(b)	8,196	51,963
Ultralife Corp. (a)	1,981	8,162
Vicor Corp. (a)	2,432	24,709
		604,549
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,248	65,480
Machinery - 0.7%
Altra Industrial Motion Corp.	2,547	68,871
American Railcar Industries, Inc. (b)	1,856	73,646
ARC Group Worldwide, Inc. (a)	1,356	3,024
Astec Industries, Inc.	1,991	106,200
Blue Bird Corp. (a)(b)	2,636	28,864
Chart Industries, Inc. (a)	2,689	69,806
Columbus McKinnon Corp. (NY Shares)	1,947	29,166
Commercial Vehicle Group, Inc. (a)	2,980	11,026
Dynamic Materials Corp.	990	10,405
Eastern Co.	780	12,808
Energy Recovery, Inc. (a)(b)	5,722	61,512
ExOne Co. (a)(b)	1,094	11,509
Franklin Electric Co., Inc.	4,038	134,788
FreightCar America, Inc.	1,001	14,424
Hardinge, Inc.	1,793	18,719
Hurco Companies, Inc.	446	14,375
Jason Industries, Inc. (a)	2,281	8,964
Kornit Digital Ltd. (a)	3,196	31,449
L.B. Foster Co. Class A	740	8,532
Lincoln Electric Holdings, Inc.	6,066	365,052
Manitex International, Inc. (a)(b)	1,201	8,407
Middleby Corp. (a)	4,838	600,880
NN, Inc.	1,928	32,120
Nordson Corp.	4,587	398,977
Omega Flex, Inc.	1,201	41,675
PACCAR, Inc.	30,090	1,677,518
RBC Bearings, Inc. (a)	1,988	148,901
Sun Hydraulics Corp.	2,310	67,614
TriMas Corp. (a)	4,191	71,624
Twin Disc, Inc.	759	7,286
Westport Innovations, Inc. (a)(b)	4,755	10,128
Woodward, Inc.	5,318	302,807
		4,451,077
Marine - 0.0%
Diana Containerships, Inc.	3,301	2,146
Eagle Bulk Shipping, Inc. (a)(b)	4,075	2,266
Euroseas Ltd. (a)	301	620
Golden Ocean Group Ltd. (a)	40,402	32,318
Rand Logistics, Inc. (a)	2,320	2,032
Star Bulk Carriers Corp. (a)(b)	19,973	16,162
Ultrapetrol (Bahamas) Ltd. (a)(b)	12,815	3,973
		59,517
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(b)	2,228	69,090
Acacia Research Corp.	3,936	20,310
Advisory Board Co. (a)	3,740	122,784
Barrett Business Services, Inc.	836	31,233
CRA International, Inc. (a)	1,056	24,879
Exponent, Inc.	2,219	119,626
Heidrick & Struggles International, Inc.	1,656	30,570
Hudson Global, Inc.	4,330	9,526
Huron Consulting Group, Inc. (a)	2,019	118,192
ICF International, Inc. (a)	1,751	71,406
Kelly Services, Inc. Class A (non-vtg.)	3,116	61,759
Kforce, Inc.	2,366	44,244
Pendrell Corp. (a)	17,657	10,241
Resources Connection, Inc.	3,707	57,755
RPX Corp. (a)	5,123	51,486
Verisk Analytics, Inc. (a)	14,302	1,135,436
		1,978,537
Road & Rail - 0.8%
AMERCO	1,699	639,945
ArcBest Corp.	2,217	38,199
Avis Budget Group, Inc. (a)	8,463	253,890
Covenant Transport Group, Inc. Class A (a)	1,246	26,590
CSX Corp.	84,005	2,220,252
Heartland Express, Inc. (b)	7,664	141,631
J.B. Hunt Transport Services, Inc.	9,724	804,369
Landstar System, Inc.	3,685	250,027
Marten Transport Ltd.	2,583	51,195
Old Dominion Freight Lines, Inc. (a)	7,247	466,344
P.A.M. Transportation Services, Inc. (a)	629	12,951
Patriot Transportation Holding, Inc. (a)	769	15,918
Saia, Inc. (a)	2,089	54,460
Student Transportation, Inc.	8,861	42,367
U.S.A. Truck, Inc. (a)	924	18,443
Universal Logistics Holdings I	2,814	40,634
Werner Enterprises, Inc.	5,910	147,100
YRC Worldwide, Inc. (a)	2,778	25,585
		5,249,900
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	4,930	212,730
BMC Stock Holdings, Inc. (a)	5,257	103,142
DXP Enterprises, Inc. (a)	1,289	17,891
Fastenal Co. (b)	24,668	1,135,468
General Finance Corp. (a)(b)	2,975	12,198
H&E Equipment Services, Inc.	2,838	54,546
HD Supply Holdings, Inc. (a)	16,972	599,112
Houston Wire & Cable Co.	1,694	9,148
Lawson Products, Inc. (a)	880	16,975
Rush Enterprises, Inc. Class A (a)	3,061	67,403
Titan Machinery, Inc. (a)	1,826	19,483
Willis Lease Finance Corp. (a)	1,257	30,746
		2,278,842
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	677	30,986

TOTAL INDUSTRIALS		27,817,901

INFORMATION TECHNOLOGY - 45.8%
Communications Equipment - 2.7%
ADTRAN, Inc.	4,666	90,754
Alliance Fiber Optic Products, Inc. (a)	1,798	33,299
Applied Optoelectronics, Inc. (a)(b)	1,833	19,338
Arris International PLC (a)	16,620	400,542
AudioCodes Ltd. (a)(b)	4,356	16,553
Aviat Networks, Inc. (a)	11,195	6,437
Bel Fuse, Inc. Class B (non-vtg.)	803	14,518
Black Box Corp.	1,716	21,536
Brocade Communications Systems, Inc.	35,796	324,312
CalAmp Corp. (a)	3,387	50,907
Ceragon Networks Ltd. (a)	8,888	15,465
Cisco Systems, Inc.	432,592	12,566,798
Clearfield, Inc. (a)(b)	1,434	25,970
ClearOne, Inc.	1,153	12,718
CommScope Holding Co., Inc. (a)	16,243	505,969
Communications Systems, Inc.	1,921	13,024
Comtech Telecommunications Corp.	1,410	32,486
Digi International, Inc. (a)	2,949	32,557
DragonWave, Inc. (a)	124	628
EchoStar Holding Corp. Class A (a)	3,898	156,076
EMCORE Corp. (a)	2,699	15,276
EXFO, Inc. (sub. vtg.) (a)	1,987	7,485
Extreme Networks, Inc. (a)	7,734	28,538
F5 Networks, Inc. (a)	5,645	622,079
Finisar Corp. (a)	9,052	152,255
Gilat Satellite Networks Ltd. (a)	5,324	25,768
Harmonic, Inc. (a)	8,690	24,853
Infinera Corp. (a)(b)	12,067	158,198
InterDigital, Inc.	2,977	173,559
Ituran Location & Control Ltd. (b)	2,438	53,246
Ixia (a)	6,600	67,056
KVH Industries, Inc. (a)	2,327	19,710
Lumentum Holdings, Inc. (a)	5,182	131,312
Mitel Networks Corp. (a)(b)	11,226	76,786
MRV Communications, Inc. (a)	712	7,704
NETGEAR, Inc. (a)	2,795	125,775
NetScout Systems, Inc. (a)	8,430	204,512
Novatel Wireless, Inc. (a)(b)	4,391	6,235
NumereX Corp. Class A (a)	1,824	13,680
Oclaro, Inc. (a)(b)	10,437	52,289
Parkervision, Inc. (a)(b)	899	2,985
PC-Tel, Inc.	2,448	11,040
Polycom, Inc. (a)	11,058	132,696
Radcom Ltd. (a)	1,332	16,637
Radware Ltd. (a)(b)	3,758	45,021
ShoreTel, Inc. (a)	5,946	39,244
Sierra Wireless, Inc. (a)(b)	2,884	57,017
Silicom Ltd.	759	21,260
Sonus Networks, Inc. (a)	4,955	45,388
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	23,017	177,921
Tessco Technologies, Inc.	761	9,923
Ubiquiti Networks, Inc. (a)(b)	7,135	284,401
UTStarcom Holdings Corp. (a)	3,043	6,116
ViaSat, Inc. (a)(b)	4,027	277,984
Viavi Solutions, Inc. (a)	20,427	139,516
Westell Technologies, Inc. Class A (a)	6,108	4,893
Wi-Lan, Inc.	15,902	44,625
		17,622,870
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,310	27,096
CDW Corp.	14,454	615,162
Cognex Corp.	7,280	313,550
Coherent, Inc. (a)	2,073	196,147
Control4 Corp. (a)(b)	2,638	20,708
CUI Global, Inc. (a)(b)	2,294	13,236
Daktronics, Inc.	3,867	30,820
Deswell Industries, Inc.	1,887	2,906
DTS, Inc. (a)	1,326	34,277
Echelon Corp. (a)	402	1,978
Electro Rent Corp.	2,376	31,126
Electro Scientific Industries, Inc. (a)	3,793	26,437
ePlus, Inc. (a)	629	55,056
FARO Technologies, Inc. (a)	1,518	53,722
FEI Co.	3,613	388,217
Flextronics International Ltd. (a)	47,921	596,616
FLIR Systems, Inc.	11,754	366,137
Frequency Electronics, Inc. (a)	1,201	11,878
GSI Group, Inc. (a)	3,300	50,523
Hollysys Automation Technologies Ltd. (a)	5,053	85,850
I. D. Systems Inc. (a)	1,321	6,592
Identiv, Inc. (a)	673	1,373
II-VI, Inc. (a)	5,226	106,506
Insight Enterprises, Inc. (a)	3,104	84,243
IPG Photonics Corp. (a)	4,557	393,634
Itron, Inc. (a)	3,379	148,845
Kimball Electronics, Inc. (a)	3,141	35,399
Littelfuse, Inc.	1,882	215,545
Maxwell Technologies, Inc. (a)(b)	2,409	12,840
Mesa Laboratories, Inc.	387	38,170
MicroVision, Inc. (a)	5,743	10,912
MTS Systems Corp.	1,262	60,324
Multi-Fineline Electronix, Inc. (a)	2,448	54,150
National Instruments Corp.	10,960	313,127
Neonode, Inc. (a)(b)	3,049	6,007
NetList, Inc. (a)(b)	4,994	5,693
Orbotech Ltd. (a)	3,771	105,173
OSI Systems, Inc. (a)	1,738	92,601
PC Connection, Inc.	2,747	63,154
PC Mall, Inc. (a)	2,130	23,004
Plexus Corp. (a)	3,074	135,010
QLogic Corp. (a)	7,134	98,877
RadiSys Corp. (a)	3,937	17,520
Research Frontiers, Inc. (a)(b)	2,868	11,673
Richardson Electronics Ltd.	1,058	5,502
Rofin-Sinar Technologies, Inc. (a)	2,453	78,373
Sanmina Corp. (a)	6,772	181,422
ScanSource, Inc. (a)	2,359	90,538
Supercom Ltd. (a)	1,798	6,850
Tech Data Corp. (a)	2,982	225,350
Trimble Navigation Ltd. (a)	21,795	557,516
TTM Technologies, Inc. (a)	9,707	76,006
Uni-Pixel, Inc. (a)(b)	2,860	4,976
Universal Display Corp. (a)	3,986	267,660
Zebra Technologies Corp. Class A (a)	4,356	231,347
		6,687,354
Internet Software & Services - 13.0%
21Vianet Group, Inc. ADR (a)	4,562	66,240
Actua Corp. (a)	4,188	40,665
Akamai Technologies, Inc. (a)	15,185	828,797
Alarm.com Holdings, Inc. (b)	4,366	92,559
Alphabet, Inc.:
Class A	25,183	18,858,290
Class C	29,783	21,911,949
Angie's List, Inc. (a)(b)	5,678	49,966
Apigee Corp. (a)	2,388	25,862
AppFolio, Inc. (a)(b)	906	12,684
Autobytel, Inc. (a)	765	10,962
Baidu.com, Inc. sponsored ADR (a)	23,318	4,163,196
Bazaarvoice, Inc. (a)	5,499	20,456
Benefitfocus, Inc. (a)(b)	2,641	96,951
Blucora, Inc. (a)(b)	3,773	33,882
Brightcove, Inc. (a)	3,168	21,226
Carbonite, Inc. (a)	3,187	29,448
China Finance Online Co. Ltd. ADR (a)	2,013	9,199
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,258	9,121
Cimpress NV (a)(b)	2,718	272,262
comScore, Inc. (a)	4,992	161,641
Cornerstone OnDemand, Inc. (a)	4,664	186,607
CoStar Group, Inc. (a)	2,802	578,865
Criteo SA sponsored ADR (a)(b)	4,804	215,555
EarthLink Holdings Corp.	9,801	64,295
eBay, Inc. (a)	101,528	2,483,375
eGain Communications Corp. (a)	4,312	13,798
Endurance International Group Holdings, Inc. (a)(b)	11,625	109,508
Facebook, Inc. Class A (a)	197,687	23,487,192
Five9, Inc. (a)	3,965	40,403
GigaMedia Ltd. (a)	937	2,539
Global Sources Ltd. (a)	2,508	21,569
Gogo, Inc. (a)(b)	7,034	79,062
Hortonworks, Inc. (a)	4,657	54,394
IAC/InterActiveCorp	6,563	366,740
inContact, Inc. (a)	5,517	76,576
Internap Network Services Corp. (a)	5,023	10,900
iPass, Inc. (a)	12,842	16,438
j2 Global, Inc.	4,159	278,528
Limelight Networks, Inc. (a)	9,367	13,676
Liquidity Services, Inc. (a)	2,613	17,507
LivePerson, Inc. (a)	5,049	35,242
LogMeIn, Inc. (a)	2,161	132,404
Marchex, Inc. Class B	2,560	8,525
Marketo, Inc. (a)	3,873	136,446
Match Group, Inc. (a)(b)	2,854	39,956
MercadoLibre, Inc.	3,768	514,332
Mimecast Ltd. (a)	4,945	41,489
MINDBODY, Inc.	1,954	26,164
Momo, Inc. ADR (a)(b)	3,625	46,328
Net Element International, Inc. (a)	212	490
NetEase, Inc. sponsored ADR	6,506	1,157,027
NIC, Inc.	6,385	126,742
Perion Network Ltd. (a)	7,399	9,619
Points International Ltd. (a)	1,753	16,250
QuinStreet, Inc. (a)	6,180	22,866
Qumu Corp. (a)	868	3,186
RealNetworks, Inc. (a)	5,593	24,050
Reis, Inc.	1,249	29,252
RetailMeNot, Inc. (a)	4,521	32,642
Rightside Group Ltd. (a)	2,668	24,145
Rocket Fuel, Inc. (a)(b)	5,915	15,202
SciQuest, Inc. (a)	2,731	48,175
Sify Technologies Ltd. sponsored ADR	13,742	15,528
SINA Corp. (a)	6,019	325,086
Sohu.com, Inc. (a)	3,361	140,389
SPS Commerce, Inc. (a)	1,504	81,968
Stamps.com, Inc. (a)	1,485	135,120
TechTarget, Inc. (a)	3,300	26,499
Travelzoo, Inc. (a)	1,651	13,373
TrueCar, Inc. (a)(b)	6,799	51,604
Tucows, Inc. (a)	1,270	29,807
United Online, Inc. (a)	2,204	24,090
Unwired Planet, Inc. (a)	1,199	7,170
VeriSign, Inc. (a)(b)	9,486	810,674
Web.com Group, Inc. (a)	4,500	76,365
WebMD Health Corp. (a)	3,223	211,912
Weibo Corp. sponsored ADR (a)(b)	4,340	115,401
Wix.com Ltd. (a)	3,549	98,165
Xunlei Ltd. sponsored ADR (a)	2,184	13,934
Yahoo!, Inc. (a)	81,070	3,075,796
Yandex NV (a)	23,328	480,557
YY, Inc. ADR (a)	2,655	115,360
Zillow Group, Inc.:
Class A (a)(b)	4,570	133,627
Class C (a)(b)	9,967	285,854
		83,591,694
IT Services - 2.9%
Acxiom Corp. (a)	6,385	135,234
Amdocs Ltd.	12,945	750,681
Automatic Data Processing, Inc.	39,077	3,432,524
Blackhawk Network Holdings, Inc. (a)	4,504	155,028
BluePhoenix Solutions Ltd. (a)	693	1,040
Cardtronics, Inc. (a)	3,933	154,528
Cass Information Systems, Inc.	1,023	49,155
China Information Technology, Inc. (a)(b)	4,656	5,634
Cognizant Technology Solutions Corp. Class A (a)	52,170	3,205,325
Computer Task Group, Inc.	3,019	15,971
CSG Systems International, Inc.	2,976	126,510
Datalink Corp. (a)	1,986	16,027
Euronet Worldwide, Inc. (a)	4,544	362,657
ExlService Holdings, Inc. (a)	2,904	150,427
Fiserv, Inc. (a)	19,191	2,021,388
Forrester Research, Inc.	1,638	60,295
Hackett Group, Inc.	2,747	40,161
Information Services Group, Inc. (a)	3,765	14,232
Innodata, Inc. (a)(b)	9,154	22,153
Jack Henry & Associates, Inc.	6,842	577,670
Lionbridge Technologies, Inc. (a)	6,670	29,015
ManTech International Corp. Class A	2,169	77,932
Mattersight Corp. (a)(b)	2,313	9,136
ModusLink Global Solutions, Inc. (a)	7,199	9,935
MoneyGram International, Inc. (a)	5,850	37,967
NCI, Inc. Class A	1,067	13,796
Net 1 UEPS Technologies, Inc. (a)	4,394	48,290
Paychex, Inc.	30,923	1,676,645
PayPal Holdings, Inc. (a)	105,140	3,973,241
Perficient, Inc. (a)	3,334	69,847
PFSweb, Inc. (a)	1,562	19,486
Planet Payment, Inc. (a)	6,783	29,235
PRG-Schultz International, Inc. (a)	3,801	18,891
QIWI PLC Class B sponsored ADR (b)	4,130	50,923
Sabre Corp.	23,244	654,783
ServiceSource International, Inc. (a)	6,853	25,493
Sykes Enterprises, Inc. (a)	3,762	112,183
Syntel, Inc. (a)	7,138	328,919
Teletech Holdings, Inc.	4,294	117,226
Virtusa Corp. (a)	2,514	88,568
		18,688,151
Semiconductors & Semiconductor Equipment - 8.0%
Acacia Communications, Inc.	3,000	117,840
Advanced Energy Industries, Inc. (a)	3,300	125,961
Advanced Micro Devices, Inc. (a)(b)	70,653	322,884
Aixtron AG sponsored ADR (a)	404	2,533
Alpha & Omega Semiconductor Ltd. (a)	2,522	34,526
Ambarella, Inc. (a)(b)	2,644	109,303
Amkor Technology, Inc. (a)	20,247	127,759
Amtech Systems, Inc. (a)	869	6,083
Analog Devices, Inc.	26,611	1,556,744
Applied Materials, Inc.	97,118	2,371,622
Applied Micro Circuits Corp. (a)	7,278	47,889
ARM Holdings PLC sponsored ADR	7,939	342,171
ASML Holding NV	5,051	504,999
Axcelis Technologies, Inc. (a)	10,033	27,089
AXT, Inc. (a)	6,808	24,236
Brooks Automation, Inc.	6,213	68,219
Cabot Microelectronics Corp.	2,151	92,794
Camtek Ltd. (a)	7,619	14,552
Canadian Solar, Inc. (a)(b)	4,879	91,140
Cascade Microtech, Inc. (a)	1,761	36,417
Cavium, Inc. (a)	4,764	237,009
Ceva, Inc. (a)	1,662	44,940
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,359	44,514
Cirrus Logic, Inc. (a)	5,317	191,412
Cohu, Inc.	2,831	33,406
Cree, Inc. (a)(b)	9,075	218,526
Cypress Semiconductor Corp. (b)	27,959	297,204
Diodes, Inc. (a)	4,356	83,897
DSP Group, Inc. (a)	2,871	30,059
Entegris, Inc. (a)	11,484	163,762
Fairchild Semiconductor International, Inc. (a)	10,280	204,264
First Solar, Inc. (a)	8,643	429,125
FormFactor, Inc. (a)	5,260	37,714
GSI Technology, Inc. (a)	4,839	19,356
Hanwha Solarone Co. Ltd. sponsored ADR (a)	389	4,894
Himax Technologies, Inc. sponsored ADR (b)	8,884	86,974
Integrated Device Technology, Inc. (a)	11,620	271,327
Intel Corp.	406,513	12,841,746
Intermolecular, Inc. (a)	7,945	14,301
Intersil Corp. Class A	10,863	146,868
IXYS Corp.	2,739	29,882
JA Solar Holdings Co. Ltd. ADR (a)(b)	3,771	30,055
KLA-Tencor Corp.	13,413	978,210
Kopin Corp. (a)	7,266	15,622
Kulicke & Soffa Industries, Inc. (a)	6,370	79,561
Lam Research Corp. (b)	13,597	1,125,968
Lattice Semiconductor Corp. (a)	10,759	62,617
Linear Technology Corp.	20,438	967,126
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	4,539	163,404
Marvell Technology Group Ltd.	43,873	448,821
Maxim Integrated Products, Inc.	24,286	921,897
Mellanox Technologies Ltd. (a)	3,972	188,273
Microchip Technology, Inc.	17,594	909,258
Micron Technology, Inc. (a)	89,738	1,141,467
Microsemi Corp. (a)	9,459	319,998
MKS Instruments, Inc.	4,802	196,786
Monolithic Power Systems, Inc.	3,471	237,173
MoSys, Inc. (a)	7,701	3,003
Nanometrics, Inc. (a)	2,441	45,451
Nova Measuring Instruments Ltd. (a)	3,357	39,814
NVE Corp.	495	27,953
NVIDIA Corp.	46,267	2,161,594
NXP Semiconductors NV (a)	29,768	2,812,778
O2Micro International Ltd. sponsored ADR (a)	3,570	5,069
ON Semiconductor Corp. (a)	35,539	347,216
PDF Solutions, Inc. (a)	2,970	43,689
Photronics, Inc. (a)	6,078	58,349
Pixelworks, Inc. (a)(b)	1,300	2,574
Power Integrations, Inc.	2,260	112,751
Qorvo, Inc. (a)	12,011	612,201
Qualcomm, Inc.	128,632	7,064,469
QuickLogic Corp. (a)(b)	9,088	9,270
Rambus, Inc. (a)(b)	9,804	118,628
Rubicon Technology, Inc. (a)	2,085	1,418
SemiLEDs Corp. (a)	241	335
Semtech Corp. (a)	5,715	134,531
Sigma Designs, Inc. (a)	3,593	25,977
Silicon Laboratories, Inc. (a)	3,578	178,006
Silicon Motion Technology Corp. sponsored ADR	3,026	134,506
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,637	37,189
Skyworks Solutions, Inc.	16,516	1,102,608
SolarEdge Technologies, Inc. (a)(b)	3,468	75,776
SunEdison Semiconductor Ltd. (a)	3,444	19,631
SunPower Corp. (a)(b)	11,862	207,941
Synaptics, Inc. (a)	3,172	215,157
Tessera Technologies, Inc.	4,425	142,795
Texas Instruments, Inc.	86,310	5,230,386
Tower Semiconductor Ltd. (a)(b)	7,198	96,165
Ultra Clean Holdings, Inc. (a)	2,344	13,361
Ultratech, Inc. (a)	2,183	49,794
Veeco Instruments, Inc. (a)	3,302	58,743
Xcerra Corp. (a)	6,044	39,467
Xilinx, Inc.	21,869	1,036,372
		51,507,144
Software - 10.2%
ACI Worldwide, Inc. (a)	10,395	214,761
Activision Blizzard, Inc.	63,311	2,485,590
Adobe Systems, Inc. (a)	42,778	4,255,128
Allot Communications Ltd. (a)(b)	3,650	18,250
American Software, Inc. Class A	4,004	38,599
ANSYS, Inc. (a)	7,641	680,813
Aspen Technology, Inc. (a)	7,173	273,435
Atlassian Corp. PLC (b)	4,300	97,051
Attunity Ltd. (a)	1,633	14,272
Autodesk, Inc. (a)	19,092	1,112,491
Blackbaud, Inc.	4,083	255,882
Bottomline Technologies, Inc. (a)	3,411	85,480
BroadSoft, Inc. (a)	2,320	101,152
CA Technologies, Inc.	35,961	1,162,260
Cadence Design Systems, Inc. (a)	25,991	642,498
Callidus Software, Inc. (a)	4,887	90,703
CDK Global, Inc.	13,482	745,555
Changyou.com Ltd. (A Shares) ADR (a)	1,740	33,530
Check Point Software Technologies Ltd. (a)(b)	15,449	1,312,702
Citrix Systems, Inc. (a)	13,266	1,126,549
CommVault Systems, Inc. (a)	3,675	166,404
Covisint Corp. (a)	5,590	11,236
CyberArk Software Ltd. (a)(b)	2,715	123,315
Datawatch Corp. (a)(b)	1,127	5,905
Descartes Systems Group, Inc. (a)	7,143	148,923
Digimarc Corp. (a)	858	23,732
Digital Turbine, Inc. (a)(b)	7,559	7,861
Ebix, Inc. (b)	2,817	127,413
Electronic Arts, Inc.(a)	26,687	2,048,227
EnerNOC, Inc. (a)(b)	2,981	19,675
EPIQ Systems, Inc.	3,300	50,259
FalconStor Software, Inc. (a)	5,578	7,419
FireEye, Inc. (a)(b)	13,697	218,056
Fortinet, Inc. (a)	14,528	497,003
Glu Mobile, Inc. (a)(b)	11,658	27,863
Guidance Software, Inc. (a)	3,408	18,914
Idreamsky Technology Ltd. ADR (a)	2,525	34,694
Interactive Intelligence Group, Inc. (a)	1,975	81,429
Intuit, Inc.	22,063	2,353,240
Jive Software, Inc. (a)	9,037	34,341
KongZhong Corp. sponsored ADR (a)	3,678	21,185
Magic Software Enterprises Ltd.	5,992	41,525
Majesco Entertainment Co.	760	654
Manhattan Associates, Inc. (a)	6,244	411,667
Materialise NV ADR (a)	1,987	14,128
Mentor Graphics Corp.	10,147	217,552
Microsoft Corp.	681,273	36,107,469
MicroStrategy, Inc. Class A (a)	842	157,067
Mitek Systems, Inc. (a)(b)	3,183	28,933
MobileIron, Inc. (a)(b)	9,487	31,307
Monotype Imaging Holdings, Inc.	3,405	81,311
NICE Systems Ltd. sponsored ADR	3,436	219,870
Nuance Communications, Inc. (a)	26,572	444,284
Open Text Corp.	10,457	612,580
Parametric Technology Corp. (a)	9,580	342,389
Park City Group, Inc. (a)(b)	1,985	18,341
Paylocity Holding Corp. (a)	4,194	153,962
Pegasystems, Inc.	6,774	178,630
Progress Software Corp. (a)	4,403	115,931
Proofpoint, Inc. (a)(b)	3,409	199,836
QAD, Inc.:
Class A	1,258	23,638
Class B	1,024	16,251
Qlik Technologies, Inc. (a)	7,800	223,860
Qualys, Inc. (a)	2,914	90,888
Rapid7, Inc. (a)(b)	3,812	48,984
RealPage, Inc. (a)	6,934	150,815
Rovi Corp. (a)	7,595	127,672
Sapiens International Corp. NV	5,221	63,435
SeaChange International, Inc. (a)	2,877	9,523
Smith Micro Software, Inc. (a)	2,938	2,057
Splunk, Inc. (a)	11,031	633,731
SS&C Technologies Holdings, Inc.	8,632	531,645
Symantec Corp.	56,077	973,497
Synchronoss Technologies, Inc. (a)	3,648	128,665
Synopsys, Inc. (a)	13,027	673,105
Take-Two Interactive Software, Inc. (a)	7,235	281,514
Tangoe, Inc. (a)(b)	2,884	23,101
TeleNav, Inc. (a)	3,872	18,044
The9 Ltd. sponsored ADR (a)	1,722	3,444
TiVo, Inc. (a)	8,071	80,306
Tubemogul, Inc. (a)	3,465	43,001
Ultimate Software Group, Inc. (a)(b)	2,442	499,340
Upland Software, Inc. (a)	4,082	29,390
Varonis Systems, Inc. (a)	2,248	54,671
Vasco Data Security International, Inc. (a)	3,412	56,400
Verint Systems, Inc. (a)	5,284	174,319
Xura, Inc. (a)	2,181	54,132
Zix Corp. (a)	4,888	19,650
Zynga, Inc. (a)	66,083	169,833
		65,356,142
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	477,402	47,673,320
Astro-Med, Inc.	1,241	17,808
Avid Technology, Inc. (a)	4,180	24,871
BlackBerry Ltd. (a)(b)	43,852	319,021
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	522	1,148
Concurrent Computer Corp.	1,544	10,036
CPI Card Group (b)	5,914	24,602
Cray, Inc. (a)	3,651	121,651
Electronics for Imaging, Inc. (a)	3,770	165,239
Hutchinson Technology, Inc. (a)	2,316	8,152
Immersion Corp. (a)	2,937	18,797
Intevac, Inc. (a)	4,269	20,875
Logitech International SA (b)	14,302	219,107
NetApp, Inc.	24,085	614,890
Seagate Technology LLC (b)	25,746	580,830
Silicon Graphics International Corp. (a)	4,432	23,312
Smart Technologies, Inc. Class A (a)(b)	2,920	13,111
Stratasys Ltd. (a)(b)	4,583	104,584
Super Micro Computer, Inc. (a)(b)	4,036	105,905
U.S.A. Technologies, Inc. (a)(b)	4,057	17,851
Western Digital Corp.	23,970	1,115,564
		51,200,674

TOTAL INFORMATION TECHNOLOGY		294,654,029

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	2,431	61,529
AgroFresh Solutions, Inc. (a)	4,876	24,478
Balchem Corp.	2,626	157,429
Burcon NutraScience Corp. (a)	2,480	5,239
Codexis, Inc. (a)	3,780	14,364
Gulf Resources, Inc. (a)	2,574	3,912
Hawkins, Inc.	1,018	39,722
Innophos Holdings, Inc.	1,782	68,322
Innospec, Inc.	1,928	93,624
Marrone Bio Innovations, Inc. (a)(b)	2,017	1,392
Metabolix, Inc. (a)(b)	3,868	3,094
Methanex Corp.	7,821	257,291
Senomyx, Inc. (a)(b)	3,301	9,342
Terravia Holdings, Inc. (a)(b)	7,724	19,156
		758,894
Construction Materials - 0.0%
Tecnoglass, Inc. (a)(b)	2,708	31,332
U.S. Concrete, Inc. (a)	1,203	77,160
United States Lime & Minerals, Inc.	546	29,206
		137,698
Containers & Packaging - 0.1%
AEP Industries, Inc.	456	27,365
Silgan Holdings, Inc.	5,225	267,207
UFP Technologies, Inc. (a)	1,058	22,800
		317,372
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	7,624	49,251
China Natural Resources, Inc. (a)	1,788	2,700
Ferroglobe PLC	6,852	62,490
Handy & Harman Ltd. (a)	1,643	41,075
Haynes International, Inc.	1,150	33,143
Kaiser Aluminum Corp.	1,498	128,394
Mountain Province Diamonds, Inc. (a)	14,614	68,871
Olympic Steel, Inc.	1,056	25,038
Pan American Silver Corp.	13,170	186,224
Randgold Resources Ltd. sponsored ADR	3,523	297,024
Real Industries, Inc. (a)	2,174	14,729
Royal Gold, Inc.	5,577	313,037
Schnitzer Steel Industries, Inc. Class A	2,153	34,642
Silver Standard Resources, Inc. (a)(b)	7,294	65,857
Steel Dynamics, Inc.	20,891	515,799
Universal Stainless & Alloy Products, Inc. (a)	571	6,812
		1,845,086
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,325	56,988
Pope Resources, Inc. LP	468	29,273
Rentech, Inc. (a)	1,879	4,735
		90,996

TOTAL MATERIALS		3,150,046

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	8,049	102,786
Alaska Communication Systems Group, Inc. (a)	19,898	35,020
Atlantic Tele-Network, Inc.	1,465	109,128
B Communications Ltd.	2,805	73,211
Cogent Communications Group, Inc.	3,894	155,059
Consolidated Communications Holdings, Inc.	4,054	99,647
FairPoint Communications, Inc. (a)(b)	2,802	37,967
Frontier Communications Corp. (b)	100,979	522,061
General Communications, Inc. Class A (a)	3,235	50,434
Hawaiian Telcom Holdco, Inc. (a)	1,590	32,420
Inteliquent, Inc.	2,840	47,485
Iridium Communications, Inc. (a)(b)	8,548	74,624
Lumos Networks Corp. (a)	1,985	25,547
magicJack VocalTec Ltd. (a)(b)	1,527	9,131
ORBCOMM, Inc. (a)	5,773	54,266
PDVWireless, Inc. (a)(b)	1,218	29,390
SBA Communications Corp. Class A (a)	10,649	1,058,511
Towerstream Corp. (a)	3,477	647
Windstream Holdings, Inc. (b)	8,409	70,552
		2,587,886
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	1,294	16,020
Boingo Wireless, Inc. (a)	2,739	20,269
Leap Wireless International, Inc. rights (a)	4,142	10,686
NII Holdings, Inc. (a)	8,346	31,005
Partner Communications Co. Ltd. ADR (a)	1,260	6,615
Shenandoah Telecommunications Co.	4,285	137,077
Spok Holdings, Inc.	1,980	34,729
T-Mobile U.S., Inc. (a)	70,141	2,999,229
VimpelCom Ltd. sponsored ADR	151,550	575,890
Vodafone Group PLC sponsored ADR	33,199	1,128,434
		4,959,954

TOTAL TELECOMMUNICATION SERVICES		7,547,840

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	3,488	176,876
Otter Tail Corp.	3,368	99,625
		276,501
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,059	26,475
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	2,096	32,320
Abengoa Yield PLC (b)	8,504	152,902
Pattern Energy Group, Inc.	6,688	145,665
TerraForm Global, Inc. (b)	10,391	28,887
Terraform Power, Inc. (b)	6,353	53,619
		413,393
Water Utilities - 0.0%
Artesian Resources Corp. Class A	825	23,265
Cadiz, Inc. (a)(b)	1,671	10,176
Connecticut Water Service, Inc.	1,023	49,339
Consolidated Water Co., Inc.	1,551	20,799
Middlesex Water Co.	1,472	54,390
Pure Cycle Corp. (a)	4,268	19,163
York Water Co.	930	25,110
		202,242

TOTAL UTILITIES		918,611

TOTAL COMMON STOCKS
(Cost $524,820,902)		642,416,752

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.40% (c)	59,311	59,311
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	39,075,300	39,075,300
TOTAL MONEY MARKET FUNDS
(Cost $39,134,611)		39,134,611
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $563,955,513)		681,551,363
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(38,026,195)
NET ASSETS - 100%		$643,525,168

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,172
Fidelity Securities Lending Cash Central Fund	414,007
Total	$416,179

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$120,593,014	$120,593,014	$--	$--
Consumer Staples	36,204,246	36,204,246	--	--
Energy	3,234,443	3,234,443	--	--
Financials	54,669,478	54,660,032	--	9,446
Health Care	93,627,144	93,593,871	1,911	31,362
Industrials	27,817,901	27,817,901	--	--
Information Technology	294,654,029	294,654,029	--	--
Materials	3,150,046	3,150,046	--	--
Telecommunication Services	7,547,840	7,537,154	--	10,686
Utilities	918,611	918,611	--	--
Money Market Funds	39,134,611	39,134,611	--	--
Total Investments in Securities:	$681,551,363	$681,497,958	$1,911	$51,494

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,219,243) — See accompanying schedule: Unaffiliated issuers (cost $524,820,902)	$642,416,752
Fidelity Central Funds (cost $39,134,611)	39,134,611
Total Investments (cost $563,955,513)		$681,551,363
Cash		11,947
Foreign currency held at value (cost $3,972)		3,961
Receivable for investments sold		288,464
Dividends receivable		832,542
Distributions receivable from Fidelity Central Funds		62,994
Prepaid expenses		215
Receivable from investment adviser for expense reductions		50,148
Other receivables		251
Total assets		682,801,885
Liabilities
Payable for investments purchased	$6,392
Accrued management fee	124,229
Other affiliated payables	18,298
Other payables and accrued expenses	52,498
Collateral on securities loaned, at value	39,075,300
Total liabilities		39,276,717
Net Assets		$643,525,168
Net Assets consist of:
Paid in capital		$537,187,506
Undistributed net investment income		1,625,150
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,883,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		117,595,813
Net Assets, for 3,300,000 shares outstanding		$643,525,168
Net Asset Value, offering price and redemption price per share ($643,525,168 ÷ 3,300,000 shares)		$195.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$4,416,927
Income from Fidelity Central Funds (including $414,007 from security lending)		416,179
Total income		4,833,106
Expenses
Management fee	$751,840
Transfer agent and custody fees	42,154
Licensing fees	41,062
Accounting and security lending fees	112,613
Independent trustees' fees and expenses	1,374
Audit	43,842
Legal	9,407
Miscellaneous	1,939
Total expenses before reductions	1,004,231
Expense reductions	(345,919)	658,312
Net investment income (loss)		4,174,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,948,639)
Foreign currency transactions	(58)
Total net realized gain (loss)		(11,948,697)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,148,107)
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		(10,148,009)
Net gain (loss)		(22,096,706)
Net increase (decrease) in net assets resulting from operations		$(17,921,912)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,174,794	$6,330,895
Net realized gain (loss)	(11,948,697)	21,720,391
Change in net unrealized appreciation (depreciation)	(10,148,009)	15,918,325
Net increase (decrease) in net assets resulting from operations	(17,921,912)	43,969,611
Distributions to shareholders from net investment income	(3,866,000)	(5,685,000)
Share transactions
Proceeds from sales of shares	37,239,306	192,595,838
Cost of shares redeemed	(35,449,369)	(38,469,901)
Net increase (decrease) in net assets resulting from share transactions	1,789,937	154,125,937
Total increase (decrease) in net assets	(19,997,975)	192,410,548
Net Assets
Beginning of period	663,523,143	471,112,595
End of period (including undistributed net investment income of $1,625,150 and undistributed net investment income of $1,316,356, respectively)	$643,525,168	$663,523,143
Other Information
Shares
Sold	200,000	1,000,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	–	800,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Tracking Stock

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$201.07	$188.45	$160.07	$118.93	$103.48	$98.68
Income from Investment Operations
Net investment income (loss)A	1.25	2.14	2.37B	1.75	1.35	.93
Net realized and unrealized gain (loss)	(6.14)	12.44	28.15	41.06	15.29	4.74
Total from investment operations	(4.89)	14.58	30.52	42.81	16.64	5.67
Distributions from net investment income	(1.17)	(1.96)	(2.14)	(1.67)	(1.19)	(.87)
Net asset value, end of period	$195.01	$201.07	$188.45	$160.07	$118.93	$103.48
Total ReturnC,D	(2.42)%	7.79%	19.23%	36.35%	16.13%	5.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.42%	.48%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.21%G	.21%	.21%	.26%	.30%	.30%
Expenses net of all reductions	.21%G	.21%	.21%	.26%	.30%	.30%
Net investment income (loss)	1.33%G	1.11%	1.40%B	1.28%	1.16%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$643,525	$663,523	$471,113	$288,130	$178,392	$155,223
Portfolio turnover rateH,I	7%G	9%	7%	10%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$159,562,007
Gross unrealized depreciation	(42,696,922)
Net unrealized appreciation (depreciation) on securities	$116,865,085
Tax cost	$564,686,278

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(556,942)
2018	(118,806)
Total capital loss carryforward	$(675,748)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,702,908 and $21,000,956, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $37,219,000 and $35,436,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Effective January 1, 2016, the licensing fee is paid by the investment adviser, not by the Fund.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2017. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $345,876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $43.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.21%	$1,000.00	$975.80	$1.04
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-SANN-0716
1.795572.112

Fidelity® Series 100 Index Fund Fidelity® Series 100 Index Fund Class F Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	5.8
Microsoft Corp.	3.6	3.7
Exxon Mobil Corp.	3.2	2.9
Johnson & Johnson	2.7	2.4
General Electric Co.	2.4	2.4
Amazon.com, Inc.	2.4	2.2
Facebook, Inc. Class A	2.3	2.0
Berkshire Hathaway, Inc. Class B	2.3	2.2
AT&T, Inc.	2.1	1.8
JPMorgan Chase & Co.	2.1	2.1
	27.9

Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	24.8
Health Care	15.0	15.1
Financials	13.7	14.8
Consumer Discretionary	12.0	12.4
Consumer Staples	11.2	10.6
Industrials	9.4	9.2
Energy	7.3	7.4
Telecommunication Services	3.9	3.4
Utilities	1.6	0.6
Materials	1.4	1.4

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

As of November 30, 2015*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.4%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.8%
Ford Motor Co.	1,103,938	$14,892,124
General Motors Co.	397,976	12,448,689
		27,340,813
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	255,298	31,161,674
Starbucks Corp.	418,536	22,973,441
		54,135,115
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	109,325	79,019,017
Priceline Group, Inc. (a)	14,049	17,762,572
		96,781,589
Media - 3.5%
Comcast Corp. Class A	688,911	43,608,066
The Walt Disney Co.	425,033	42,171,774
Time Warner, Inc.	223,739	16,928,093
Twenty-First Century Fox, Inc.:
Class A	316,983	9,154,469
Class B	122,096	3,570,087
		115,432,489
Multiline Retail - 0.4%
Target Corp.	170,526	11,728,778
Specialty Retail - 2.1%
Home Depot, Inc.	359,011	47,432,533
Lowe's Companies, Inc.	259,120	20,763,286
		68,195,819
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	382,235	21,107,017

TOTAL CONSUMER DISCRETIONARY		394,721,620

CONSUMER STAPLES - 11.2%
Beverages - 2.8%
PepsiCo, Inc.	409,281	41,406,959
The Coca-Cola Co.	1,103,340	49,208,964
		90,615,923
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	124,527	18,525,882
CVS Health Corp.	311,047	30,000,483
Wal-Mart Stores, Inc.	444,255	31,444,369
Walgreens Boots Alliance, Inc.	244,365	18,913,851
		98,884,585
Food Products - 0.6%
Mondelez International, Inc.	444,235	19,764,015
Household Products - 2.4%
Colgate-Palmolive Co.	252,787	17,798,733
Procter & Gamble Co.	751,096	60,868,820
		78,667,553
Tobacco - 2.4%
Altria Group, Inc.	554,405	35,282,334
Philip Morris International, Inc.	438,711	43,292,001
		78,574,335

TOTAL CONSUMER STAPLES		366,506,411

ENERGY - 7.3%
Energy Equipment & Services - 1.2%
Halliburton Co.	243,047	10,251,722
Schlumberger Ltd.	393,707	30,039,844
		40,291,566
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	533,231	53,856,331
ConocoPhillips Co.	350,041	15,328,295
Exxon Mobil Corp.	1,175,888	104,677,550
Kinder Morgan, Inc.	518,145	9,368,062
Occidental Petroleum Corp.	216,289	16,316,842
		199,547,080

TOTAL ENERGY		239,838,646

FINANCIALS - 13.7%
Banks - 7.2%
Bank of America Corp.	2,923,789	43,242,839
Citigroup, Inc.	834,785	38,875,937
JPMorgan Chase & Co.	1,039,266	67,832,892
U.S. Bancorp	462,419	19,800,782
Wells Fargo & Co.	1,308,137	66,348,709
		236,101,159
Capital Markets - 1.7%
Bank of New York Mellon Corp.	304,622	12,812,401
BlackRock, Inc. Class A	35,745	13,005,818
Goldman Sachs Group, Inc.	111,221	17,737,525
Morgan Stanley	432,576	11,839,605
		55,395,349
Consumer Finance - 0.8%
American Express Co.	232,031	15,258,359
Capital One Financial Corp.	149,332	10,937,076
		26,195,435
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	530,511	74,558,016
Insurance - 1.2%
Allstate Corp.	107,119	7,231,604
American International Group, Inc.	325,476	18,838,551
MetLife, Inc.	310,530	14,144,642
		40,214,797
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	87,613	17,315,833

TOTAL FINANCIALS		449,780,589

HEALTH CARE - 15.0%
Biotechnology - 4.2%
AbbVie, Inc.	456,236	28,710,931
Amgen, Inc.	212,961	33,637,190
Biogen, Inc. (a)	61,919	17,939,792
Celgene Corp. (a)	221,335	23,355,269
Gilead Sciences, Inc.	387,034	33,695,180
		137,338,362
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	417,161	16,532,090
Medtronic PLC	398,165	32,044,319
		48,576,409
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	269,191	35,982,761
Pharmaceuticals - 8.3%
Allergan PLC (a)	111,759	26,347,184
Bristol-Myers Squibb Co.	472,721	33,894,096
Eli Lilly & Co.	275,616	20,679,468
Johnson & Johnson	781,336	88,048,754
Merck & Co., Inc.	785,838	44,211,246
Pfizer, Inc.	1,712,581	59,426,561
		272,607,309

TOTAL HEALTH CARE		494,504,841

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	82,822	11,749,957
Honeywell International, Inc.	217,840	24,796,727
Lockheed Martin Corp.	74,391	17,573,386
Raytheon Co.	84,664	10,978,381
The Boeing Co.	176,338	22,245,039
United Technologies Corp.	220,264	22,154,153
		109,497,643
Air Freight & Logistics - 1.0%
FedEx Corp.	72,580	11,973,523
United Parcel Service, Inc. Class B	195,431	20,146,982
		32,120,505
Electrical Equipment - 0.3%
Emerson Electric Co.	182,104	9,473,050
Industrial Conglomerates - 3.8%
3M Co.	171,322	28,836,919
Danaher Corp.	169,279	16,650,282
General Electric Co.	2,642,039	79,868,839
		125,356,040
Machinery - 0.4%
Caterpillar, Inc.	164,889	11,956,101
Road & Rail - 0.6%
Union Pacific Corp.	239,669	20,177,733

TOTAL INDUSTRIALS		308,581,072

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,424,887	41,392,967
Internet Software & Services - 6.1%
Alphabet, Inc.:
Class A	82,847	62,039,976
Class C	84,144	61,906,424
Facebook, Inc. Class A (a)	649,831	77,206,421
		201,152,821
IT Services - 4.3%
Accenture PLC Class A	177,799	21,152,747
IBM Corp.	250,315	38,483,428
MasterCard, Inc. Class A	277,646	26,626,251
PayPal Holdings, Inc. (a)	315,052	11,905,815
Visa, Inc. Class A	543,418	42,897,417
		141,065,658
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	1,337,640	42,256,048
Qualcomm, Inc.	423,290	23,247,087
Texas Instruments, Inc.	284,647	17,249,608
		82,752,743
Software - 4.7%
Microsoft Corp.	2,239,585	118,698,005
Oracle Corp.	892,208	35,866,762
		154,564,767
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,569,995	156,779,700
EMC Corp.	551,323	15,409,478
		172,189,178

TOTAL INFORMATION TECHNOLOGY		793,118,134

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	246,824	16,144,758
Monsanto Co.	124,690	14,023,884
The Dow Chemical Co.	316,320	16,246,195
		46,414,837
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,741,766	68,190,139
Verizon Communications, Inc.	1,153,542	58,715,288
		126,905,427
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	194,921	15,248,670
Exelon Corp.	260,484	8,926,787
NextEra Energy, Inc.	130,423	15,666,411
Southern Co.	258,480	12,779,251
		52,621,119
TOTAL COMMON STOCKS
(Cost $2,983,616,624)		3,272,992,696
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (b)
(Cost $1,997,335)	2,000,000	1,998,110
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.40% (c)
(Cost $17,537,554)	17,537,554	17,537,554
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,003,151,513)		3,292,528,360
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,749,852)
NET ASSETS - 100%		$3,284,778,508

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P 500 Index Contracts (United States)	June 2016	837,960	$4,057
22 CME S&P 500 Index Contracts (United States)	June 2016	11,521,950	38,671
TOTAL FUTURES CONTRACTS			$42,728

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,120,940.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,636
Fidelity Securities Lending Cash Central Fund	11,592
Total	$32,228

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$394,721,620	$394,721,620	$--	$--
Consumer Staples	366,506,411	366,506,411	--	--
Energy	239,838,646	239,838,646	--	--
Financials	449,780,589	449,780,589	--	--
Health Care	494,504,841	494,504,841	--	--
Industrials	308,581,072	308,581,072	--	--
Information Technology	793,118,134	793,118,134	--	--
Materials	46,414,837	46,414,837	--	--
Telecommunication Services	126,905,427	126,905,427	--	--
Utilities	52,621,119	52,621,119	--	--
U.S. Government and Government Agency Obligations	1,998,110	--	1,998,110	--
Money Market Funds	17,537,554	17,537,554	--	--
Total Investments in Securities:	$3,292,528,360	$3,290,530,250	$1,998,110	$--
Derivative Instruments:
Assets
Futures Contracts	$42,728	$42,728	$--	$--
Total Assets	$42,728	$42,728	$--	$--
Total Derivative Instruments:	$42,728	$42,728	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$42,728	$0
Total Equity Risk	42,728	0
Total Value of Derivatives	$42,728	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,985,613,959)	$3,274,990,806
Fidelity Central Funds (cost $17,537,554)	17,537,554
Total Investments (cost $3,003,151,513)		$3,292,528,360
Receivable for investments sold		15,967,330
Receivable for fund shares sold		12,562
Dividends receivable		8,462,754
Distributions receivable from Fidelity Central Funds		4,877
Total assets		3,316,975,883
Liabilities
Payable for fund shares redeemed	$31,942,448
Accrued management fee	135,808
Payable for daily variation margin for derivative instruments	52,836
Other affiliated payables	66,283
Total liabilities		32,197,375
Net Assets		$3,284,778,508
Net Assets consist of:
Paid in capital		$3,385,569,041
Undistributed net investment income		31,477,379
Accumulated undistributed net realized gain (loss) on investments		(421,687,487)
Net unrealized appreciation (depreciation) on investments		289,419,575
Net Assets		$3,284,778,508
Series 100 Index:
Net Asset Value, offering price and redemption price per share ($1,603,913,626 ÷ 116,884,814 shares)		$13.72
Class F:
Net Asset Value, offering price and redemption price per share ($1,680,864,882 ÷ 122,484,188 shares)		$13.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$37,787,043
Interest		3,671
Income from Fidelity Central Funds		32,228
Total income		37,822,942
Expenses
Management fee	$790,749
Transfer agent fees	392,013
Independent trustees' fees and expenses	7,021
Interest	1,041
Miscellaneous	2,852
Total expenses before reductions	1,193,676
Expense reductions	(55)	1,193,621
Net investment income (loss)		36,629,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,736,640
Futures contracts	976,216
Total net realized gain (loss)		43,712,856
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,282,013)
Futures contracts	104,326
Total change in net unrealized appreciation (depreciation)		(42,177,687)
Net gain (loss)		1,535,169
Net increase (decrease) in net assets resulting from operations		$38,164,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,629,321	$76,195,556
Net realized gain (loss)	43,712,856	135,052,301
Change in net unrealized appreciation (depreciation)	(42,177,687)	(89,819,666)
Net increase (decrease) in net assets resulting from operations	38,164,490	121,428,191
Distributions to shareholders from net investment income	(75,790,365)	(70,740,615)
Share transactions - net increase (decrease)	(58,843,370)	(254,445,510)
Total increase (decrease) in net assets	(96,469,245)	(203,757,934)
Net Assets
Beginning of period	3,381,247,753	3,585,005,687
End of period (including undistributed net investment income of $31,477,379 and undistributed net investment income of $70,638,423, respectively)	$3,284,778,508	$3,381,247,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund Series 100 Index

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.87	$13.67	$11.77	$10.19	$8.85	$8.33
Income from Investment Operations
Net investment income (loss)A	.15	.29	.27	.25	.21	.18
Net realized and unrealized gain (loss)	.01	.18	1.63	2.35	1.31	.51
Total from investment operations	.16	.47	1.90	2.60	1.52	.69
Distributions from net investment income	(.31)	(.27)	–	(1.02)	(.18)	(.17)
Net asset value, end of period	$13.72	$13.87	$13.67	$11.77	$10.19	$8.85
Total ReturnB,C	1.25%	3.48%	16.14%	27.56%	17.49%	8.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%F	.10%	.10%	.18%	.20%	.20%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.17%	.20%	.20%
Expenses net of all reductions	.10%F	.10%	.10%	.17%	.20%	.20%
Net investment income (loss)	2.27%F	2.17%	2.11%	2.34%	2.17%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,603,914	$1,670,998	$1,814,733	$2,710,285	$8,019,529	$6,413,368
Portfolio turnover rateG	6%F	10%	8%	19%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund Class F

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.87	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)B	.15	.30	.27
Net realized and unrealized gain (loss)	.02	.16	1.72
Total from investment operations	.17	.46	1.99
Distributions from net investment income	(.32)	(.27)	–
Net asset value, end of period	$13.72	$13.87	$13.68
Total ReturnC,D	1.30%	3.45%	17.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%G
Net investment income (loss)	2.32%G	2.22%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,680,865	$1,710,250	$1,770,273
Portfolio turnover rateH	6%G	10%	8%

 A For the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to contribution in-kind, future contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$675,743,676
Gross unrealized depreciation	(403,186,314)
Net unrealized appreciation (depreciation) on securities	$272,557,362
Tax cost	$3,019,970,998

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(149,988,603)
2018	(297,318,580)
Total capital loss carryforward	$(447,307,183)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $976,216 and a change in net unrealized appreciation (depreciation) of $104,326 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,837,848 and $202,390,701, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$392,013

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$30,292,000.62%		$1,041

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,592.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $55.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Series 100 Index	$37,042,690	$35,250,235
Class F	38,747,675	35,490,380
Total	$75,790,365	$70,740,615

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Series 100 Index
Shares sold	4,997,429	11,702,848	$65,366,205	$156,655,563
Reinvestment of distributions	2,823,376	2,630,615	37,042,690	35,250,235
Shares redeemed	(11,435,838)	(26,569,388)	(150,614,321)	(359,046,239)
Net increase (decrease)	(3,615,033)	(12,235,925)	$(48,205,426)	$(167,140,441)
Class F
Shares sold	9,739,482	16,342,253	$128,162,928	$218,162,260
Reinvestment of distributions	2,955,582	2,648,536	38,747,675	35,490,380
Shares redeemed	(13,498,679)	(25,150,141)	(177,548,547)	(340,957,709)
Net increase (decrease)	(803,615)	(6,159,352)	$(10,637,944)	$(87,305,069)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Series 100 Index	.10%
Actual		$1,000.00	$1,012.50	$.50
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class F	.05%
Actual		$1,000.00	$1,013.00	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HUN-SANN-0716
1.842446.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016